UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
623 Fifth Ave, 15th floor	1250 Connecticut Avenue, N.W., Suite 500
New York, NY 10022	Washington, DC 20036-2652

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)	January 31, 2017

Global X Silver Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — 99.8%
CANADA— 24.6%
Basic Materials — 24.6%
Alexco Resource * (A)	1,060,720	$1,968,892
AuRico Metals *	1,038,891	916,375
AuRico Metals^ *	533,199	467,989
Bear Creek Mining * (A)	1,013,603	2,277,934
Excellon Resources * (A)	663,836	916,514
First Majestic Silver * (A)	1,914,231	18,309,078
Fortuna Silver Mines *	1,736,792	10,790,424
Great Panther Silver * (A)	1,913,117	3,477,727
Klondex Mines, Cl Common Subscription Receipt *	2,013,041	9,943,612
Primero Mining * (A)	2,214,991	1,664,960
Silvercorp Metals (A)	1,931,500	5,755,870
Tahoe Resources	3,836,393	34,928,464
TOTAL CANADA		91,417,839
MEXICO— 12.2%
Basic Materials — 12.2%
Industrias Penoles	1,905,718	45,259,167
UNITED KINGDOM— 18.9%
Basic Materials — 18.9%
Fresnillo	2,264,385	41,393,362
Hochschild Mining	2,774,335	8,603,807
Polymetal International	1,719,521	19,956,698
TOTAL UNITED KINGDOM		69,953,867
UNITED STATES— 44.1%
Basic Materials — 44.1%
Alamos Gold, Cl A (A)	2,286,133	17,145,997
Coeur d'Alene Mines *	1,614,912	18,813,725
Endeavour Silver * (A)	1,487,716	6,293,039
Hecla Mining	3,127,494	20,141,061
MAG Silver * (A)	835,994	11,887,835
McEwen Mining (A)	2,647,817	10,405,921
Pan American Silver	1,103,105	21,543,641
Silver Standard Resources *	1,429,437	15,109,149
Silver Wheaton	1,916,641	42,415,265
TOTAL UNITED STATES		163,755,633
TOTAL COMMON STOCK
(Cost $345,926,850)		370,386,506

U.S. TREASURY OBLIGATION — 8.1%
United States Treasury Bill
0.460%, 02/09/17(B)
(Cost $29,996,933)	$30,000,000	29,996,850

Schedule of Investments (Unaudited)	January 31, 2017

Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — 4.6%
Barclays Bank
0.53%, dated 01/31/17, to be repurchased on 02/01/17 repurchase price $15,000,220 (collateralized by U.S Treasury Obligations, ranging in par value $3-$2,553,936, 0.000%-8.750%, 02/15/17-05/15/44, with a total market value of $15,300,000)(C)	$15,000,000	$15,000,000
Deutsche Bank
0.52%, dated 01/31/17, to be repurchased on 02/01/17 repurchase price $1,951,535 (collateralized by U.S. Treasury Obligations, par value $1,998,197, 1.875%, 08/31/22 with a total market value of $1,995,923)(C)	1,951,507	1,951,507
TOTAL REPURCHASE AGREEMENTS
(Cost $16,951,507)		16,951,507
TOTAL INVESTMENTS — 112.5%
(Cost $392,875,290)†		$417,334,863

Percentages are based on Net Assets of $370,801,295.

*	Non-income producing security.
^	Traded on U.S. stock exchange
(A)	This security or a partial position of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $16,715,041.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2017 was $16,951,507.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $392,875,290, and the unrealized appreciation and depreciation were $56,327,837 and $(31,868,264), respectively.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$370,386,506	$—	$—	$370,386,506
U.S. Treasury Obligation	—	29,996,850	—	29,996,850
Repurchase Agreements	—	16,951,507	—	16,951,507
Total Investments in Securities	$370,386,506	$46,948,357	$—	$417,334,863

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 8.3%
Basic Materials — 8.3%
Beadell Resources *	483,245	$111,891
Gold Road Resources *	2,690,225	1,184,527
Perseus Mining *	477,605	121,463
Regis Resources	306,560	740,067
Resolute Mining	612,865	676,950
Saracen Mineral Holdings *	421,625	339,282
St. Barbara *	395,495	696,558
TOTAL AUSTRALIA		3,870,738
CANADA— 78.7%
Basic Materials — 78.7%
Alacer Gold *	156,866	288,766
Alamos Gold, Cl A	153,662	1,150,329
Argonaut Gold, Cl Common Subscription Receipt *	88,071	164,152
Asanko Gold *	461,644	1,689,006
Atac Resources *	2,141,717	739,231
B2Gold *	281,929	854,166
Chesapeake Gold *(A)	692,305	2,155,903
China Gold International Resources *	128,354	257,939
Continental Gold *	325,995	1,082,691
Dalradian Resources *	74,745	76,250
Dundee Precious Metals *	63,407	142,985
Exeter Resource * (A)	1,641,561	1,624,248
First Mining Finance *(A)	6,691,069	4,208,381
Guyana Goldfields *	308,625	1,529,218
Integra Gold *	121,498	68,961
International Tower Hill Mines * (A)	2,520,891	1,662,870
Kirkland Lake Gold *	100,633	720,158
Klondex Mines, Cl Common Subscription Receipt *	92,273	455,791
Lundin Gold *	26,930	117,118
Lydian International, Cl Common Subscription Receipt *	1,974,631	552,821
Mandalay Resources	209,220	141,218
New Gold *	198,362	527,951
OceanaGold	787,509	2,730,233
Osisko Mining *	56,623	146,362
Premier Gold Mines * (A)	497,509	1,118,083
Pretium Resources *	208,607	2,243,275
Primero Mining * (A)	80,608	60,591
Richmont Mines *	34,819	284,962
Roxgold * (A)	1,999,055	2,330,634
Sabina Gold & Silver * (A)	1,746,400	1,794,958
SEMAFO *	173,571	645,691
Silver Standard Resources *	71,127	750,141
Teranga Gold * (A)	2,291,639	1,546,801

Schedule of Investments (Unaudited)	January 31, 2017

Global X Gold Explorers ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Basic Materials — continued
Torex Gold Resources *	128,350	$2,717,131
Wesdome Gold Mines *	44,904	89,550
TOTAL CANADA		36,668,565
INDONESIA— 0.6%
Basic Materials — 0.6%
Aneka Tambang Persero *	4,562,900	273,381
TURKEY— 1.3%
Basic Materials — 1.3%
Koza Altin Isletmeleri *	133,335	626,528
UNITED KINGDOM— 2.3%
Basic Materials — 2.3%
Centamin	426,520	841,395
Highland Gold Mining	98,470	215,560
TOTAL UNITED KINGDOM		1,056,955
UNITED STATES— 8.7%
Basic Materials — 8.7%
Gold Resource	27,706	149,058
Golden Star Resources *	165,671	143,306
McEwen Mining (A)	118,626	466,200
Novagold Resources *	364,493	1,939,103
Seabridge Gold * (A)	136,826	1,347,736
TOTAL UNITED STATES		4,045,403
TOTAL COMMON STOCK
(Cost $33,410,704)		46,541,570

REPURCHASE AGREEMENT — 10.8%
Deutsche Bank
0.52%, dated 01/31/17, to be repurchased on 02/01/17 repurchase price $5,026,969 (collateralized by U.S. Treasury Obligations, par value $5,147,164, 1.875%, 08/31/22 with a total market value of $5,141,308)(B)
(Cost $5,026,896)	$5,026,896	5,026,896
TOTAL INVESTMENTS — 110.7%
(Cost $38,437,600)†		$51,568,466

Percentages are based on Net Assets of $46,565,611.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $4,759,804.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2017 was $5,026,896.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $38,437,600, and the unrealized appreciation and depreciation were $13,904,400 and $(773,534), respectively.

Amounts designated as " — " are $ or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Gold Explorers ETF

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$46,541,570	$—	$—	$46,541,570
Repurchase Agreement	—	5,026,896	—	5,026,896
Total Investments in Securities	$46,541,570	$5,026,896	$—	$51,568,466

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 9.5%
Basic Materials — 9.5%
Cudeco *	957,267	$290,684
OZ Minerals	373,649	2,547,233
Sandfire Resources	435,986	2,177,845
TOTAL AUSTRALIA		5,015,762
CANADA— 32.8%
Basic Materials — 32.8%
Altius Minerals	199,090	1,818,724
Capstone Mining *	2,678,829	2,979,330
First Quantum Minerals	205,419	2,585,562
HudBay Minerals, Cl B	435,170	3,401,252
Lundin Mining, Cl Common Subscription Receipt *	422,372	2,578,778
Nevsun Resources	572,892	1,801,616
Teck Resources, Cl B	85,179	2,083,496
TOTAL CANADA		17,248,758
HONG KONG— 4.8%
Basic Materials — 4.8%
Jiangxi Copper, Cl H	1,456,329	2,526,267
JAPAN— 4.2%
Basic Materials — 4.2%
Nittetsu Mining	43,100	2,182,278
MEXICO— 3.8%
Basic Materials — 3.8%
Grupo Mexico, Cl B	658,014	1,988,550
POLAND— 5.6%
Basic Materials — 5.6%
KGHM Polska Miedz	95,789	2,966,323
UNITED KINGDOM— 21.2%
Basic Materials — 21.2%
Antofagasta	263,143	2,764,351
Glencore*	591,970	2,431,259
KAZ Minerals *	519,487	3,073,721
Vedanta Resources	218,877	2,880,359
TOTAL UNITED KINGDOM		11,149,690
UNITED STATES— 18.0%
Basic Materials — 18.0%
Freeport-McMoRan Copper & Gold *	173,809	2,893,920
Southern Copper	62,657	2,403,523
Turquoise Hill Resources *	556,661	2,009,546

Schedule of Investments (Unaudited)	January 31, 2017

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Vedanta ADR	146,160	$2,163,168
TOTAL UNITED STATES		9,470,157
TOTAL COMMON STOCK
(Cost $45,783,047)		52,547,785
TOTAL INVESTMENTS — 99.9%
(Cost $45,783,047)†		$52,547,785

Percentages are based on Net Assets of $52,593,154.

*	Non-income producing security.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $45,783,047, and the unrealized appreciation and depreciation were $8,605,221 and $(1,840,483), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$52,547,785	$—	$—	$52,547,785
Total Investments in Securities	$52,547,785	$—	$—	$52,547,785

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Beginning Balance as of October 31, 2016	$199,385
Transfers out of Level 3	(290,684)
Transfers into Level 3	—
Realized gain/(loss)	(18)
Net purchases	102,523
Net sales	(7,472)
Change in unrealized appreciation/(depreciation)	(3,734)
Ending Balance as of January 31, 2017	$—

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 investments. For the period ended January 31, 2017, there were transfers between Level 3 and Level 1 investments.

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Uranium ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 17.3%
Basic Materials — 15.2%
Berkeley Energia *	12,653,458	$11,094,806
Energy Resources of Australia * (A)	15,014,212	7,864,663
Greenland Minerals & Energy *	73,155,202	8,330,383
Paladin Energy * (A)	62,218,817	5,904,189
Peninsula Energy * (A)	14,088,748	7,326,414
		40,520,455
Industrials — 2.1%
Silex Systems * (A)	10,324,844	5,447,495
TOTAL AUSTRALIA		45,967,950
CANADA— 57.5%
Basic Materials — 57.5%
Cameco	4,422,664	56,209,812
Denison Mines * (A)	20,243,455	15,061,286
Energy Fuels * (A)	4,041,341	8,865,377
Fission Uranium *(A)	16,112,230	10,381,034
Laramide Resources * (A)	7,580,169	3,023,347
Mega Uranium * (A)	25,241,018	5,033,683
NexGen Energy * (A)	12,120,852	33,189,984
Uex * (A)	20,721,493	5,086,004
Uranium Participation *	5,018,089	16,165,656
TOTAL CANADA		153,016,183
CHINA— 3.4%
Utilities — 3.4%
CGN Power, Cl H (B)	31,915,200	9,048,882
FRANCE— 3.3%
Utilities — 3.3%
Areva *	1,808,301	8,827,224
HONG KONG— 7.6%
Industrials — 7.6%
CGN Mining *	129,131,200	13,979,290
CNNC International *	15,144,800	6,401,947
TOTAL HONG KONG		20,381,237
UNITED STATES— 10.7%
Basic Materials — 10.7%
Centrus Energy, Cl A *	520,528	2,784,825
Uranium Energy * (A)	9,817,630	15,806,384
Ur-Energy * (A)	12,892,759	9,927,424
TOTAL UNITED STATES		28,518,633
TOTAL COMMON STOCK
(Cost $297,020,775)		265,760,109

Schedule of Investments (Unaudited)	January 31, 2017

Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — 13.6%
Barclays Bank
0.53%, dated 01/31/17, to be repurchased on 02/01/17 repurchase price $35,000,515 (collateralized by U.S Treasury Obligations, ranging in par value $3-$8,614,441, 0.000%-8.750%, 02/15/17-05/15/44, with a total market value of $35,700,000)(C)	$35,000,000	$35,000,000
Deutsche Bank
0.52%, dated 01/31/17, to be repurchased on 02/01/17 repurchase price $1,227,215 (collateralized by U.S. Treasury Obligations, par value $1,256,558, 1.875%, 08/31/22 with a total market value of $1,255,128)(C)	1,227,197	1,227,197
TOTAL REPURCHASE AGREEMENT
(Cost $36,227,197)		36,227,197
TOTAL INVESTMENTS — 113.4%
(Cost $333,247,972)†		$301,987,306

Percentages are based on Net Assets of $266,189,941.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $33,778,593.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2017 was $9,048,882 and represents 3.4% of Net Assets.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2017 was $36,227,197.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $333,247,972, and the unrealized appreciation and depreciation were $32,278,127 and $(63,538,793), respectively.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$265,760,109	$—	$—	$265,760,109
Repurchase Agreements	—	36,227,197	—	36,227,197
Total Investments in Securities	$265,760,109	$36,227,197	$—	$301,987,306

For the period ended January 31, 2017, there has been no transfer between Level 1, Level 2 or Level 3 investments.

As of January 31, 2017, there were no Level 3 investments.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Uranium ETF

The following is a summary of the transactions with affiliates for the period ended January 31, 2017 :

			Changes in
			Unrealized
Value At	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
10/31/2016	Cost	Sales	(Depreciation)	(Loss)	1/31/2017	Income
Global X Uranium ETF
Centrus Energy, Cl A
$1,194,857	$1,643,430	$(140,935)	$96,883	$(9,410)	$2,784,825	$—
Energy Fuels
3,429,134	3,793,110	(294,459)	3,398,766	(1,461,174)	8,865,377	—
Greenland Minerals & Energy
2,742,170	2,224,639	(162,021)	3,972,385	(446,790)	8,330,383	—
Laramide Resources
754,709	1,104,708	(79,300)	1,405,035	(161,805)	3,023,347	—
Mega Uranium
1,427,276	1,785,573	(119,732)	2,033,587	(93,021)	5,033,683	—
Peninsula Energy
3,758,629	3,297,516	(348,331)	1,006,487	(387,887)	7,326,414	—
Silex Systems
1,566,493	1,729,245	(142,584)	2,485,575	(191,234)	5,447,495	—
Uex
1,775,662	1,923,289	(190,954)	1,850,474	(272,467)	5,086,004	—
Uranium Energy
5,133,246	6,435,492	(401,961)	5,009,571	(369,964)	15,806,384	—
Ur-Energy
3,809,307	4,042,919	(322,420)	2,911,804	(514,186)	9,927,424	—
Totals:
$25,591,483	$27,979,921	$(2,202,697)	$24,170,567	$(3,907,938)	$71,631,336	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Lithium ETF

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA— 10.9%
Basic Materials — 10.9%
Galaxy Resources *	14,750,582	$6,830,736
Orocobre *	1,742,699	5,582,945
Pilbara Minerals * (A)	10,834,755	4,400,493
TOTAL AUSTRALIA		16,814,174
CANADA— 3.1%
Basic Materials — 3.1%
Lithium Americas *(A)	2,383,518	1,755,074
Nemaska Lithium * (A)	2,758,056	3,003,980
TOTAL CANADA		4,759,054
CHINA— 3.6%
Consumer Goods — 3.6%
BYD, Cl H	992,238	5,524,262
FRANCE— 0.2%
Industrials — 0.2%
Blue Solutions *	29,493	386,938
HONG KONG— 3.8%
Consumer Goods — 3.8%
Coslight Technology International Group *	1,280,373	879,505
FDG Electric Vehicles *	114,253,300	5,079,986
TOTAL HONG KONG		5,959,491
JAPAN— 8.2%
Consumer Goods — 8.2%
GS Yuasa	1,522,294	6,328,524
Panasonic	612,520	6,412,212
TOTAL JAPAN		12,740,736
SOUTH KOREA— 11.2%
Basic Materials — 4.3%
LG Chemical	29,476	6,645,480
Industrials — 6.9%
L&F	149,381	1,992,432
Samsung SDI	76,511	7,604,355
Vitzrocell	91,774	1,176,691
		10,773,478
TOTAL SOUTH KOREA		17,418,958
TAIWAN— 5.8%
Consumer Goods — 0.7%
Advanced Lithium Electrochemistry Cayman *	1,111,429	1,076,114
Industrials — 5.1%
Changs Ascending Enterprise *	344,651	556,350

Schedule of Investments (Unaudited)	January 31, 2017

Global X Lithium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Dynapack International Technology	1,228,400	$1,442,134
Simplo Technology	1,967,600	5,869,029
		7,867,513
TOTAL TAIWAN		8,943,627
UNITED KINGDOM— 0.4%
Basic Materials — 0.4%
Bacanora Minerals *	600,957	563,267
UNITED STATES— 52.2%
Basic Materials — 41.6%
Albemarle	77,966	7,222,770
FMC	575,685	34,633,210
Sociedad Quimica y Minera de Chile ADR	700,669	22,645,622
		64,501,602
Consumer Goods — 5.3%
Tesla Motors * (A)	32,588	8,209,895
Industrials — 5.3%
CBAK Energy Technology *(A)	137,379	199,199
EnerSys	96,002	7,483,356
Ultralife *	88,568	487,124
		8,169,679
TOTAL UNITED STATES		80,881,176
TOTAL COMMON STOCK
(Cost $138,877,733)		153,991,683

REPURCHASE AGREEMENT — 4.1%
Deutsche Bank
0.52%, dated 01/31/17, to be repurchased on 02/01/17 repurchase price $6,408,182 (collateralized by U.S. Treasury Obligations, par value $6,561,403, 1.875%, 08/31/22 with a total market value of $6,553,937)(B)
(Cost $6,408,089)	$6,408,089	6,408,089
TOTAL INVESTMENTS — 103.5%
(Cost $145,285,822)†		$160,399,772

Percentages are based on Net Assets of $154,903,285.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $6,283,561.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2017 was $6,408,089.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $145,285,822, and the unrealized appreciation and depreciation were $18,880,007 and $(3,766,057), respectively.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2017

Global X Lithium ETF

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$153,991,683	$—	$—	$153,991,683
Repurchase Agreement	—	6,408,089	—	6,408,089
Total Investments in Securities	$153,991,683	$6,408,089	$—	$160,399,772

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 9.3%
Basic Materials — 9.3%
Incitec Pivot	233,801	$683,338
Nufarm	89,663	610,568
TOTAL AUSTRALIA		1,293,906
BELGIUM— 4.1%
Basic Materials — 4.1%
Tessenderlo Chemie	15,423	573,031
CANADA— 8.7%
Basic Materials — 8.7%
Agrium	5,825	598,785
Potash Corp of Saskatchewan	32,440	602,395
TOTAL CANADA		1,201,180
GERMANY— 5.1%
Basic Materials — 5.1%
K+S	28,102	711,866
HONG KONG— 3.6%
Basic Materials — 3.6%
China BlueChemical	971,801	338,155
Sinofert Holdings	938,865	157,297
TOTAL HONG KONG		495,452
ISRAEL— 7.8%
Basic Materials — 7.8%
Israel Chemicals	153,909	706,829
The Israel Corp *	2,003	376,460
TOTAL ISRAEL		1,083,289
MALAYSIA— 4.2%
Basic Materials — 4.2%
Petronas Chemicals Group	361,800	582,376
NETHERLANDS— 5.4%
Basic Materials — 5.4%
OCI *	39,459	744,763
NORWAY— 4.6%
Basic Materials — 4.6%
Yara International	15,182	641,398
POLAND— 3.2%
Basic Materials — 3.2%
Grupa Azoty	25,688	441,145

Schedule of Investments (Unaudited)	January 31, 2017

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
RUSSIA— 4.8%
Basic Materials — 4.8%
PhosAgro PJSC GDR	43,791	$672,192
SOUTH KOREA— 0.5%
Basic Materials — 0.5%
Namhae Chemical *	9,149	68,100
SWITZERLAND— 4.6%
Basic Materials — 4.6%
Syngenta *	1,505	640,685
TAIWAN— 3.6%
Basic Materials — 3.6%
Taiwan Fertilizer	386,897	502,352
TURKEY— 0.7%
Basic Materials — 0.7%
Bagfas Bandirma Gubre Fabrik	14,545	41,647
Gubre Fabrikalari	41,455	53,365
TOTAL TURKEY		95,012
UNITED KINGDOM— 1.9%
Basic Materials — 1.9%
Sirius Minerals *	1,123,700	258,005
UNITED STATES— 27.7%
Basic Materials — 27.7%
CF Industries Holdings	20,746	732,126
Compass Minerals International	7,509	627,753
CVR Partners(A)	36,925	234,474
Mosaic	20,919	656,229
Rentech Escrow Shares *(B) (C)	7,168	—
Scotts Miracle-Gro, Cl A	6,493	597,161
Sociedad Quimica y Minera de Chile ADR	21,675	700,536
Terra Nitrogen(A)	2,543	287,359
TOTAL UNITED STATES		3,835,638
TOTAL COMMON STOCK
(Cost $15,907,978)		13,840,390
TOTAL INVESTMENTS — 99.8%
(Cost $15,907,978)†		$13,840,390

Percentages are based on Net Assets of $13,869,533.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Fertilizers/Potash ETF

*	Non-income producing security.
(A)	Security considered Master Limited Partnership. As of January 31, 2017, these securities amounted to $521,833 or 3.8% of net assets
(B)	Security considered illiquid. The total value of such securities as of January 31, 2017 was $ — and represented 0.0% of net assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2017, was $ — and represents 0.0% of Net Assets.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $15,907,978, and the unrealized appreciation and depreciation were $931,574 and $(2,999,162), respectively.

Amounts designated as " — " are $ or have been rounded to $0.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$13,840,390	$—	$—	(2)	$13,840,390
Total Investments in Securities	$13,840,390	$—	$—		$13,840,390

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(2)Amounts designated as " — " are $ or have been rounded to $0.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-001-1600

Schedule of Investments (Unaudited)	January 31, 2017

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA— 17.8%
Consumer Services — 2.0%
Seven West Media	11,113,993	$6,834,136
Southern Cross Media Group	8,938,548	9,974,998
		16,809,134
Financials — 7.6%
ASX	229,372	8,687,252
Bank of Queensland	894,817	8,131,242
Bendigo and Adelaide Bank	1,147,389	10,931,579
Commonwealth Bank of Australia	129,640	8,036,684
IOOF Holdings (A)	1,296,316	8,955,313
National Australia Bank	391,039	9,003,699
Westpac Banking	329,644	7,935,420
		61,681,189
Industrials — 0.8%
Sydney Airport	1,480,693	6,575,812
Oil & Gas — 0.8%
APA Group	1,091,591	6,977,511
Real Estate Investment Trust — 3.5%
Abacus Property Group	3,230,617	6,891,604
Charter Hall Retail	2,269,388	7,287,484
Cromwell Property Group	10,051,254	7,439,665
Stockland	2,213,036	7,308,129
		28,926,882
Telecommunications — 0.9%
Telstra	1,883,852	7,150,646
Utilities — 2.2%
DUET Group	4,300,371	9,140,973
Spark Infrastructure Group	5,118,935	9,093,351
		18,234,324
TOTAL AUSTRALIA		146,355,498
CANADA— 5.5%
Consumer Services — 2.2%
Corus Entertainment (A)	881,275	8,733,325
Parkland Fuel (A)	450,964	9,394,579
		18,127,904
Oil & Gas — 1.6%
Veresen	1,273,751	12,925,581
Real Estate Investment Trust — 1.7%
Cominar Real Estate Investment Trust	504,447	5,645,163
Dream Global	1,182,726	8,645,353
		14,290,516
TOTAL CANADA		45,344,001

Schedule of Investments (Unaudited)	January 31, 2017

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
FINLAND— 3.0%
Basic Materials — 1.1%
UPM-Kymmene	397,210	$9,014,525
Health Care — 1.1%
Orion, Cl B	203,508	9,483,390
Telecommunications — 0.8%
Elisa	190,259	6,421,264
TOTAL FINLAND		24,919,179
FRANCE— 4.3%
Financials — 0.9%
Euler Hermes	81,778	7,387,443
Industrials — 0.8%
Bouygues	182,369	6,632,908
Oil & Gas — 1.0%
Total	156,040	7,868,357
Real Estate Investment Trust — 0.9%
Fonciere Des Regions	85,358	7,107,555
Utilities — 0.7%
Electricite de France (A)	618,357	6,094,491
TOTAL FRANCE		35,090,754
GERMANY— 0.9%
Telecommunications — 0.9%
Freenet	236,619	7,098,596
HONG KONG— 2.3%
Consumer Goods — 0.7%
Pacific Textiles Holdings	5,010,300	5,540,203
Industrials — 0.7%
Seaspan, Cl A (A)	576,469	5,534,102
Real Estate Investment Trust — 0.9%
China Evergrande Group (A)	10,838,800	7,585,002
TOTAL HONG KONG		18,659,307
ISRAEL— 0.7%
Telecommunications — 0.7%
Bezeq The Israeli Telecommunication	3,207,476	5,602,652
NORWAY— 0.6%
Industrials — 0.6%
Ocean Yield	639,997	4,861,574
PORTUGAL— 0.8%
Utilities — 0.8%
Energias de Portugal	2,186,751	6,352,314

Schedule of Investments (Unaudited)	January 31, 2017

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE— 6.3%
Industrials — 1.9%
Hutchison Port Holdings Trust	15,540,179	$6,604,576
Venture	1,244,661	9,002,765
		15,607,341
Real Estate Investment Trust — 3.6%
Ascendas	4,159,349	7,262,918
Mapletree Industrial Trust	6,390,000	7,461,350
Mapletree Logistics Trust	10,223,063	7,619,404
Suntec Real Estate Investment Trust	6,026,285	7,400,251
		29,743,923
Telecommunications — 0.8%
StarHub	2,938,006	6,193,837
TOTAL SINGAPORE		51,545,101
SOUTH AFRICA— 1.0%
Real Estate Investment Trust — 1.0%
Redefine Properties	10,559,950	8,726,843
SWEDEN— 0.7%
Telecommunications — 0.7%
Telia	1,511,517	6,133,146
UNITED KINGDOM— 4.8%
Financials — 3.2%
HSBC Holdings	657,504	5,595,215
Intermediate Capital Group	879,196	7,659,851
Phoenix Group Holdings	714,027	6,759,833
Standard Life	1,498,993	6,519,493
		26,534,392
Health Care — 0.8%
AstraZeneca	117,395	6,194,309
Utilities — 0.8%
SSE	348,403	6,526,666
TOTAL UNITED KINGDOM		39,255,367
UNITED STATES— 50.7%
Consumer Goods — 0.9%
Vector Group (A)	331,234	7,307,022
Financials — 7.2%
AGNC Investment	400,314	7,473,862
Artisan Partners Asset Management, Cl A	256,876	7,436,561
Ashford Hospitality Trust	1,289,426	9,799,638
BGC Partners, Cl A	791,245	8,759,082
MTGE Investment	539,851	8,583,631

Schedule of Investments (Unaudited)	January 31, 2017

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
TPG Specialty Lending	462,878	$8,456,781
Washington Prime Group	922,789	8,904,914
		59,414,469
Industrials — 1.7%
Nordic American Tankers (A)	547,302	4,728,689
Ship Finance International (A)	609,071	9,136,065
		13,864,754
Oil & Gas — 5.8%
CVR Energy (A)	312,323	6,936,694
Pattern Energy Group, Cl A	374,234	7,387,379
Scorpio Tankers	1,234,158	4,726,825
SemGroup, Cl A	259,547	10,304,016
Targa Resources	315,031	18,152,086
		47,507,000
Real Estate Investment Trust — 31.2%
Altisource Residential	748,530	9,087,154
Annaly Capital Management	1,285,295	13,135,715
Apollo Commercial Real Estate Finance	441,888	7,693,270
Blackstone Mortgage Trust, Cl A	302,187	9,213,682
Capstead Mortgage	753,877	8,043,868
CBL & Associates Properties	682,042	7,400,156
Chimera Investment	586,162	10,334,036
CYS Investments	960,937	7,274,293
Franklin Street Properties	753,680	9,609,420
Gaming and Leisure Properties	253,930	8,031,806
GEO Group	252,932	10,501,737
Government Properties Income Trust	514,570	9,910,618
Hospitality Properties Trust	291,232	9,066,052
Invesco Mortgage Capital	697,068	10,156,281
Lexington Realty Trust	893,015	9,573,121
Medical Properties Trust	638,303	8,138,363
MFA Financial	1,091,470	8,611,698
New Residential Investment	668,951	10,134,608
New York Mortgage Trust (A)	1,523,252	9,764,045
Omega Healthcare Investors	226,865	7,275,560
PennyMac Mortgage Investment Trust	610,935	10,355,348
Redwood Trust	693,570	10,750,335
Sabra Health Care	387,678	9,847,021
Select Income	351,877	8,800,444
Senior Housing Properties Trust	474,228	9,034,043
Starwood Property Trust	401,226	8,931,291
Two Harbors Investment	958,678	8,407,606
VEREIT	901,738	7,691,825
		256,773,396

Schedule of Investments (Unaudited)	January 31, 2017

Global X SuperDividend® ETF

	Shares / Face Amount	Value
COMMON STOCK — continued
Telecommunications — 1.7%
Consolidated Communications Holdings (A)	329,417	$8,666,961
Frontier Communications (A)	1,596,206	5,570,759
		14,237,720
Utilities — 2.2%
ONEOK	325,078	17,915,049
TOTAL UNITED STATES		417,019,410
TOTAL COMMON STOCK
(Cost $813,077,657)		816,963,742

REPURCHASE AGREEMENTS — 5.6%
Barclays Bank
0.53%, dated 01/31/17, to be repurchased on 02/01/17 repurchase price $43,060,633 (collateralized by U.S Treasury Obligations, ranging in par value $5-$10,018,473, 0.000%-8.750%, 02/15/17-05/15/44, with a total market value of $43,860,000)(B)	$43,000,000	43,000,000
Deutsche Bank
0.52%, dated 01/31/17, to be repurchased on 02/01/17 repurchase price $2,933,949 (collateralized by U.S. Treasury Obligations, par value $2,999,810, 1.875%, 08/31/22 with a total market value of $2,996,397)(B)	2,929,717	2,929,717
TOTAL REPURCHASE AGREEMENTS
(Cost $45,929,717)		45,929,717
TOTAL INVESTMENTS — 105.0%
(Cost $859,007,374)†		$862,893,459

Percentages are based on Net Assets of $822,095,231.

(A)	This security or a partial position of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $43,563,507.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2017 was $45,929,717.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $859,007,374, and the unrealized appreciation and depreciation were $76,978,062 and $(73,091,977), respectively.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$816,963,742	$—	$—	$816,963,742
Repurchase Agreements	—	45,929,717	—	45,929,717
Total Investments in Securities	$816,963,742	$45,929,717	$—	$862,893,459

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 76.1%
UNITED STATES— 76.1%
Consumer Goods — 12.7%
Altria Group	118,600	$8,441,948
B&G Foods	194,500	8,626,075
Mattel	223,871	5,867,659
Philip Morris International	78,898	7,584,465
Universal	132,301	8,996,468
Vector Group	350,900	7,740,854
		47,257,469
Consumer Services — 15.5%
ClubCorp Holdings	675,307	11,142,565
DineEquity	85,525	5,865,305
Guess?	372,388	4,755,395
ILG	250,302	4,743,223
National CineMedia	494,895	7,255,161
Regal Entertainment Group, Cl A (A)	376,272	8,526,323
Six Flags Entertainment	138,582	8,256,716
Staples	777,308	7,151,233
		57,695,921
Financials — 4.9%
AGNC Investment	427,702	7,985,196
MTGE Investment	203,425	3,234,458
New York Community Bancorp	465,002	7,063,380
		18,283,034
Industrials — 4.7%
Covanta Holding	558,350	8,989,435
McGrath RentCorp	221,050	8,461,794
		17,451,229
Real Estate Investment Trusts — 18.0%
Annaly Capital Management	786,035	8,033,278
Apollo Commercial Real Estate Finance	474,070	8,253,559
Chimera Investment	638,237	11,252,118
CYS Investments	1,034,399	7,830,401
Invesco Mortgage Capital	747,799	10,895,431
PennyMac Mortgage Investment Trust	657,616	11,146,591
Starwood Property Trust	427,763	9,522,004
		66,933,382
Telecommunications — 4.1%
AT&T	199,139	8,395,700
Verizon Communications	143,030	7,009,901
		15,405,601
Utilities — 16.2%
Ameren	156,873	8,259,363

Schedule of Investments (Unaudited)	January 31, 2017

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Avista	189,895	$7,337,543
Consolidated Edison	100,486	7,471,134
Duke Energy	96,567	7,584,372
Entergy	97,858	7,010,547
Northwest Natural Gas	136,816	8,058,463
PPL	202,899	7,069,001
Southern	147,409	7,286,427
		60,076,850
TOTAL UNITED STATES		283,103,486
TOTAL COMMON STOCK
(Cost $266,779,294)		283,103,486

MASTER LIMITED PARTNERSHIPS — 23.5%
UNITED STATES— 23.5%
Consumer Services — 5.0%
CrossAmerica Partners	363,141	9,663,182
Suburban Propane Partners	298,227	9,012,420
		18,675,602
Financials — 1.9%
Ellington Financial	443,709	6,957,357
Industrials — 2.5%
Icahn Enterprises	156,156	9,264,735
Oil & Gas — 13.3%
AmeriGas Partners	100,144	4,928,086
Cone Midstream Partners	711,611	16,772,671
Delek Logistics Partners	282,399	9,728,646
Summit Midstream Partners	456,933	10,943,545
Sunoco	244,975	6,932,793
		49,305,741
Utilities — 0.8%
Ferrellgas Partners	413,783	3,119,924
TOTAL UNITED STATES		87,323,359
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $79,797,827)		87,323,359

REPURCHASE AGREEMENT — 0.2%
Deutsche Bank
0.52%, dated 01/31/17, to be repurchased on 02/01/17 repurchase price $546,383 (collateralized by U.S. Treasury Obligations, par value $559,447, 1.875%, 08/31/22 with a total market value of $558,810)(B)	$546,375	546,375

Schedule of Investments (Unaudited)	January 31, 2017

Global X SuperDividend® U.S. ETF

Value
TOTAL REPURCHASE AGREEMENT
(Cost $546,375)	$546,375
TOTAL INVESTMENTS — 99.8%
(Cost $347,123,496)†	$370,973,220

Percentages are based on Net Assets of $371,820,356.

(A)	This security or a partial position of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $532,510.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2017 was $546,375.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $347,123,496, and the unrealized appreciation and depreciation were $38,537,081 and $(14,687,357), respectively.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$283,103,486	$—	$—	$283,103,486
Master Limited Partnerships	87,323,359	—	—	87,323,359
Repurchase Agreements	—	546,375	—	546,375
Total Investments in Securities	$370,426,845	$546,375	$—	$370,973,220

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI SuperDividend® EAFE ETF‡

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 23.4%
Basic Materials — 8.3%
Alumina	28,938	$42,619
Orica	3,010	42,845
Rio Tinto	916	46,368
		131,832
Financials — 8.9%
Australia & New Zealand Banking Group	1,608	35,755
Bank of Queensland	3,566	32,404
Bendigo and Adelaide Bank	4,042	38,509
National Australia Bank	1,512	34,814
		141,482
Industrials — 2.1%
Aurizon Holdings	8,900	33,850
Telecommunications — 1.7%
Telstra	7,326	27,808
Utilities — 2.4%
DUET Group	18,264	38,822
TOTAL AUSTRALIA		373,794
FINLAND— 2.0%
Utilities — 2.0%
Fortum	1,976	31,583
FRANCE— 11.3%
Consumer Services — 5.4%
Casino Guichard Perrachon	498	26,855
Lagardere SCA	1,252	31,404
Vivendi	1,494	27,350
		85,609
Financials — 2.5%
Credit Agricole	2,974	39,420
Oil & Gas — 1.9%
Total	616	31,062
Utilities — 1.5%
Engie	2,074	24,801
TOTAL FRANCE		180,892
GERMANY— 4.3%
Consumer Goods — 1.8%
HUGO BOSS	462	29,607
Utilities — 2.5%
E.ON	5,200	39,916

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI SuperDividend® EAFE ETF‡

	Shares	Value
COMMON STOCK — continued
TOTAL GERMANY		$69,523
HONG KONG— 3.9%
Consumer Services — 2.1%
Sands China	7,734	34,387
Utilities — 1.8%
HK Electric Investments (A)	33,640	28,094
TOTAL HONG KONG		62,481
ISRAEL— 2.1%
Basic Materials — 2.1%
Israel Chemicals	7,208	33,103
ITALY— 1.8%
Financials — 1.8%
Intesa Sanpaolo	12,712	28,025
NETHERLANDS— 2.1%
Financials — 2.1%
ING Groep	2,384	34,137
NEW ZEALAND— 1.9%
Telecommunications — 1.9%
Spark New Zealand	11,852	30,502
PORTUGAL— 1.6%
Utilities — 1.6%
Energias de Portugal	8,898	25,848
SINGAPORE— 3.6%
Financials — 2.0%
Ascendas Real Estate Investment Trust	18,550	32,392
Telecommunications — 1.6%
StarHub	11,576	24,404
TOTAL SINGAPORE		56,796
SPAIN— 3.7%
Financials — 1.9%
Banco Bilbao Vizcaya Argentaria	4,520	30,652
Telecommunications — 1.8%
Telefonica	2,948	28,434
TOTAL SPAIN		59,086
SWEDEN— 9.6%
Financials — 4.5%
Nordea Bank	3,062	37,024
Skandinaviska Enskilda Banken, Cl A	3,100	34,842
		71,866

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI SuperDividend® EAFE ETF‡

	Shares	Value
COMMON STOCK — continued
Technology — 1.4%
Telefonaktiebolaget LM Ericsson, Cl B	3,886	$22,961
Telecommunications — 3.7%
Tele2, Cl B	3,808	33,608
Telia	6,340	25,725
		59,333
TOTAL SWEDEN		154,160
SWITZERLAND— 2.2%
Financials — 2.2%
Zurich Insurance Group	122	35,057
UNITED KINGDOM— 26.5%
Basic Materials — 2.9%
Rio Tinto	1,050	46,116
Consumer Goods — 1.4%
Berkeley Group Holdings	630	22,193
Consumer Services — 3.7%
ITV	16,000	40,903
Pearson	2,430	18,924
		59,827
Financials — 6.9%
Aberdeen Asset Management	7,302	24,078
Admiral Group	1,038	23,193
Direct Line Insurance Group	5,430	24,252
HSBC Holdings	4,608	39,213
		110,736
Industrials — 1.8%
Cobham	16,600	28,319
Oil & Gas — 8.2%
BP	5,754	34,230
Petrofac	2,582	29,788
Royal Dutch Shell, Cl A	1,248	33,718
Royal Dutch Shell, Cl B	1,228	34,553
		132,289
Utilities — 1.6%
SSE	1,332	24,953
TOTAL UNITED KINGDOM		424,433
TOTAL COMMON STOCK
(Cost $1,488,478)		1,599,420

TOTAL INVESTMENTS — 100.0%
(Cost $1,488,478) †		$1,599,420

Percentages are based on Net Assets of $1,599,100.

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI SuperDividend® EAFE ETF‡

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2017 was $28,094 and represents 1.8% of Net Assets.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $1,488,478, and the unrealized appreciation and depreciation were $131,574 and $(20,632), respectively.
‡	Fund commenced operations on November 15, 2016.

Cl — Class

As of January 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 97.2%
BRAZIL— 9.4%
Basic Materials — 2.0%
Fibria Celulose	12,750	$119,051
Financials — 5.7%
Banco Santander Brasil	22,460	223,568
BB Seguridade Participacoes	14,390	127,684
		351,252
Utilities — 1.7%
AES Tiete Energia	22,140	102,343
TOTAL BRAZIL		572,646
CHINA— 9.1%
Consumer Goods — 1.8%
Chongqing Changan Automobile, Cl B	79,100	112,136
Financials — 3.9%
Bank of Communications, Cl H	147,710	109,459
China Everbright Bank, Cl H	252,420	121,991
		231,450
Real Estate — 1.4%
Guangzhou R&F Properties	67,200	86,432
Utilities — 2.0%
Huaneng Power International, Cl H	187,000	121,946
TOTAL CHINA		551,964
CZECH REPUBLIC— 5.2%
Financials — 1.6%
Komercni Banka	2,750	97,336
Telecommunications — 1.9%
Telefonica Czech Republic	11,220	116,222
Utilities — 1.7%
CEZ	5,970	102,406
TOTAL CZECH REPUBLIC		315,964
HONG KONG— 3.8%
Utilities — 3.8%
China Power International Development	301,310	109,118
China Resources Power Holdings	69,230	119,735
TOTAL HONG KONG		228,853
INDIA— 2.8%
Financials — 2.8%
Power Finance	89,340	171,385

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
MALAYSIA— 6.4%
Consumer Goods — 3.2%
British American Tobacco Malaysia	8,880	$92,900
UMW Holdings	82,800	105,615
		198,515
Utilities — 3.2%
YTL	274,700	94,264
YTL Power International	308,700	99,659
		193,923
TOTAL MALAYSIA		392,438
QATAR— 2.0%
Financials — 2.0%
Barwa Real Estate	12,970	124,134
RUSSIA— 8.9%
Basic Materials — 2.1%
PhosAgro PJSC GDR	8,493	130,368
Financials — 2.1%
Moscow Exchange MICEX-RTS PJSC	58,450	130,509
Oil & Gas — 2.6%
LUKOIL PJSC	2,790	156,435
Telecommunications — 2.1%
Rostelecom	90,850	126,201
TOTAL RUSSIA		543,513
SOUTH AFRICA— 17.4%
Consumer Services — 2.2%
Truworths International	22,290	133,938
Financials — 8.7%
Barclays Africa Group	11,810	139,135
Fortress Income Fund, Cl A	108,210	137,992
Liberty Holdings	14,150	115,467
MMI Holdings	75,910	139,094
		531,688
Real Estate Investment Trusts — 4.4%
Growthpoint Properties	65,500	127,793
Redefine Properties	169,690	140,233
		268,026
Telecommunications — 2.1%
MTN Group	13,800	128,449
TOTAL SOUTH AFRICA		1,062,101

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA— 1.7%
Utilities — 1.7%
Korea Electric Power *	2,810	$102,646
TAIWAN— 16.0%
Financials — 3.8%
Highwealth Construction	73,500	109,385
Mega Financial Holding	167,200	124,283
		233,668
Industrials — 4.0%
Casetek Holdings	43,300	132,334
Zhen Ding Technology Holding	56,100	117,047
		249,381
Technology — 8.2%
Nanya Technology	96,260	147,402
Novatek Microelectronics	32,670	115,167
Pegatron	47,100	112,844
Siliconware Precision Industries	76,220	115,986
		491,399
TOTAL TAIWAN		974,448
THAILAND— 3.4%
Financials — 1.7%
BTS Group Holdings PCL NVDR	425,800	100,978
Telecommunications — 1.7%
Advanced Info Service NVDR	23,350	105,443
TOTAL THAILAND		206,421
TURKEY— 5.0%
Basic Materials — 1.3%
Petkim Petrokimya Holding	73,300	81,739
Industrials — 2.0%
TAV Havalimanlari Holding	29,190	120,073
Oil & Gas — 1.7%
Tupras Turkiye Petrol Rafinerileri	4,800	104,192
TOTAL TURKEY		306,004
UNITED ARAB EMIRATES— 6.2%
Financials — 6.2%
Abu Dhabi Commercial Bank PJSC	67,130	130,499
Dubai Islamic Bank PJSC	78,200	126,682
First Gulf Bank PJSC	33,590	118,432
		375,613

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
TOTAL UNITED ARAB EMIRATES		$375,613
TOTAL COMMON STOCK
(Cost $5,694,468)		5,928,130

PREFERRED STOCK — 2.6%
BRAZIL— 2.6%
Basic Materials — 2.6%
Braskem
(Cost $137,471)	15,280	158,073
TOTAL INVESTMENTS — 99.8%
(Cost $5,831,939)†		$6,086,203

Percentages are based on Net Assets of $6,098,784.

*	Non-income producing security.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $5,831,939, and the unrealized appreciation and depreciation were $356,641 and $(102,377), respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

As of January 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,797,631	$130,499	$—	$5,928,130
Preferred Stock	158,073	—	—	158,073
Total Investments in Securities	$5,955,704	$130,499	$—	$6,086,203

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.2%
AUSTRALIA— 6.0%
Financials — 6.0%
Charter Hall Retail	346,689	$1,113,292
Vicinity Centres	617,700	1,341,133
TOTAL AUSTRALIA		2,454,425
CANADA— 13.3%
Real Estate Investment Trusts — 13.3%
Artis Real Estate Investment Trust	143,288	1,345,231
Cominar Real Estate Investment Trust	120,767	1,351,479
Dream Office Real Estate Investment Trust	92,600	1,364,408
H&R Real Estate Investment Trust	78,690	1,361,646
		5,422,764
TOTAL CANADA		5,422,764
NETHERLANDS— 3.3%
Real Estate Investment Trusts — 3.3%
Wereldhave	31,200	1,367,253
SINGAPORE— 12.7%
Financials — 2.6%
Suntec Real Estate Investment Trust	853,100	1,047,603
Real Estate Investment Trusts — 10.1%
Ascendas Real Estate Investment Trust	799,604	1,396,243
CapitaLand Commercial Trust	1,266,700	1,371,179
CapitaLand Mall Trust	984,100	1,355,163
		4,122,585
TOTAL SINGAPORE		5,170,188
UNITED STATES— 63.9%
Financials — 15.8%
Apple Hospitality	66,800	1,337,336
Chesapeake Lodging Trust	40,991	1,049,370
HCP	3,748	113,639
Hospitality Properties Trust	43,000	1,338,590
New Residential Investment	83,800	1,269,570
Orchid Island Capital, Cl A	114,100	1,349,803
		6,458,308
Real Estate Investment Trusts — 48.1%
AGNC Investment	70,553	1,317,225
Annaly Capital Management	132,010	1,349,142
Apollo Commercial Real Estate Finance	78,021	1,358,346
Armour Residential	62,200	1,307,444
Blackstone Mortgage Trust, Cl A	43,311	1,320,552

Schedule of Investments (Unaudited)	January 31, 2017

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Capstead Mortgage	126,304	$1,347,664
Chimera Investment	81,946	1,444,707
Gaming and Leisure Properties	43,409	1,373,027
Iron Mountain	5,289	189,346
Liberty Property Trust	4,777	183,389
MFA Financial	171,403	1,352,370
MTGE Investment	82,809	1,316,663
Omega Healthcare Investors	4,014	128,729
PennyMac Mortgage Investment Trust	79,400	1,345,830
Select Income	3,864	96,639
Spirit Realty Capital	14,068	147,995
Starwood Property Trust	59,976	1,335,066
Two Harbors Investment	155,305	1,362,024
WP Carey	21,766	1,348,186
		19,624,344
TOTAL UNITED STATES		26,082,652
TOTAL INVESTMENTS — 99.2%
(Cost $40,222,051)†		$40,497,282

Percentages are based on Net Assets of $40,828,825.

†	At January 31, 2017, the tax basis cost of the Fund's investments was $40,222,051, and the unrealized appreciation and depreciation were $728,831 and $(453,600), respectively.

Cl — Class

As of January 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.4%
GERMANY— 5.4%
Financials — 5.4%
Deutsche Bank Contingent Capital Trust II, 6.550%	94,377	$2,319,787
Deutsche Bank Contingent Capital Trust III, 7.600%	226,182	5,783,474
Deutsche Bank Contingent Capital Trust V, 8.050%	158,558	4,120,922
TOTAL GERMANY		12,224,183
NETHERLANDS— 9.3%
Financials — 9.3%
Aegon, 8.000%	126,767	3,257,912
Aegon, 6.375%	241,843	6,128,302
ING Groep, 7.200%	230,752	5,958,017
ING Groep, 6.375%	220,729	5,615,346
TOTAL NETHERLANDS		20,959,577
UNITED KINGDOM— 12.1%
Financials — 12.1%
Barclays Bank, Ser 3, 7.100%	153,059	3,921,371
Barclays Bank, Ser 5, 8.125%	296,265	7,643,637
HSBC Holdings, 8.125%	161,260	4,254,039
HSBC Holdings, Ser 2, 8.000%	280,296	7,304,514
Royal Bank of Scotland Group, Ser S, 6.600%	160,049	4,050,840
TOTAL UNITED KINGDOM		27,174,401
UNITED STATES— 72.6%
Basic Materials — 1.1%
NuStar Logistics, 7.625%(A)	97,619	2,538,094
Consumer Goods — 3.0%
CHS, Ser 3, 6.750%(A) (B)	119,552	3,223,122
CHS, Ser 4, 7.500%	128,361	3,510,673
		6,733,795
Financials — 39.9%
AmTrust Financial Services, 6.950%	69,438	1,669,984
Annaly Capital Management, 7.625%	68,814	1,683,190
Ares Management, 7.000%	66,364	1,720,818
Axis Capital Holdings, 6.875%	96,591	2,447,616
Capital One Financial, Ser C, 6.250%	121,189	3,132,736
Capital One Financial, Ser D, 6.700%	120,263	3,268,748
Citigroup, Ser J, 7.125%(A)	110,279	3,084,504
Citigroup, Ser L, 6.875%	55,868	1,476,032
Citigroup Capital XIII, 7.875%(A)	262,030	6,765,615
Countrywide Capital V, 7.000%	363,095	9,240,768

Schedule of Investments (Unaudited)	January 31, 2017

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Discover Financial Services, Ser B, 6.500%	138,917	$3,584,058
GMAC Capital Trust I, Ser 2, 6.411%(A)	457,942	11,769,109
Hartford Financial Services Group, 7.875%(A)	144,165	4,394,149
JPMorgan Chase, Ser T, 6.700%	225,466	6,128,166
KeyCorp, 8.625%(A)	84,269	2,152,230
Morgan Stanley, Ser E, 7.125%(A) (B)	155,918	4,484,202
Morgan Stanley, Ser F, 6.875%(A)	153,441	4,225,765
Morgan Stanley, Ser G, 6.625%	91,271	2,398,602
Navient, 6.000%	71,336	1,540,858
Regions Financial, Ser A, 6.375%	121,234	3,096,316
Wells Fargo, Ser J, 8.000%	431,941	11,493,950
		89,757,416
Health Care — 4.8%
Allergan, 5.500%*	13,736	10,871,907
Industrials — 3.8%
Arconic, 5.375%*	147,553	5,410,769
Stericycle, 5.250%* (B)	49,054	3,204,207
		8,614,976
Oil & Gas — 6.4%
Kinder Morgan, Ser A, 9.750%* (B)	198,024	9,768,524
Southwestern Energy, Ser B, 6.250%*	208,864	4,622,160
		14,390,684
Real Estate Investment Trusts — 7.6%
CBL & Associates Properties, Ser D, 7.375%	109,347	2,695,404
CHS, Ser B, 7.875%	125,956	3,607,380
Colony NorthStar, 7.125%	69,928	1,706,243
Digital Realty Trust, Ser H, 7.375%	88,222	2,418,165
Vereit, Ser F, 6.700%	261,476	6,612,728
		17,039,920
Techhnology — 1.5%
Belden, 6.750%*	31,362	3,357,616
Telecommunications — 4.5%
Frontier Communications, Ser A, 11.125%*	113,905	8,327,594
Qwest, 7.500%	70,299	1,781,377
		10,108,971
TOTAL UNITED STATES		163,413,379
TOTAL PREFERRED STOCK
(Cost $235,022,113)		223,771,540

Schedule of Investments (Unaudited)	January 31, 2017

Global X SuperIncomeTM Preferred ETF

	Face Amount	Value

REPURCHASE AGREEMENTS — 3.3%
Barclays Bank
0.530%, dated 01/31/17, to be repurchased on 2/01/17, repurchase price $5,000,074 (collateralized by U.S Treasury Obligations, ranging in par value $2-$1,682,692, 0.000%-8.750%, 02/15/17-05/15/44, with a total market value of $5,100,000)(C)	$5,000,000	$5,000,000

Deutsche Bank
0.520%, dated 01/31/17, to be repurchased on 2/01/17, repurchase price $2,421,182 (collateralized by U.S. Treasury Obligations, par value $2,479,073, 1.875%, 08/31/22 with a total market value of $2,476,252)(C)	2,421,147	2,421,147

TOTAL REPURCHASE AGREEMENT		7,421,147
(Cost $7,421,147)
TOTAL INVESTMENTS — 102.7%		231,192,687
(Cost $242,443,260)†		$231,192,687

Percentages are based on Net Assets of $225,109,039

*	Non-income producing security.
(A)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2017.
(B)	This security or a partial position of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $7,316,002.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2017 was $7,421,147.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $242,443,260, and the unrealized appreciation and depreciation were $2,628,738 and $(13,879,311), respectively.

Ser — Series

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$223,771,540	$—	$—	$223,771,540
Repurchase Agreements	—	7,421,147	—	7,421,147
Total Investments in Securities	$223,771,540	$7,421,147	$—	$231,192,687

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Social Media Index ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 14.1%
Technology — 14.1%
Changyou.com ADR *	5,233	$126,220
NetEase ADR	15,920	4,042,088
Renren ADR *	162,579	271,507
SINA *	45,410	3,165,985
Weibo ADR * (A)	61,381	2,959,792
YY ADR *	10,550	433,394
TOTAL CHINA		10,998,986
GERMANY— 5.7%
Technology — 5.7%
United Internet	97,310	4,069,262
XING	2,064	403,731
TOTAL GERMANY		4,472,993
HONG KONG— 11.0%
Technology — 11.0%
Tencent Holdings	323,675	8,526,380
JAPAN— 8.9%
Consumer Goods — 2.7%
Nexon	135,422	2,071,479
Technology — 6.1%
Dena *	85,131	1,912,470
Gree *	81,335	439,278
LINE * (A)	32,300	1,040,084
Mixi	32,720	1,422,735
		4,814,567
TOTAL JAPAN		6,886,046
RUSSIA— 7.5%
Technology — 7.5%
Mail.ru Group GDR *	61,405	1,114,501
Yandex, Cl A *	205,218	4,748,744
TOTAL RUSSIA		5,863,245
TAIWAN— 0.7%
Consumer Services — 0.7%
PChome Online	63,446	523,218
UNITED STATES— 52.1%
Consumer Goods — 2.9%
Nutrisystem	22,801	753,573
Zynga, Cl A *	584,840	1,473,797
		2,227,370

Schedule of Investments (Unaudited)	January 31, 2017

Global X Social Media Index ETF

	Shares / Face Amount	Value
COMMON STOCK — continued
Consumer Services — 7.5%
Angie's List *	30,238	$189,592
Groupon, Cl A * (A)	327,100	1,128,495
Pandora Media * (A)	170,035	2,210,455
Yelp, Cl A *	54,868	2,292,385
		5,820,927
Technology — 41.7%
Alphabet, Cl A *	5,127	4,205,114
Facebook, Cl A *	68,293	8,899,944
IAC *	57,216	3,937,033
Jive Software *	48,610	184,718
Match Group * (A)	31,737	551,272
MeetMe *	38,506	189,450
Momo ADR * (A)	96,606	2,195,854
Twitter *	453,655	7,993,401
Yahoo! *	98,962	4,361,255
		32,518,041
TOTAL UNITED STATES		40,566,338
TOTAL COMMON STOCK
(Cost $85,856,362)		77,837,206

REPURCHASE AGREEMENTS — 6.3%
Deutsche Bank
0.52%, dated 01/31/17, to be repurchased on 02/01/17 repurchase price $4,876,394 (collateralized by U.S. Treasury Obligations, par value $4,992,990, 1.875%, 08/31/22 with a total market value of $4,987,309)(B)	$4,876,324	4,876,324

TOTAL REPURCHASE AGREEMENT
(Cost $4,876,324)		4,876,324
TOTAL INVESTMENTS — 106.3%
(Cost $90,732,686)†		$82,713,530

Percentages are based on Net Assets of $77,848,748.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $4,685,669.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2017 was $4,876,324.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $90,732,686, and the unrealized appreciation and depreciation were $3,245,959 and $(11,265,115), respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Schedule of Investments (Unaudited)	January 31, 2017

Global X Social Media Index ETF

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$77,837,206	$—	$—	$77,837,206
Repurchase Agreements	—	4,876,324	—	4,876,324
Total Investments in Securities	$77,837,206	$4,876,324	$—	$82,713,530

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X | JPMorgan Efficiente Index ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
iShares 1-3 Year Treasury Bond ETF, Cl 3	4,284	$362,169
iShares Core S&P Small-Capital ETF	21,064	1,439,935
iShares S&P GSCI Commodity Indexed Trust *	47,091	726,614
SPDR Bloomberg Barclays High Yield Bond ETF	29,797	1,099,807
Vanguard FTSE Developed Markets ETF	19,749	748,092
Vanguard FTSE Emerging Markets ETF	40,210	1,521,547
Vanguard S&P 500 ETF	7,046	1,472,403

TOTAL INVESTMENTS — 100.0%
(Cost $6,996,060)†		$7,370,567

Percentages are based on Net Assets of $7,371,292.

†	At January 31, 2017, the tax basis cost of the Fund's investments was $6,996,060, and the unrealized appreciation and depreciation were $374,507 and $(0), respectively.

CI — Class

ETF — Exchange Traded Fund

FTSE  — Financial Times and Stock Exchange

S&P — Standard & Poor's

As of January 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X | JPMorgan US Sector Rotator Index ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Consumer Staples Select Sector SPDR Fund	41,256	$2,169,653
Financial Select Sector SPDR Fund	70,889	1,652,423
SPDR Dow Jones REIT ETF	15,619	1,444,133
Technology Select Sector SPDR Fund	36,532	1,829,522
Utilities Select Sector SPDR Fund	28,027	1,378,368

TOTAL INVESTMENTS — 100.0%
(Cost $8,229,846)†		$8,474,099

Percentages are based on Net Assets of $8,477,061.

†	At January 31, 2017, the tax basis cost of the Fund's investments was $8,229,846, and the unrealized appreciation and depreciation were $261,199 and $(16,946), respectively.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

As of January 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Permanent ETF

	Shares/ Face Amount	Value
U.S. TREASURY OBLIGATIONS — 48.2%
U.S. Treasury Bonds
4.625%, 02/15/40	$430,000	$549,694
4.375%, 11/15/39	447,800	553,051
3.875%, 08/15/40	18	21
3.125%, 02/15/42	535,400	544,560
3.125%, 11/15/41	538,700	547,917

U.S. Treasury Notes
3.125%, 05/15/19	600,300	624,523
1.500%, 08/31/18	629,100	633,130
1.375%, 09/30/18	630,400	633,133
0.750%, 02/28/18	638,900	637,752

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,866,677)		4,723,781

EXCHANGE TRADED COMMODITIES — 23.8%
ETFS Physical Gold *	7,940	926,241
ETFS Physical Silver *	24,750	413,820
ETFS Physical Silver * (GBP shares)	3,802	63,563
Gold Bullion Securities *	8,050	926,877
TOTAL EXCHANGE TRADED COMMODITIES
(Cost $3,199,179)		2,330,501

COMMON STOCK — 20.8%
AUSTRALIA— 0.5%
Basic Materials — 0.5%
BHP Billiton ADR	1,197	49,424
FRANCE— 0.4%
Oil & Gas — 0.4%
Total	717	36,155
NETHERLANDS— 0.4%
Oil & Gas — 0.4%
Royal Dutch Shell ADR, Cl A	638	34,701
PERU— 0.5%
Basic Materials — 0.5%
Southern Copper	1,266	48,564
RUSSIA— 0.4%
Basic Materials — 0.4%
MMC Norilsk Nickel PJSC ADR	2,578	41,686
SWITZERLAND— 0.4%
Basic Materials — 0.4%
Syngenta ADR	445	37,843
UNITED KINGDOM— 1.5%
Basic Materials — 1.2%
Glencore *	16,476	67,668

Schedule of Investments (Unaudited)	January 31, 2017

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Rio Tinto ADR	1,075	$48,149
		115,817
Oil & Gas — 0.3%
BP	5,790	34,444
TOTAL UNITED KINGDOM		150,261
UNITED STATES— 16.7%
Basic Materials — 0.0%
AdvanSix *	6	154
Consumer Goods — 2.2%
Altria Group	270	19,219
Archer-Daniels-Midland	782	34,611
Coca-Cola	405	16,836
Kraft Heinz	208	18,572
Monsanto	332	35,959
PepsiCo	181	18,784
Philip Morris International	177	17,015
Procter & Gamble	216	18,921
Tyson Foods, Cl A	503	31,584
		211,501
Consumer Services — 1.7%
Amazon.com *	25	20,587
Comcast, Cl A	281	21,193
CVS Health	191	15,053
Home Depot	140	19,261
McDonald's	148	18,140
Starbucks	320	17,671
Walgreens Boots Alliance	222	18,191
Wal-Mart Stores	241	16,084
Walt Disney	182	20,138
		166,318
Financials — 2.1%
Bank of America	1,392	31,515
Berkshire Hathaway, Cl B *	124	20,353
Citigroup	437	24,398
GGP	1,729	42,949
JPMorgan Chase	299	25,304
Mastercard, Cl A	210	22,329
Visa, Cl A	249	20,595
Wells Fargo	376	21,180
		208,623
Health Care — 1.9%
AbbVie	293	17,905

Schedule of Investments (Unaudited)	January 31, 2017

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Allergan	77	$16,855
Amgen	121	18,959
Bristol-Myers Squibb	256	12,585
Eli Lilly	241	18,564
Gilead Sciences	216	15,649
Johnson & Johnson	153	17,327
Medtronic	210	15,964
Merck	322	19,961
Pfizer	510	16,182
UnitedHealth Group	129	20,911
		190,862
Industrials — 1.4%
3M	103	18,007
Boeing	135	22,062
Deere	421	45,068
General Electric	576	17,107
Honeywell International	154	18,221
United Technologies	175	19,192
		139,657
Oil & Gas — 0.9%
Chevron	326	36,300
Exxon Mobil	363	30,452
Schlumberger	226	18,918
		85,670
Real Estate Investment Trust — 4.3%
American Tower, Cl A	449	46,472
AvalonBay Communities	286	49,567
Crown Castle International	503	44,179
Equinix	130	50,047
Equity Residential	760	46,185
ProLogis	1,045	51,048
Public Storage	199	42,785
Simon Property Group	239	43,921
Welltower	684	45,349
		419,553
Technology — 1.9%
Alphabet, Cl A *	25	20,505
Apple	187	22,692
Cisco Systems	621	19,077
Facebook, Cl A *	156	20,330
Intel	557	20,509
International Business Machines	116	20,244
Microsoft	347	22,434

Schedule of Investments (Unaudited)	January 31, 2017

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Oracle	440	$17,648
QUALCOMM	346	18,487
		181,926
Telecommunications — 0.3%
AT&T	429	18,087
Verizon Communications	328	16,075
		34,162
TOTAL UNITED STATES		1,638,426
TOTAL COMMON STOCK
(Cost $1,825,360)		2,037,060

EXCHANGE TRADED FUNDS — 6.9%
Vanguard FTSE All-World ex-US ETF, Cl U	7,145	328,742
Vanguard Small-Cap ETF	2,640	345,655
TOTAL EXCHANGE TRADED FUNDS
(Cost $608,538)		674,397

TOTAL INVESTMENTS — 99.7%
(Cost $10,499,754)†		$9,765,739

Percentages are based on Net Assets of $9,797,909.

*	Non-income producing security.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $10,499,754, and the unrealized appreciation and depreciation were $367,642 and $(1,101,657), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE  — Financial Times and Stock Exchange

GBP — British Pound Sterling

PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$4,723,781	$—	$4,723,781
Exchange Traded Commodities	2,330,501	—	—	2,330,501
Common Stock	2,037,060	—	—	2,037,060
Exchange Traded Funds	674,397	—	—	674,397
Total Investments in Securities	$5,041,958	$4,723,781	$—	$9,765,739

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 98.0%
CANADA— 2.1%
Consumer Services — 2.1%
Restaurant Brands International	23,565	$1,156,570
CHINA— 2.0%
Technology — 2.0%
Baidu ADR *	6,280	1,099,439
IRELAND— 1.4%
Health Care — 1.4%
Horizon Pharma *	49,703	813,638
UNITED STATES— 92.5%
Basic Materials — 2.0%
Celanese, Cl A	13,177	1,112,139
Consumer Goods — 7.6%
Constellation Brands, Cl A	6,775	1,014,624
Darling Ingredients *	76,573	918,876
Mondelez International, Cl A	24,469	1,083,487
NVR *	665	1,235,570
		4,252,557
Consumer Services — 26.5%
Amazon.com *	1,389	1,143,814
AutoNation *	23,089	1,226,488
CBS, Cl B	17,512	1,129,349
Charter Communications, Cl A *	3,970	1,286,081
Extended Stay America	68,394	1,108,667
GrubHub *	28,679	1,191,613
Home Depot	8,270	1,137,786
Houghton Mifflin Harcourt *	91,346	1,032,210
Netflix *	9,092	1,279,335
Pandora Media * (A)	94,850	1,233,050
Sotheby's * (A)	26,589	1,055,849
Tribune Media, Cl A	32,656	941,799
Yum! Brands	17,013	1,114,862
		14,880,903
Financials — 15.1%
American International Group	16,048	1,031,245
American Tower, Cl A	10,017	1,036,760
Aon	9,377	1,056,788
Berkshire Hathaway, Cl B *	6,559	1,076,594
Crown Castle International	12,523	1,099,895
Investors Bancorp	74,399	1,067,626
JPMorgan Chase	13,012	1,101,205
Western Union	50,375	986,342
		8,456,455

Schedule of Investments (Unaudited)	January 31, 2017

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 9.8%
Allergan	5,257	$1,150,705
Cigna	7,493	1,095,627
DENTSPLY SIRONA	17,289	980,286
Humana	5,194	1,031,009
Incyte *	10,010	1,213,312
		5,470,939
Industrials — 9.2%
Dycom Industries *	11,439	922,670
First Data, Cl A *	70,874	1,087,207
FleetCor Technologies *	7,124	1,050,719
Macquarie Infrastructure	12,910	968,121
Spirit Aerosystems Holdings, Cl A	18,552	1,114,047
		5,142,764
Oil & Gas — 6.2%
Cheniere Energy *	27,322	1,301,893
Hess	20,495	1,110,419
Pioneer Natural Resources	5,778	1,041,369
		3,453,681
Technology — 14.4%
Apple	9,642	1,170,057
Autodesk *	13,796	1,122,166
Broadcom, Cl A	6,241	1,245,080
CDK Global	18,405	1,151,233
Facebook, Cl A *	8,846	1,152,811
Microsoft	17,543	1,134,155
Yahoo! *	25,786	1,136,389
		8,111,891
Utilities — 1.7%
FirstEnergy	32,309	979,609
TOTAL UNITED STATES		51,860,938
TOTAL COMMON STOCK
(Cost $53,864,986)		54,930,585

MASTER LIMITED PARTNERSHIP — 1.8%
UNITED STATES— 1.8%
Oil & Gas — 1.8%
Energy Transfer Partners	26,836	1,023,793
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $989,828)		1,023,793

Schedule of Investments (Unaudited)	January 31, 2017

Global X Guru® Index ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — 1.2%
Deutsche Bank
0.52%, dated 01/31/17, to be repurchased on 02/01/17 repurchase price $656,909 (collateralized by U.S. Treasury Obligations, par value $671,592, 1.875%, 08/31/22 with a total market value of $670,828)(B)	$655,900	$655,900

TOTAL REPURCHASE AGREEMENT
(Cost $655,900)		655,900
TOTAL INVESTMENTS — 101.0%
(Cost $55,510,714)†		$56,610,278

Percentages are based on Net Assets of $56,037,732.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $641,434.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2017 was $655,900.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $55,510,714, and the unrealized appreciation and depreciation were $5,849,922 and $(4,750,358), respectively.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Guru® Activist Index ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 2.1%
Consumer Services — 2.1%
Restaurant Brands International	619	$30,381
IRELAND— 1.9%
Industrials — 1.9%
AerCap Holdings *	613	27,138
UNITED STATES— 95.8%
Basic Materials — 8.1%
CONSOL Energy *	1,483	25,122
Dow Chemical	517	30,828
EI du Pont de Nemours	397	29,974
Freeport-McMoRan Copper & Gold *	1,947	32,418
		118,342
Consumer Goods — 9.8%
ConAgra Foods	761	29,747
Herbalife *	521	29,280
Mondelez International, Cl A	643	28,472
Monsanto	275	29,785
Nomad Foods *	2,413	24,782
		142,066
Consumer Services — 24.3%
Charter Communications, Cl A *	105	34,014
Chipotle Mexican Grill, Cl A *	68	28,658
Comcast, Cl A	407	30,696
Cracker Barrel Old Country Store	176	27,819
Hilton Grand Vacations *	104	3,050
Hilton Worldwide Holdings *	347	19,980
Marriott International, Cl A	351	29,695
Scripps Networks Interactive, Cl A	385	29,322
Sysco	509	26,702
Time Warner	307	29,733
Twenty-First Century Fox, Cl B	994	30,824
Wynn Resorts	313	31,747
Yum! Brands	449	29,423
		351,663
Financials — 11.8%
American International Group	425	27,311
Bank of New York Mellon	568	25,407
CBRE Group, Cl A *	952	28,903
Franklin Resources	700	27,818
Morgan Stanley	681	28,935
Park Hotels & Resorts *	208	5,645

Schedule of Investments (Unaudited)	January 31, 2017

Global X Guru® Activist Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Willis Towers Watson	221	$27,653
		171,672
Health Care — 5.6%
Allergan	138	30,206
Baxter International	591	28,315
Perrigo	305	23,226
		81,747
Industrials — 13.4%
Alliance Data Systems	130	29,689
Conduent *	571	8,542
FedEx	148	27,988
General Electric	894	26,552
PayPal Holdings *	699	27,806
Pentair	462	27,087
United Technologies	253	27,747
Xerox	2,856	19,792
		195,203
Oil & Gas — 12.6%
Baker Hughes	446	28,134
Cheniere Energy *	721	34,356
Chesapeake Energy *	4,504	29,051
CVR Energy	1,649	36,624
Hess	539	29,203
Williams	887	25,581
		182,949
Technology — 8.2%
Alphabet, Cl C *	36	28,684
Apple	254	30,823
Microsoft	463	29,933
Yahoo! *	677	29,836
		119,276
Telecommunications — 2.0%
Level 3 Communications *	496	29,492
TOTAL UNITED STATES		1,392,410
TOTAL INVESTMENTS — 99.8%
(Cost $1,302,226)†		$1,449,929

Percentages are based on Net Assets of $1,452,661.

*	Non-income producing security.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $1,302,226, and the unrealized appreciation and depreciation were $173,749 and $(26,046), respectively.

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2017

Global X Guru® Activist Index ETF

As of January 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Guru® International Index ETF

	Shares	Value
COMMON STOCK — 99.9%
ARGENTINA— 2.5%
Oil & Gas — 2.5%
YPF ADR	1,666	$36,102
BRAZIL— 12.7%
Consumer Goods — 2.0%
AMBEV ADR	5,311	28,626
Financials — 4.5%
Banco Bradesco ADR *	3,232	33,386
Itau Unibanco Holding ADR	2,648	31,273
		64,659
Industrials — 2.0%
Embraer ADR *	1,268	28,986
Oil & Gas — 2.0%
Petroleo Brasileiro ADR *	2,779	28,513
Telecommunications — 2.2%
Tim Participacoes ADR	2,197	31,044
TOTAL BRAZIL		181,828
CANADA— 23.7%
Basic Materials — 10.5%
Barrick Gold	1,739	32,067
Franco-Nevada	459	29,853
Kinross Gold *	7,491	29,215
Novagold Resources *	5,914	31,463
Teck Resources, Cl B	1,145	28,098
		150,696
Consumer Goods — 3.8%
Gildan Activewear, Cl A	1,008	26,379
Magna International	660	28,565
		54,944
Consumer Services — 2.0%
Restaurant Brands International	582	28,565
Industrials — 1.9%
Canadian Pacific Railway	182	27,507
Oil & Gas — 3.7%
Canadian Natural Resources	854	25,817
Suncor Energy	878	27,253
		53,070
Technology — 1.8%
BlackBerry *	3,562	25,148
TOTAL CANADA		339,930

Schedule of Investments (Unaudited)	January 31, 2017

Global X Guru® International Index ETF

	Shares	Value
COMMON STOCK — continued
CHINA— 5.9%
Consumer Services — 2.0%
Alibaba Group Holding ADR *	284	$28,772
Technology — 3.9%
Baidu ADR *	161	28,186
SINA *	393	27,400
		55,586
TOTAL CHINA		84,358
DENMARK— 2.0%
Health Care — 2.0%
Novo Nordisk ADR	813	29,406
HONG KONG— 1.8%
Consumer Services — 1.8%
Melco Crown Entertainment ADR	1,573	26,489
INDIA— 1.8%
Technology — 1.8%
Infosys ADR	1,892	26,053
IRELAND— 3.5%
Health Care — 1.7%
Shire ADR	148	24,836
Industrials — 1.8%
AerCap Holdings *	593	26,252
TOTAL IRELAND		51,088
ISRAEL— 7.7%
Health Care — 1.6%
Teva Pharmaceutical Industries ADR	697	23,301
Industrials — 2.0%
Orbotech *	834	29,098
Technology — 4.1%
Mellanox Technologies *	583	27,605
Tower Semiconductor *	1,469	31,158
		58,763
TOTAL ISRAEL		111,162
LUXEMBOURG— 2.0%
Financials — 2.0%
Altisource Portfolio Solutions *	1,005	28,642
MEXICO— 6.0%
Consumer Goods — 1.8%
Coca-Cola Femsa ADR	410	25,428

Schedule of Investments (Unaudited)	January 31, 2017

Global X Guru® International Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.2%
Cemex ADR *	3,327	$30,808
Telecommunications — 2.0%
America Movil ADR, Ser L, Cl L	2,328	29,356
TOTAL MEXICO		85,592
NETHERLANDS— 6.5%
Basic Materials — 2.0%
ArcelorMittal	3,737	29,111
Oil & Gas — 2.1%
Royal Dutch Shell ADR, Cl A	540	29,371
Telecommunications — 2.4%
VimpelCom ADR	8,112	34,314
TOTAL NETHERLANDS		92,796
PERU— 4.5%
Basic Materials — 2.4%
Cia de Minas Buenaventura ADR	2,522	34,778
Financials — 2.1%
Credicorp Ltd.	179	29,299
TOTAL PERU		64,077
SOUTH AFRICA— 2.1%
Basic Materials — 2.1%
AngloGold Ashanti ADR *	2,327	29,576
SOUTH KOREA— 1.9%
Telecommunications — 1.9%
SK Telecom ADR	1,288	27,692
SWITZERLAND— 2.1%
Basic Materials — 2.1%
Syngenta ADR	349	29,679
TAIWAN— 1.9%
Technology — 1.9%
Taiwan Semiconductor Manufacturing ADR	905	27,974
UNITED KINGDOM— 5.9%
Basic Materials — 2.2%
Rio Tinto ADR	710	31,801
Health Care — 1.7%
GW Pharmaceuticals ADR *	211	24,261
Oil & Gas — 2.0%
BP ADR	797	28,676
TOTAL UNITED KINGDOM		84,738

Schedule of Investments (Unaudited)	January 31, 2017

Global X Guru® International Index ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 5.4%
Consumer Services — 1.9%
Grupo Televisa ADR	1,202	$26,925
Oil & Gas — 2.0%
TransCanada	596	28,143
Technology — 1.5%
LINE ADR *	702	22,359
TOTAL UNITED STATES		77,427
TOTAL INVESTMENTS — 99.9%
(Cost $1,364,829)†		$1,434,609

Percentages are based on Net Assets of $1,436,035.

*	Non-income producing security.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $1,364,829, and the unrealized appreciation and depreciation were $131,718 and $(61,938), respectively.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

Ser — Series

As of January 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES— 99.8%
Basic Materials — 3.1%
Albemarle	1,428	$132,290
Arconic	6,299	143,554
Celanese, Cl A	2,703	228,133
Dow Chemical	2,125	126,714
Eastman Chemical	1,691	131,053
Freeport-McMoRan Copper & Gold *	6,119	101,882
International Flavors & Fragrances	1,715	201,015
International Paper	2,301	130,237
Mosaic	7,125	223,511
Newmont Mining	20,686	750,488
Nucor	2,248	130,586
Praxair	512	60,641
Steel Dynamics	3,710	125,435
		2,485,539
Consumer Goods — 12.4%
Activision Blizzard	4,765	191,601
Altria Group	2,078	147,912
Archer-Daniels-Midland	2,337	103,436
Autoliv	1,682	194,540
BorgWarner	2,334	95,297
Brown-Forman, Cl B	1,881	85,773
Bunge	8,102	560,739
Campbell Soup	5,834	363,050
Church & Dwight	5,494	248,439
Clorox	2,426	291,120
Coach	5,965	222,793
Coca-Cola	1,793	74,535
Colgate-Palmolive	1,945	125,608
ConAgra Foods	9,438	368,931
Constellation Brands, Cl A	926	138,678
DR Horton	4,216	126,100
Dr Pepper Snapple Group	1,864	169,997
Electronic Arts *	1,416	118,137
Estee Lauder, Cl A	1,739	141,224
Ford Motor	4,104	50,726
General Mills	1,805	112,776
General Motors	1,485	54,366
Genuine Parts	848	82,095
Goodyear Tire & Rubber	3,164	102,482
Hanesbrands	4,648	110,204
Harley-Davidson	1,884	107,463
Hasbro	2,618	216,011

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Hershey	2,924	$308,394
Hormel Foods	4,186	151,952
Ingredion	1,109	142,163
JM Smucker	2,426	329,572
Kellogg	2,981	216,748
Kimberly-Clark	398	48,210
Kraft Heinz	1,123	100,273
Lear	734	104,294
Lennar, Cl A	2,604	116,269
LKQ *	3,064	97,772
Mattel	7,482	196,103
McCormick	3,233	308,913
Michael Kors Holdings *	4,655	199,281
Mohawk Industries *	865	186,702
Molson Coors Brewing, Cl B	2,813	271,511
Mondelez International, Cl A	2,514	111,320
Monsanto	1,033	111,884
Newell Brands	1,693	80,130
NIKE, Cl B	1,250	66,125
PepsiCo	1,312	136,159
Philip Morris International	1,485	142,753
Procter & Gamble	1,709	149,708
PVH	3,864	362,482
Reynolds American	3,126	187,967
Snap-On	561	101,838
Stanley Black & Decker	2,795	346,580
Tesla Motors *	308	77,594
Tyson Foods, Cl A	7,321	459,686
VF	1,013	52,149
Whirlpool	542	94,790
WhiteWave Foods, Cl A *	2,227	122,619
		9,985,974
Consumer Services — 9.8%
Advance Auto Parts	554	90,989
Alaska Air Group	872	81,811
Amazon.com *	124	102,112
AmerisourceBergen, Cl A	1,119	97,666
AutoZone *	138	100,047
Bed Bath & Beyond	4,833	195,011
Best Buy	9,262	412,344
Cardinal Health	1,015	76,085
Carnival	2,427	134,407
CBS, Cl B	964	62,168

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Charter Communications, Cl A *	707	$229,033
Chipotle Mexican Grill, Cl A *	440	185,434
Comcast, Cl A	2,925	220,603
Costco Wholesale	396	64,924
CVS Health	2,003	157,857
Darden Restaurants	3,346	245,195
Delta Air Lines	2,032	95,992
DISH Network, Cl A *	1,128	66,744
Dollar Tree *	942	72,713
Expedia	641	77,939
Foot Locker	2,922	200,274
Hilton Worldwide Holdings *	1,266	72,896
Interpublic Group	3,124	73,508
Kohl's	5,834	232,368
Kroger	2,007	68,158
L Brands	1,766	106,331
Las Vegas Sands	888	46,691
Liberty Interactive, Cl A *	4,925	94,461
Macy's	4,536	133,994
Marriott International, Cl A	1,142	96,613
McDonald's	1,125	137,891
McKesson	428	59,556
MGM Resorts International *	6,189	178,243
Nielsen Holdings	3,020	123,548
Omnicom Group	1,004	85,993
O'Reilly Automotive *	281	73,698
priceline.com *	55	86,632
Rite Aid *	8,352	46,938
Ross Stores	831	54,937
Royal Caribbean Cruises	1,709	160,014
Sirius XM Holdings	42,139	198,896
Southwest Airlines	2,261	118,273
Starbucks	1,433	79,130
Sysco	3,854	202,181
Target	3,132	201,951
Tiffany	1,887	148,545
Time Warner	2,655	257,137
TJX	2,378	178,160
Tractor Supply	713	52,527
Ulta Salon Cosmetics & Fragrance *	938	255,399
United Continental Holdings *	2,454	172,933
Walgreens Boots Alliance	1,521	124,631
Wal-Mart Stores	5,645	376,747
Walt Disney	1,377	152,365

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Whole Foods Market	3,592	$108,550
Wyndham Worldwide	1,389	109,814
Wynn Resorts	986	100,010
Yum! Brands	2,563	167,954
		7,907,021
Financials — 25.7%
Aflac	2,630	184,074
Alexandria Real Estate Equities	1,041	115,364
Alleghany *	429	262,364
Allstate	2,169	163,130
Ally Financial	8,539	180,344
American Express	771	58,889
American International Group	3,061	196,700
American Tower, Cl A	862	89,217
Ameriprise Financial	507	56,921
Annaly Capital Management	67,490	689,748
Aon	1,245	140,311
Arch Capital Group *	7,509	663,420
Arthur J Gallagher	4,823	259,622
AvalonBay Communities	1,128	195,494
Bank of America	8,602	194,749
Bank of New York Mellon	4,467	199,809
BB&T	4,613	213,074
Berkshire Hathaway, Cl B *	1,073	176,122
BlackRock, Cl A	148	55,349
Brixmor Property Group	3,402	82,090
Capital One Financial	872	76,204
CBRE Group, Cl A *	1,303	39,559
Charles Schwab	4,171	172,012
Chubb	1,645	216,301
Cincinnati Financial	3,587	253,170
CIT Group	6,302	259,579
Citigroup	1,028	57,393
Citizens Financial Group	6,715	242,882
CME Group, Cl A	4,651	563,143
Comerica	7,818	527,950
Crown Castle International	1,749	153,615
Digital Realty Trust	3,377	363,467
Discover Financial Services	2,229	154,425
Duke Realty	4,175	101,578
E*TRADE Financial *	4,035	151,111
Equifax	1,402	164,427
Equinix	275	105,870

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Equity Residential	2,469	$150,041
Essex Property Trust	1,037	232,599
Everest Re Group	1,628	358,046
Extra Space Storage	1,687	121,548
Federal Realty Investment Trust	773	108,552
Fifth Third Bancorp	13,422	350,314
First Republic Bank	4,501	424,579
FNF Group	7,066	249,854
Franklin Resources	2,519	100,105
GGP	5,023	124,771
Goldman Sachs Group	718	164,652
Hartford Financial Services Group	3,832	186,657
HCP	4,142	125,585
Host Hotels & Resorts	5,616	101,481
Huntington Bancshares	33,532	453,688
IHS Markit *	2,900	114,405
Intercontinental Exchange	5,948	347,125
Invesco	3,154	91,214
JPMorgan Chase	2,711	229,432
KeyCorp	17,057	306,514
Kimco Realty	6,670	166,016
Liberty Broadband, Cl C *	2,633	224,700
Lincoln National	1,870	126,244
Loews	6,582	306,590
M&T Bank	2,554	415,204
Macerich	3,429	235,538
Markel *	381	352,425
Marsh & McLennan	1,420	96,588
Mastercard, Cl A	993	105,586
MetLife	1,899	103,325
Mid-America Apartment Communities	2,300	218,385
Moody's	429	44,474
Morgan Stanley	1,705	72,445
Nasdaq	3,794	267,629
New York Community Bancorp	21,743	330,276
Northern Trust	2,772	229,965
PNC Financial Services Group	2,132	256,821
Principal Financial Group	2,687	153,401
Progressive	8,653	323,968
ProLogis	2,721	132,921
Prudential Financial	616	64,748
Public Storage	203	43,645
Raymond James Financial	1,769	132,551
Realty Income	8,731	520,630

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Regions Financial	23,602	$340,105
S&P Global	408	49,034
SBA Communications, Cl A *	1,947	204,941
SL Green Realty	1,361	148,308
State Street	748	56,998
SunTrust Banks	2,014	114,435
Synchrony Financial	2,304	82,529
TD Ameritrade Holding	2,755	127,143
Travelers	1,107	130,382
UDR	5,216	182,299
Unum Group	3,818	173,452
US Bancorp	2,918	153,633
Ventas	4,931	304,095
VEREIT	47,060	401,422
Vornado Realty Trust	898	95,466
Wells Fargo	3,005	169,272
Welltower	4,858	322,085
Western Union	2,704	52,944
Weyerhaeuser	3,421	107,180
Willis Towers Watson	1,853	231,866
XL Group	6,632	249,164
		20,741,467
Health Care — 10.3%
Abbott Laboratories	3,805	158,935
Aetna	3,092	366,742
Allergan	761	166,575
Anthem	1,639	252,635
Baxter International	5,724	274,237
Becton Dickinson	1,133	200,870
BioMarin Pharmaceutical *	1,132	99,197
Boston Scientific *	4,125	99,247
Centene *	1,849	116,986
Cigna	1,868	273,139
Cooper	1,761	325,098
CR Bard	1,130	268,183
DaVita Healthcare Partners *	2,742	174,802
DENTSPLY SIRONA	2,935	166,415
Edwards Lifesciences *	1,158	111,446
Eli Lilly	979	75,412
Express Scripts Holding *	3,019	207,949
HCA Holdings *	1,814	145,628
Henry Schein *	591	94,477
Hologic *	4,310	174,684

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Humana	945	$187,583
IDEXX Laboratories *	789	96,518
Incyte *	892	108,119
Intuitive Surgical *	266	184,256
Johnson & Johnson	1,087	123,103
Laboratory Corp of America Holdings *	2,308	309,757
Medtronic	2,357	179,179
Merck	4,945	306,540
Mylan *	1,714	65,218
Perrigo	1,317	100,290
Pfizer	6,508	206,499
Quest Diagnostics	5,453	501,240
Quintiles IMS Holdings *	1,223	95,994
ResMed	3,407	230,109
Stryker	880	108,706
Thermo Fisher Scientific	1,221	186,068
UnitedHealth Group	1,321	214,134
Universal Health Services, Cl B	2,786	313,787
Varex Imaging *	1,329	38,203
Varian Medical Systems *	3,322	257,953
Waters *	1,914	271,118
Zimmer Biomet Holdings	1,631	192,996
Zoetis, Cl A	4,222	231,957
		8,261,984
Industrials — 13.0%
3M	571	99,822
Accenture, Cl A	650	74,015
Agilent Technologies	2,850	139,565
Alliance Data Systems	342	78,106
AMETEK	1,770	90,447
Amphenol, Cl A	2,187	147,600
Automatic Data Processing	822	83,014
Ball	2,836	216,273
Boeing	433	70,761
Broadridge Financial Solutions	1,167	77,640
Caterpillar	1,029	98,434
CH Robinson Worldwide	5,088	386,993
Cintas	704	81,741
CSX	3,698	171,550
Cummins	1,141	167,738
Danaher	2,622	220,038
Deere	4,130	442,117
Dover	1,336	103,874

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Eaton	1,390	$98,384
Expeditors International of Washington	5,443	283,472
Fastenal	3,234	160,665
FedEx	805	152,234
Fidelity National Information Services	1,884	149,627
Fiserv *	749	80,465
FleetCor Technologies *	294	43,362
Fluor	1,734	96,237
Fortune Brands Home & Security	885	48,790
General Dynamics	520	94,162
General Electric	3,935	116,870
Global Payments	1,970	152,242
Honeywell International	662	78,328
Illinois Tool Works	740	94,128
Ingersoll-Rand	2,382	189,012
JB Hunt Transport Services	1,114	110,375
Johnson Controls International	1,499	65,926
Kansas City Southern	2,483	213,315
L3 Technologies	1,670	265,012
Lockheed Martin	527	132,451
Martin Marietta Materials	1,552	356,339
Masco	3,611	118,982
Mettler-Toledo International *	410	174,918
Norfolk Southern	779	91,501
Northrop Grumman	365	83,614
PACCAR	710	47,790
Parker-Hannifin	1,033	151,985
Paychex	2,496	150,484
PayPal Holdings *	1,287	51,197
Pentair	1,331	78,037
Raytheon	855	123,257
Republic Services, Cl A	7,817	448,540
Rockwell Automation	664	98,265
Rockwell Collins	975	88,491
Roper Technologies	1,093	209,692
Sealed Air	1,724	83,614
TE Connectivity	1,405	104,462
Textron	2,193	103,882
Total System Services	2,667	135,163
TransDigm Group *	1,209	261,628
Union Pacific	977	104,129
United Parcel Service, Cl B	526	57,402
United Rentals *	431	54,526
United Technologies	818	89,710

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Valspar	1,680	$185,926
Vantiv, Cl A *	4,157	258,732
Verisk Analytics, Cl A *	3,511	290,149
Vulcan Materials	2,691	345,336
Waste Management	1,882	130,799
Westrock	1,743	93,007
WW Grainger	803	202,814
Xerox	25,904	179,515
Xylem	3,179	156,756
		10,485,427
Oil & Gas — 5.7%
Anadarko Petroleum	732	50,896
Apache	1,123	67,178
Baker Hughes	3,035	191,448
Cabot Oil & Gas	6,941	149,093
Cheniere Energy *	1,282	61,087
Chevron	969	107,898
Cimarex Energy	700	94,647
Concho Resources *	2,909	405,631
ConocoPhillips	2,005	97,764
Devon Energy	1,464	66,671
EOG Resources	2,221	225,609
EQT	4,452	269,925
Exxon Mobil	3,289	275,914
Halliburton	3,712	209,988
Hess	1,223	66,262
Kinder Morgan	5,363	119,810
Marathon Oil	7,420	124,285
Marathon Petroleum	1,949	93,650
National Oilwell Varco	4,659	176,156
Newfield Exploration *	2,016	80,801
Noble Energy	3,178	126,357
Occidental Petroleum	3,722	252,240
Phillips 66	645	52,645
Pioneer Natural Resources	1,202	216,637
Range Resources	6,542	211,568
Schlumberger	1,586	132,764
Spectra Energy	6,022	250,816
Targa Resources	1,981	114,145
Tesoro	2,105	170,189
Valero Energy	1,974	129,810
		4,591,884

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Technology — 8.2%
Adobe Systems *	623	$70,636
Akamai Technologies *	3,311	227,101
Amdocs	7,615	447,077
ANSYS *	1,052	98,110
Autodesk *	1,268	103,139
Broadcom, Cl A	426	84,987
CA	5,444	170,234
CDK Global	1,371	85,756
Cerner *	1,603	86,097
Check Point Software Technologies *	2,151	212,454
Cisco Systems	3,214	98,734
Citrix Systems *	2,060	187,851
Corning	5,851	154,993
F5 Networks *	1,566	209,891
Facebook, Cl A *	540	70,373
Gartner *	1,431	142,184
Harris	1,959	201,209
Hewlett Packard Enterprise	2,448	55,521
HP	5,119	77,041
Intel	1,864	68,633
International Business Machines	1,026	179,057
Intuit	829	98,303
Juniper Networks	8,458	226,505
KLA-Tencor	1,584	134,814
Lam Research	1,677	192,620
Linear Technology	2,869	181,120
Maxim Integrated Products	4,734	210,568
Microchip Technology	1,372	92,404
Micron Technology *	11,202	270,080
Microsoft	790	51,073
Motorola Solutions	3,505	282,889
NetApp	6,306	241,646
NVIDIA	713	77,845
Palo Alto Networks *	777	114,654
QUALCOMM	1,869	99,861
Seagate Technology	1,822	82,263
ServiceNow *	1,172	106,207
Skyworks Solutions	853	78,254
Symantec	11,340	312,417
Synopsys *	2,280	143,389
Texas Instruments	1,097	82,868
Twitter *	6,836	120,450
VeriSign *	658	52,778
Western Digital	1,137	90,653

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Workday, Cl A *	640	$53,178
Xilinx	1,367	79,560
Yahoo! *	2,769	122,030
		6,629,507
Telecommunications — 1.4%
AT&T	7,665	323,157
CenturyLink	4,440	114,818
Level 3 Communications *	1,994	118,563
T-Mobile US *	6,850	426,550
Verizon Communications	2,405	117,869
		1,100,957
Utilities — 10.2%
Alliant Energy	6,458	243,144
Ameren	5,429	285,837
American Electric Power	3,673	235,292
American Water Works	7,493	550,286
CenterPoint Energy	11,825	309,933
CMS Energy	9,101	387,703
Consolidated Edison	6,400	475,840
Dominion Resources	1,450	110,606
DTE Energy	3,235	319,100
Duke Energy	6,469	508,075
Edison International	4,973	362,432
Entergy	3,919	280,757
Eversource Energy	5,757	318,477
Exelon	9,620	345,166
FirstEnergy	7,356	223,034
NextEra Energy	1,886	233,336
NiSource	7,376	165,001
ONEOK	1,757	96,828
PG&E	4,365	270,150
Pinnacle West Capital	3,011	233,744
PPL	4,641	161,693
Public Service Enterprise Group	4,205	186,071
SCANA	3,937	270,472
Sempra Energy	902	92,356
Southern	9,150	452,285
WEC Energy Group	8,215	485,096
Westar Energy, Cl A	4,473	244,628
Xcel Energy	9,025	372,913
		8,220,255

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta US ETF

	Shares	Value

TOTAL INVESTMENTS — 99.8%
(Cost $74,328,567)†		$80,410,015

Percentages are based on Net Assets of $80,555,896.

*	Non-income producing security.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $74,328,567, and the unrealized appreciation and depreciation were $7,183,355 and $(1,101,907), respectively.

Cl — Class

S&P — Standard & Poor's

As of January 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — 99.2%
AUSTRIA— 1.7%
Basic Materials — 0.2%
voestalpine	531	$22,495
Financials — 0.7%
BUWOG *	1,387	33,096
Erste Group Bank *	1,246	37,892
IMMOFINANZ	9,842	18,060
Raiffeisen Bank International	716	15,901
		104,949
Industrials — 0.4%
ANDRITZ	478	25,811
Wienerberger	1,494	28,836
		54,647
Oil & Gas — 0.3%
OMV	1,646	57,572
Technology — 0.1%
AMS	416	14,315
TOTAL AUSTRIA		253,978
BELGIUM— 4.0%
Basic Materials — 0.3%
Solvay	206	24,121
Umicore	406	22,728
		46,849
Consumer Goods — 0.1%
Ontex Group	387	11,719
Consumer Services — 0.4%
Colruyt	892	43,649
Telenet Group Holding *	371	19,895
		63,544
Financials — 1.5%
Ackermans & van Haaren	463	63,096
Ageas	655	28,017
Groupe Bruxelles Lambert	388	33,037
KBC Groep	414	26,853
Sofina	620	84,155
		235,158
Health Care — 0.5%
UCB	1,073	73,889
Industrials — 0.4%
bpost	2,357	56,981
Real Estate Investment Trusts — 0.6%
Cofinimmo	737	82,714

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 0.2%
Proximus	921	$26,441
TOTAL BELGIUM		597,295
DENMARK— 4.2%
Consumer Goods — 0.4%
Carlsberg, Cl B	402	36,334
Pandora	108	14,148
Royal Unibrew	225	8,543
		59,025
Financials — 1.1%
Danske Bank	1,393	46,414
Jyske Bank	960	49,383
Sydbank	1,204	39,890
Tryg	1,896	36,229
		171,916
Health Care — 1.6%
Christian Hansen Holding	1,021	62,312
Coloplast, Cl B	309	22,127
Genmab *	90	17,368
GN Store Nord	1,295	28,923
H Lundbeck *	495	21,233
Novo Nordisk, Cl B	378	13,589
William Demant Holding *	3,740	69,999
		235,551
Industrials — 0.5%
A P Moller - Maersk, Cl B	12	20,035
DSV	527	25,608
ISS	679	24,144
		69,787
Oil & Gas — 0.0%
Vestas Wind Systems	101	7,068
Technology — 0.1%
SimCorp	217	11,118
Telecommunications — 0.5%
TDC	13,872	73,071
TOTAL DENMARK		627,536
FINLAND— 3.0%
Basic Materials — 0.5%
Outokumpu	1,487	13,298
Stora Enso, Cl R	2,787	31,685
UPM-Kymmene	1,068	24,238
		69,221

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — 0.2%
Amer Sports	532	$14,126
Nokian Renkaat	374	14,033
		28,159
Consumer Services — 0.3%
Kesko, Cl B	818	41,416
Financials — 0.2%
Sampo, Cl A	692	32,082
Health Care — 0.3%
Orion, Cl B	824	38,398
Industrials — 0.4%
Huhtamaki	927	34,061
Kone, Cl B	343	15,531
Metso	651	20,023
		69,615
Oil & Gas — 0.4%
Neste	1,820	63,451
Technology — 0.2%
Nokia	3,450	15,473
Tieto	354	9,817
		25,290
Telecommunications — 0.1%
Elisa	554	18,698
Utilities — 0.4%
Fortum	3,865	61,776
TOTAL FINLAND		448,106
FRANCE— 15.0%
Basic Materials — 0.6%
Air Liquide	95	10,267
Arkema	403	39,806
Imerys	489	39,270
		89,343
Consumer Goods — 2.2%
Christian Dior	80	17,183
Cie Generale des Etablissements Michelin, Cl B	289	31,038
Danone	263	16,482
Faurecia	383	16,629
Hermes International	82	35,664
L'Oreal	185	33,658
LVMH Moet Hennessy Louis Vuitton	95	19,158
Pernod Ricard	378	44,261
Peugeot *	1,191	22,139

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Plastic Omnium	313	$10,621
Renault	114	10,272
SEB	382	48,115
Societe BIC	210	27,471
UBISOFT Entertainment *	300	9,862
		342,553
Consumer Services — 2.5%
Carrefour	569	13,931
Casino Guichard Perrachon	441	23,782
Elior Group (A)	1,730	38,700
Eutelsat Communications	2,080	35,460
JCDecaux	362	11,576
Kering	285	67,821
Lagardere SCA	1,599	40,108
Publicis Groupe	412	28,300
Sodexo	152	16,813
Technicolor	1,383	5,934
Vivendi	2,122	38,847
		321,272
Financials — 1.9%
Amundi (A)	287	15,756
AXA	830	20,379
BNP Paribas	384	24,560
CNP Assurances	1,335	25,082
Credit Agricole	1,289	17,085
Fonciere Des Regions	471	39,219
Natixis	3,702	21,944
Nexity	688	33,800
SCOR	1,264	42,831
Societe Generale	276	13,498
Wendel	257	30,412
		284,566
Health Care — 1.1%
BioMerieux	71	11,225
Essilor International	81	9,489
Ipsen	490	37,968
Orpea	779	63,476
Sanofi	608	48,945
		171,103
Industrials — 3.6%
Aeroports de Paris	582	64,595
Alstom *	1,583	44,907
Bollore	7,671	30,665

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Bouygues	648	$23,568
Bureau Veritas	819	16,038
Cie de Saint-Gobain	385	18,931
Dassault Aviation	11	12,688
Edenred	536	11,681
Eiffage	431	31,012
Eurazeo	398	24,508
Legrand	219	12,728
Rexel	2,513	43,738
Safran	231	15,652
Schneider Electric	260	18,607
Teleperformance	774	82,901
Thales	386	36,201
Vinci	478	33,525
Zodiac Aerospace	390	11,843
		533,788
Oil & Gas — 0.2%
Total	629	31,717
Real Estate Investment Trusts — 1.0%
Gecina	483	62,273
ICADE	694	49,140
Klepierre	641	24,349
		135,762
Technology — 0.9%
Atos	511	54,389
Capgemini	214	17,431
Dassault Systemes	370	28,662
Iliad	64	13,691
Ingenico Group	123	10,376
		124,549
Telecommunications — 0.2%
Orange	2,403	37,201
Utilities — 0.8%
Electricite de France	1,883	18,559
Engie	1,338	16,000
Rubis SCA	596	50,201
Suez	1,515	22,970
Veolia Environnement	1,011	17,203
		124,933
TOTAL FRANCE		2,196,787

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
GERMANY— 10.8%
Basic Materials — 2.0%
Aurubis	699	$41,155
BASF	327	31,494
Bayer	88	9,729
Brenntag	226	13,125
Covestro (A)	156	11,715
Evonik Industries	941	30,488
K+S	1,396	35,363
LANXESS	535	38,825
Linde	248	40,323
Symrise	528	31,754
		283,971
Consumer Goods — 1.0%
adidas	41	6,454
Bayerische Motoren Werke	156	14,190
Beiersdorf	266	23,555
Daimler	179	13,415
HUGO BOSS	174	11,150
OSRAM Licht	732	42,425
Rheinmetall	428	32,766
		143,955
Consumer Services — 0.6%
Axel Springer	419	22,061
Deutsche Lufthansa	2,084	27,781
Fielmann	114	7,964
METRO	378	12,913
Zalando * (A)	313	12,348
		83,067
Financials — 2.3%
Aareal Bank	679	26,233
Allianz	158	26,774
Commerzbank	2,930	25,372
Deutsche Annington Immobilien	1,977	64,672
Deutsche Bank *	665	13,216
Deutsche EuroShop	900	37,402
Deutsche Wohnen	945	30,781
Hannover Rueck	371	40,756
LEG Immobilien	515	40,440
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	210	39,443
		345,089

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 1.0%
resenius & KGaA	543	$42,796
Fresenius Medical Care & KGaA	453	36,859
Gerresheimer	428	34,792
Merck KGaA	348	38,228
STADA Arzneimittel	243	12,473
		165,148
Industrials — 2.4%
Deutsche Post	398	13,314
Fraport Frankfurt Airport Services Worldwide	566	33,801
GEA Group	529	21,861
HeidelbergCement	233	22,446
HOCHTIEF	141	20,030
KION Group	957	58,227
MAN	607	62,942
MTU Aero Engines	554	66,217
Siemens	134	16,835
Wirecard	631	30,557
		346,230
Technology — 0.3%
SAP	248	22,681
Software	223	8,034
United Internet	480	20,072
		50,787
Telecommunications — 1.0%
Deutsche Telekom	2,290	39,993
Drillisch	395	18,279
Freenet	1,302	39,060
Telefonica Deutschland Holding	12,279	51,221
		148,553
Utilities — 0.2%
E.ON	1,440	11,054
RWE	1,761	23,322
		34,376
TOTAL GERMANY		1,601,176
IRELAND— 0.9%
Consumer Goods — 0.4%
Glanbia	2,344	39,643
Kerry Group, Cl A	203	14,282
		53,925
Financials — 0.1%
Bank of Ireland *	68,102	18,252

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.4%
CRH	581	$20,246
Smurfit Kappa Group	1,679	44,274
		64,520
TOTAL IRELAND		136,697
ISLE OF MAN— 0.2%
Industrials — 0.2%
Paysafe Group *	5,154	24,763
ITALY— 4.9%
Basic Materials — 0.3%
Tenaris	2,403	41,992
Consumer Goods — 0.7%
Davide Campari-Milano	3,354	33,637
Ferrari	119	7,420
Fiat Chrysler Automobiles *	2,551	27,845
Luxottica Group	436	23,413
Moncler	1,174	22,583
		114,898
Consumer Services — 0.3%
Mediaset	7,947	33,975
Yoox Net-A-Porter Group, Cl A *	600	14,998
		48,973
Financials — 1.5%
Assicurazioni Generali	1,523	24,261
Banca Popolare dell'Emilia Romagna SC	5,041	28,546
Banco BPM	5,353	15,214
EXOR	683	31,119
Intesa Sanpaolo	4,891	11,470
Mediobanca	3,046	26,186
Poste Italiane (A)	1,569	9,860
UniCredit	618	16,795
Unione di Banche Italiane SCpA	7,823	27,155
UnipolSai	15,872	33,036
		223,642
Health Care — 0.2%
Recordati	921	26,187
Industrials — 0.7%
Atlantia	661	15,037
CNH Industrial	2,885	25,566
Finmeccanica *	3,066	39,496
Prysmian	424	11,025
		91,124

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 0.3%
Eni	1,275	$19,580
Saipem	48,052	24,537
		44,117
Telecommunications — 0.2%
Telecom Italia	33,140	28,472
Utilities — 0.7%
A2A	20,374	27,170
Enel	6,180	25,807
Snam	9,592	36,488
Terna Rete Elettrica Nazionale	3,474	15,235
		104,700
TOTAL ITALY		724,105
LUXEMBOURG— 0.2%
Consumer Services — 0.1%
B&M European Value Retail	3,076	11,621
Health Care — 0.1%
Eurofins Scientific	45	20,182
TOTAL LUXEMBOURG		31,803
NETHERLANDS— 4.6%
Basic Materials — 0.8%
Akzo Nobel	387	26,261
ArcelorMittal *	2,408	18,708
Koninklijke DSM	1,028	65,546
		110,515
Consumer Goods — 0.3%
Heineken	262	19,602
Heineken Holding	180	12,640
Unilever	545	22,025
		54,267
Consumer Services — 0.4%
Koninklijke Ahold Delhaize	1,379	29,351
RELX	1,022	17,257
Wolters Kluwer	425	16,238
		62,846
Financials — 0.8%
ABN AMRO Group (A)	699	16,430
Aegon	4,650	25,186
Delta Lloyd	4,164	23,954
Euronext (A)	156	6,908
ING Groep	1,249	17,885

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
NN Group	802	$28,367
		118,730
Health Care — 0.2%
Koninklijke Philips	1,081	31,700
Industrials — 0.7%
Aalberts Industries	635	22,269
Boskalis Westminster	773	28,616
Koninklijke Vopak	698	29,958
PostNL *	1,791	7,847
		88,690
Oil & Gas — 0.2%
SBM Offshore	2,076	33,743
Real Estate Investment Trusts — 0.5%
Unibail-Rodamco	111	25,545
Wereldhave	1,215	53,244
		78,789
Technology — 0.6%
ASM International	925	45,584
Gemalto	191	11,097
NXP Semiconductors *	360	35,226
		91,907
Telecommunications — 0.1%
Koninklijke KPN	3,021	8,697
TOTAL NETHERLANDS		679,884
NORWAY— 2.5%
Basic Materials — 0.5%
Norsk Hydro	3,912	22,342
Yara International	1,121	47,359
		69,701
Consumer Goods — 0.5%
Marine Harvest	1,374	24,348
Orkla	7,431	69,454
		93,802
Financials — 0.8%
DnB	1,511	25,270
Gjensidige Forsikring	4,036	69,607
Storebrand *	2,525	15,421
		110,298
Oil & Gas — 0.7%
Statoil	1,767	32,944

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Subsea 7	5,042	$68,695
		101,639
TOTAL NORWAY		375,440
PORTUGAL— 0.5%
Consumer Services — 0.2%
Jeronimo Martins	1,445	24,447
Oil & Gas — 0.2%
Galp Energia	2,180	32,088
Utilities — 0.1%
Energias de Portugal	5,268	15,303
TOTAL PORTUGAL		71,838
SPAIN— 4.4%
Basic Materials — 0.1%
Acerinox	1,082	14,844
Consumer Goods — 0.1%
Viscofan	386	19,612
Consumer Services — 0.2%
Industria de Diseno Textil	360	11,880
Mediaset Espana Comunicacion	1,419	17,344
		29,224
Financials — 1.5%
Banco Bilbao Vizcaya Argentaria	1,577	10,694
Banco de Sabadell	9,318	14,037
Banco Popular Espanol	10,631	10,983
Banco Santander	2,307	12,837
Bankia	31,055	32,722
Bankinter	8,827	70,926
Bolsas y Mercados Espanoles SHMSF	230	7,257
CaixaBank	9,074	33,155
Mapfre	8,695	26,311
		218,922
Industrials — 0.8%
Abertis Infraestructuras	1,759	25,178
Acciona	255	19,753
ACS Actividades de Construccion y Servicios	325	10,003
Aena SA (A)	100	14,519
Amadeus IT Group, Cl A	340	15,706
Ferrovial	1,142	20,672
Zardoya Otis	1,537	12,956
		118,787

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 0.2%
Gamesa Tecnologica	704	$14,783
Repsol	1,198	17,685
		32,468
Real Estate Investment Trusts — 0.2%
Merlin Properties Socimi	2,459	27,518
Telecommunications — 0.0%
Cellnex Telecom SAU (A)	485	6,898
Utilities — 1.3%
Enagas	789	19,356
Endesa	4,699	96,714
Gas Natural SDG	1,205	23,205
Iberdrola	4,868	30,692
Red Electrica	931	16,631
		186,598
TOTAL SPAIN		654,871
SWEDEN— 6.4%
Basic Materials — 0.5%
BillerudKorsnas	1,382	23,034
Boliden	1,050	30,641
Hexpol	946	9,166
		62,841
Consumer Goods — 0.7%
Husqvarna, Cl B	1,603	13,423
Svenska Cellulosa, Cl B	1,894	56,983
Swedish Match	908	29,562
		99,968
Consumer Services — 0.6%
Hennes & Mauritz, Cl B	344	9,838
ICA Gruppen	2,302	75,236
		85,074
Financials — 2.2%
Castellum	2,879	39,687
Fabege	2,278	38,854
Fastighets Balder, Cl B *	850	17,415
Hufvudstaden, Cl A	892	14,224
Industrivarden, Cl C	1,827	35,404
Intrum Justitia	411	13,851
Investor, Cl B	617	24,626
Kinnevik	901	23,119
Nordea Bank	2,418	29,238
Skandinaviska Enskilda Banken, Cl A	2,523	28,357
Svenska Handelsbanken, Cl A	2,987	44,627

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Swedbank, Cl A	1,305	$33,007
		342,409
Health Care — 0.4%
Elekta, Cl B	3,883	35,113
Getinge, Cl B	619	10,013
Swedish Orphan Biovitrum *	787	10,065
		55,191
Industrials — 1.0%
Assa Abloy, Cl B	301	5,702
Atlas Copco, Cl A	239	7,664
Nibe Industrier, Cl B	871	7,189
Saab, Cl B	524	21,412
Sandvik	804	10,853
Securitas, Cl B	2,070	32,962
Skanska, Cl B	730	17,871
Trelleborg, Cl B	1,324	27,490
Volvo, Cl B	2,192	28,034
		159,177
Oil & Gas — 0.2%
Lundin Petroleum *	1,406	30,334
Technology — 0.3%
Hexagon, Cl B	239	9,460
Telefonaktiebolaget LM Ericsson, Cl B	6,037	35,670
		45,130
Telecommunications — 0.5%
Tele2, Cl B	4,978	43,934
Telia	5,566	22,585
		66,519
TOTAL SWEDEN		946,643
SWITZERLAND— 12.6%
Basic Materials — 0.8%
Clariant	1,496	28,037
EMS-Chemie Holding	76	39,287
Givaudan	15	27,047
Syngenta	55	23,414
		117,785
Consumer Goods — 1.5%
Aryzta	1,215	33,448
Barry Callebaut	42	51,935
Chocoladefabriken Lindt & Spruengli	3	16,663
Cie Financiere Richemont	352	27,365
Coca-Cola HBC	1,162	26,490

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Nestle	424	$31,072
Swatch Group	90	31,882
		218,855
Consumer Services — 0.3%
Dufry *	255	36,366
Galenica	11	12,064
		48,430
Financials — 4.8%
Baloise Holding	364	46,856
Cembra Money Bank	123	9,294
Credit Suisse Group	1,143	17,366
GAM Holding	1,771	18,040
Helvetia Holding	103	58,307
Julius Baer Group	695	32,573
Pargesa Holding	736	48,975
Partners Group Holding	92	46,509
PSP Swiss Property	1,011	91,047
Swiss Life Holding	182	55,176
Swiss Prime Site	1,347	112,364
Swiss Re	683	63,758
UBS Group	1,072	17,352
Zurich Insurance Group	203	58,332
		675,949
Health Care — 1.0%
Actelion	79	20,579
Lonza Group	104	19,069
Novartis	180	13,218
Roche Holding	76	17,948
Sonova Holding	294	38,858
Straumann Holding	127	51,233
		160,905
Industrials — 2.7%
ABB	750	17,811
DKSH Holding	549	40,593
Flughafen Zuerich	486	95,614
Geberit	80	34,186
Georg Fischer	31	25,530
Kaba Holding	54	41,926
Kuehne + Nagel International	201	27,463
LafargeHolcim	333	17,855
OC Oerlikon	3,596	40,822
Schindler Holding	134	25,534
SGS	11	23,325

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sika	3	$15,766
Wolseley	134	8,272
		414,697
Technology — 1.2%
Logitech International	1,724	49,364
STMicroelectronics	7,363	97,038
Temenos Group	418	30,378
		176,780
Telecommunications — 0.3%
Sunrise Communications Group (A)	407	27,578
Swisscom	40	17,636
		45,214
TOTAL SWITZERLAND		1,858,615
UNITED KINGDOM— 23.3%
Basic Materials — 2.0%
Anglo American *	1,261	21,544
Antofagasta	2,282	23,973
BHP Billiton	1,086	19,641
Centamin	7,672	15,135
Croda International	516	21,735
Fresnillo	2,129	38,919
Glencore *	5,076	20,847
Johnson Matthey	155	6,340
Polymetal International	1,632	18,941
Randgold Resources	766	65,097
Rio Tinto	618	27,143
Victrex	298	7,123
		286,438
Consumer Goods — 1.7%
Barratt Developments	3,401	20,440
Bellway	715	22,345
Berkeley Group Holdings	998	35,155
British American Tobacco	211	13,006
Britvic	1,491	11,733
Burberry Group	345	7,118
Diageo	522	14,471
Imperial Tobacco Group	296	13,680
Kerry Group, Cl A	31	2,185
Persimmon	1,052	25,531
Reckitt Benckiser Group	242	20,715
Tate & Lyle	4,445	37,496
Taylor Wimpey	8,816	18,534

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Unilever	493	$20,018
		262,427
Consumer Services — 5.1%
ASOS *	395	26,169
Auto Trader Group (A)	1,329	6,688
Booker Group	5,944	15,240
Carnival	1,086	57,904
Compass Group	843	14,975
Daily Mail & General Trust, Cl A	1,316	11,474
Dixons Carphone	3,745	14,884
Domino's Pizza Group	2,226	10,146
easyJet	735	8,785
Firstgroup *	28,749	37,580
Greene King	4,029	34,519
GVC Holdings *	2,916	22,232
Inchcape	2,232	20,148
Informa	2,671	21,910
InterContinental Hotels Group	142	6,574
J Sainsbury	13,976	45,347
Just Eat *	1,243	8,437
Kingfisher	8,056	34,074
Marks & Spencer Group	2,868	12,106
Merlin Entertainments (A)	2,927	17,569
MoneySuperMarket.com	1,802	7,470
National Express Group	6,696	28,499
Next	277	13,347
Pearson	2,302	17,927
Playtech	1,304	13,600
RELX	948	16,972
Saga	9,091	21,136
Sky	1,120	14,105
SSP Group	2,503	12,310
Tesco	12,824	31,396
UBM	2,515	22,290
WH Smith	1,021	20,938
William Hill	5,862	19,094
WM Morrison Supermarkets	23,989	71,257
WPP	567	13,154
		750,256
Financials — 5.7%
3i Group	2,652	23,355
Aberdeen Asset Management	3,742	12,339
Admiral Group	2,698	60,284

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Aviva	1,797	$10,782
Bank of Ireland *	13,087	3,536
Barclays	6,371	17,590
Beazley	10,801	55,116
Capital & Counties Properties	6,710	22,962
Close Brothers Group	2,722	49,656
CYBG *	3,924	13,315
Direct Line Insurance Group	17,353	77,502
Hiscox	6,378	82,327
HSBC Holdings	6,353	54,062
IG Group Holdings	3,722	24,959
Intermediate Capital Group	2,867	24,978
Investec	2,382	16,827
Jardine Lloyd Thompson Group	2,325	30,128
Legal & General Group	5,573	16,470
Lloyds Banking Group	25,997	21,236
Man Group	12,659	21,182
NEX Group	1,504	10,874
Old Mutual	3,981	10,403
Phoenix Group Holdings	5,734	54,285
Provident Financial	573	19,644
Royal Bank of Scotland Group *	4,474	12,485
RSA Insurance Group	6,330	45,672
Standard Chartered	1,570	15,290
Standard Life	2,295	9,982
Unite Group	2,525	18,631
		835,872
Health Care — 0.7%
AstraZeneca	227	11,978
BTG *	1,766	11,876
GlaxoSmithKline	1,206	23,183
Hikma Pharmaceuticals	432	9,913
Indivior	3,192	11,867
Mediclinic International	1,219	12,039
Smith & Nephew	441	6,564
UDG Healthcare	1,303	10,508
		97,928
Industrials — 4.3%
BAE Systems	1,458	10,676
Balfour Beatty	9,355	30,424
BBA Aviation	20,972	73,746
Berendsen	1,370	14,349

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Bunzl	274	$7,201
Cobham	9,838	16,783
DS Smith	2,165	12,066
Electrocomponents	2,842	17,334
Experian	706	13,581
G4S	9,102	29,224
Halma	2,032	23,647
Hays	4,789	9,182
HomeServe	1,382	10,389
Howden Joinery Group	1,818	8,632
IMI	468	6,865
Intertek Group	686	29,275
Kingspan Group	380	11,072
Meggitt	5,699	29,963
Melrose Industries	4,298	10,558
QinetiQ Group	10,230	33,939
Rentokil Initial	14,175	40,749
Rolls-Royce Holdings	1,161	9,750
Rotork	2,757	8,859
Royal Mail	3,815	19,755
RPC Group	1,071	14,431
Serco Group	11,477	20,792
Smiths Group	1,027	19,394
Spectris	759	23,080
Spirax-Sarco Engineering	382	20,690
Travis Perkins	960	17,549
Weir Group	1,421	35,844
WS Atkins	1,373	25,237
		655,036
Oil & Gas — 1.1%
Amec Foster Wheeler	2,313	12,859
BP	4,018	23,903
John Wood Group	4,100	43,226
Petrofac	935	10,787
Royal Dutch Shell, Cl A	879	23,749
Tullow Oil	6,865	25,418
		139,942
Real Estate Investment Trusts — 1.2%
British Land	2,280	16,723
Derwent London	744	23,092
Great Portland Estates	3,574	27,855
Hammerson	2,799	19,245
Intu Properties	7,963	27,079

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Land Securities Group	1,682	$21,034
Segro	4,479	26,006
Shaftesbury	2,972	32,773
		193,807
Technology — 0.6%
Dialog Semiconductor *	752	34,905
Micro Focus International	1,038	28,012
Sage Group	2,101	16,203
		79,120
Telecommunications — 0.4%
Inmarsat	1,591	12,170
Vodafone Group	17,618	43,078
		55,248
Utilities — 0.5%
National Grid	1,632	19,048
Pennon Group	2,593	25,870
Severn Trent	450	12,851
SSE	652	12,214
United Utilities Group	443	5,111
		75,094
TOTAL UNITED KINGDOM		3,431,168
TOTAL COMMON STOCK
(Cost $14,253,416)		14,660,706

PREFERRED STOCK — 0.6%
GERMANY— 0.6%
Basic Materials — 0.1%
FUCHS PETROLUB	344	15,722
Consumer Goods — 0.3%
Henkel & KGaA	168	20,461
Porsche Automobil Holding	170	10,196
Volkswagen	81	12,597
		43,254
Industrials — 0.2%
Sartorius	345	24,235
TOTAL GERMANY		83,211
TOTAL PREFERRED STOCK
(Cost $77,251)		83,211
TOTAL INVESTMENTS — 99.8%
(Cost $14,330,667)†		$14,743,917

Percentages are based on Net Assets of $14,768,069.

*	Non-income producing security.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Europe ETF

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2017 was $184,969 and represents 1.3% of Net Assets.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $14,330,667, and the unrealized appreciation and depreciation were $1,137,089 and $(723,838), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$14,526,018	$134,688	$—	$14,660,706
Preferred Stock	83,211	—	—	83,211
Total Investments in Securities	$14,609,229	$134,688	$—	$14,743,917

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — 99.9%
JAPAN— 99.9%
Basic Materials — 9.2%
Air Water	2,912	$54,114
Asahi Kasei	14,076	131,914
Daicel	5,333	59,311
JFE Holdings	2,739	48,223
JSR	3,302	56,903
Kaneka	9,279	80,282
Kansai Paint	784	15,280
Kobe Steel *	4,638	45,360
Kuraray	6,369	101,384
Mitsubishi Chemical Holdings	7,472	52,415
Mitsubishi Gas Chemical	2,240	43,158
Mitsui Chemicals	16,501	77,979
Nippon Steel & Sumitomo Metal *	1,182	28,732
Nissan Chemical Industries	1,134	40,646
Oji Holdings	11,969	53,160
Shin-Etsu Chemical	882	76,366
Sumitomo Chemical	6,116	32,760
Sumitomo Metal Mining	4,014	54,626
Teijin	5,230	110,849
Toray Industries	3,740	32,478
Tosoh	8,769	66,600
		1,262,540
Consumer Goods — 19.1%
Aisin Seiki	2,029	93,182
Ajinomoto	1,071	21,201
Asahi Group Holdings	515	18,162
Asics	380	7,430
Bandai Namco Holdings	913	25,222
Bridgestone	2,642	97,231
Calbee	860	28,075
Casio Computer	2,029	28,189
Denso	1,660	72,269
Ezaki Glico	558	25,577
Honda Motor	1,842	55,420
Japan Tobacco	603	19,497
JTEKT	4,255	70,302
Kewpie	922	23,080
Kikkoman	250	7,895
Kirin Holdings	2,183	35,836
Konami Holdings	1,966	78,938
Lion	2,066	35,989
Makita	525	36,609

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Mazda Motor	1,446	$21,425
MEIJI Holdings	109	8,462
Mitsubishi Motors	22,827	124,298
Nexon	1,020	15,602
NGK Spark Plug	3,902	88,178
NH Foods	7,578	206,993
Nichirei	6,433	131,203
Nikon	9,286	150,540
Nissan Motor	5,194	51,629
Nisshin Seifun Group	6,063	92,473
Nissin Foods Holdings	925	48,972
NSK	3,909	47,710
Panasonic	2,623	27,459
Rinnai	694	59,182
Sega Sammy Holdings	2,720	42,911
Sekisui Chemical	4,517	73,989
Sekisui House	2,215	35,977
Sharp *	5,800	15,662
Shiseido	340	9,538
Stanley Electric	3,411	96,505
Sumitomo Electric Industries	2,521	36,894
Sumitomo Rubber Industries	4,109	64,423
Suntory Beverage & Food	1,017	43,317
Suzuki Motor	1,257	48,784
Toyo Suisan Kaisha	1,096	39,235
Toyota Industries	857	41,565
Toyota Motor	996	58,251
Yakult Honsha	180	9,274
Yamaha	515	15,783
Yamaha Motor	2,382	49,809
Yamazaki Baking	2,681	54,061
		2,590,208
Consumer Services — 12.0%
Aeon	6,228	90,232
ANA Holdings	30,720	91,553
Dai Nippon Printing	4,734	48,318
Dentsu	604	28,008
Don Quijote Holdings	220	8,003
FamilyMart UNY Holdings	1,541	98,011
Hakuhodo DY Holdings	1,884	23,262
Hankyu Hanshin Holdings	2,167	73,725
Isetan Mitsukoshi Holdings	3,420	40,223
J Front Retailing	3,242	47,028

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Japan Airlines	611	$19,550
Keihan Holdings	3,106	20,776
Keikyu	4,133	48,645
Keio	2,107	17,369
Keisei Electric Railway	1,087	25,781
Kintetsu Group Holdings	6,031	23,251
Lawson	295	21,593
M3 *	575	15,476
Marui Group	3,681	52,840
Nagoya Railroad	22,570	111,472
Nankai Electric Railway	6,946	34,491
Nitori Holdings	305	34,191
Odakyu Electric Railway	749	14,884
Oriental Land	508	27,919
Park24	2,242	62,037
Ryohin Keikaku	57	10,709
Seibu Holdings	1,909	32,304
Shimamura	281	36,918
Sotetsu Holdings	5,028	25,503
Start Today	1,479	27,892
Sundrug	381	26,331
Tobu Railway	14,334	72,959
Toho	880	25,444
Tsuruha Holdings	441	41,524
USS	1,288	22,665
West Japan Railway	1,002	65,509
Yamada Denki	27,287	150,766
		1,617,162
Financials — 9.0%
Acom *	2,475	10,707
Aozora Bank	20,374	74,564
Bank of Kyoto	4,521	35,542
Chiba Bank	6,933	45,635
Credit Saison	2,083	38,154
Dai-ichi Life Holdings	2,330	42,678
Daito Trust Construction	216	30,297
Daiwa Securities Group	4,304	27,661
Fukuoka Financial Group	11,764	52,250
Hachijuni Bank	5,400	31,995
Hiroshima Bank	6,240	29,322
Iida Group Holdings	2,487	46,724
Japan Post Bank	2,230	27,237
Japan Post Holdings	1,840	23,209

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Kyushu Financial Group	4,060	$28,131
Mitsubishi UFJ Financial Group	4,366	28,347
Mitsubishi UFJ Lease & Finance	7,552	40,452
Mitsui Fudosan	1,055	24,521
Mizuho Financial Group	29,722	55,523
MS&AD Insurance Group Holdings	837	28,216
Nomura Holdings	4,765	29,777
Nomura Real Estate Master Fund	18	28,125
ORIX	1,661	25,186
Resona Holdings	14,117	76,896
Shinsei Bank	43,587	75,500
Shizuoka Bank	4,180	36,574
Sompo Holdings	771	28,066
Sumitomo Mitsui Financial Group	681	26,925
Sumitomo Mitsui Trust Holdings	725	27,255
Suruga Bank	1,215	27,845
T&D Holdings	2,065	30,881
Tokio Marine Holdings	780	32,780
Tokyo Tatemono	2,568	34,171
Tokyu Fudosan Holdings	5,521	32,417
		1,233,563
Health Care — 7.3%
Alfresa Holdings	3,285	54,130
Astellas Pharma	610	8,201
Daiichi Sankyo	4,049	90,799
Hisamitsu Pharmaceutical	642	33,419
Kobayashi Pharmaceutical	717	32,036
Kyowa Hakko Kirin	6,452	87,173
Medipal Holdings	2,841	46,158
Miraca Holdings	583	26,722
Mitsubishi Tanabe Pharma	8,848	177,550
Nippon Shinyaku	885	45,911
Otsuka Holdings	2,374	109,637
Santen Pharmaceutical	651	8,188
Shionogi	170	8,192
Sumitomo Dainippon Pharma	5,968	100,938
Suzuken	2,255	74,716
Taisho Pharmaceutical Holdings	870	73,572
Takeda Pharmaceutical	243	10,197
Terumo	535	19,817
		1,007,356
Industrials — 22.8%
Alps Electric	513	13,739

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Amada Holdings	6,017	$71,033
Asahi Glass	7,722	57,619
Daikin Industries	135	13,461
Disco	303	38,866
Fuji Electric	18,116	107,658
Hamamatsu Photonics	639	18,533
Haseko	1,085	12,009
Hino Motors	5,323	56,504
Hirose Electric	208	27,198
Hitachi	7,579	43,599
Hoshizaki	631	51,623
Hoya	357	15,609
IHI *	25,645	69,480
Isuzu Motors	2,541	34,354
ITOCHU	2,395	33,103
Japan Airport Terminal	210	7,555
JGC	4,027	70,220
Kajima	22,807	159,442
Kawasaki Heavy Industries	11,850	37,368
Komatsu	4,372	104,626
Kurita Water Industries	4,126	98,226
Kyocera	1,765	92,252
LIXIL Group	6,520	152,901
Mabuchi Motor	195	10,064
Marubeni	9,953	60,792
Minebea	7,957	79,517
MISUMI Group	1,132	21,217
Mitsubishi	1,467	33,223
Mitsubishi Electric	2,499	38,215
Mitsubishi Heavy Industries	5,770	26,084
Mitsubishi Materials	1,409	48,250
Mitsui	5,023	73,913
Mitsui OSK Lines	16,148	51,639
Nabtesco	899	23,534
Nidec	375	35,343
Nippon Express	13,700	72,896
Nippon Yusen	24,577	52,396
Obayashi	14,262	136,317
Recruit Holdings	310	13,617
Secom	283	20,528
Shimadzu	753	12,769
Shimizu	12,973	119,733
SMC	46	12,630
Sohgo Security Services	231	8,711

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sojitz	20,803	$53,775
Sumitomo	4,049	50,929
Sumitomo Heavy Industries	11,975	82,759
Taiheiyo Cement	39,867	139,884
Taisei	5,360	38,185
TDK	1,070	77,274
Temp Holdings	1,395	24,238
Toppan Printing	7,457	73,460
TOTO	210	8,497
Toyo Seikan Group Holdings	2,139	39,559
Toyota Tsusho	1,296	35,803
Yamato Holdings	630	12,757
Yaskawa Electric	1,120	20,306
Yokogawa Electric	7,000	112,298
		3,108,090
Oil & Gas — 2.1%
Inpex	7,918	78,107
JX Holdings	24,541	116,106
TonenGeneral Sekiyu	7,822	92,342
		286,555
Real Estate Investment Trusts — 4.6%
Activia Properties	15	73,551
Advance Residence Investment	32	84,679
Daiwa Hous Investment	6	15,158
GLP J-Reit	65	74,888
Japan Hotel Investment	51	35,925
Japan Prime Realty Investment	11	44,264
Japan Real Estate Investment	7	39,920
Japan Retail Fund Investment	16	34,338
Nippon Building Fund	4	23,025
Nippon Prologis	38	79,662
Orix	42	68,909
United Urban Investment	33	52,794
		627,113
Technology — 7.4%
Brother Industries	2,925	54,252
Canon	3,013	89,527
Dena *	280	6,290
FUJIFILM Holdings	1,441	56,002
Fujitsu	22,810	133,447
Konica Minolta	8,270	86,098
NEC	41,126	95,348
Nomura Research Institute	676	23,179

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
NTT Data	522	$26,430
Obic	456	21,954
Otsuka	1,356	69,983
Ricoh	7,956	71,309
Rohm	1,549	99,621
Seiko Epson	5,198	107,630
Square Enix Holdings	1,104	31,676
Tokyo Electron	222	23,092
Trend Micro *	634	24,695
		1,020,533
Telecommunications — 1.1%
KDDI	650	17,495
Nippon Telegraph & Telephone	2,357	104,246
NTT DOCOMO	1,087	26,133
		147,874
Utilities — 5.3%
Chubu Electric Power	4,495	60,013
Chugoku Electric Power	6,442	72,675
Electric Power Development	4,642	108,159
Kansai Electric Power *	7,230	77,358
Kyushu Electric Power	7,552	84,391
Osaka Gas	17,706	66,483
Toho Gas	11,334	84,873
Tohoku Electric Power	4,677	57,167
Tokyo Electric Power Holdings *	9,637	37,067
Tokyo Gas	14,497	64,362
		712,548
TOTAL JAPAN		13,613,542
TOTAL INVESTMENTS — 99.9%
(Cost $12,067,221)†		$13,613,542

Percentages are based on Net Assets of $13,627,918.

*	Non-income producing security.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $12,067,221, and the unrealized appreciation and depreciation were $1,690,856 and $(144,535), respectively.

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$13,559,552	$53,990	$—	$13,613,542
Total Investments in Securities	$13,559,552	$53,990	$—	$13,613,542

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Japan ETF

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 36.3%
Basic Materials — 6.1%
Alumina	10,654	$15,691
BHP Billiton	328	6,633
BlueScope Steel	3,515	29,914
Evolution Mining	7,757	12,543
Fortescue Metals Group	4,367	22,079
Incitec Pivot	1,859	5,433
Independence Group	1,860	5,323
Newcrest Mining	919	15,021
Northern Star Resources	3,360	9,718
Orica	380	5,409
OZ Minerals	737	5,024
South32	2,515	5,250
		138,038
Consumer Goods — 0.7%
Coca-Cola Amatil	1,069	7,912
Treasury Wine Estates	877	7,743
		15,655
Consumer Services — 5.4%
Aristocrat Leisure	496	5,754
carsales.com	446	3,535
Domino's Pizza Enterprises	256	11,554
Fairfax Media	16,924	10,921
Harvey Norman Holdings	3,489	13,243
JB Hi-Fi	984	20,655
Metcash *	9,070	14,528
Star Entertainment Grp	4,866	17,620
TABCORP Holdings	1,422	5,117
Tatts Group	1,137	3,746
Wesfarmers	380	11,614
		118,287
Financials — 4.7%
ASX	202	7,651
Australia & New Zealand Banking Group	192	4,269
Bank of Queensland	752	6,833
Bendigo and Adelaide Bank	942	8,976
Challenger	465	3,890
Charter Hall Retail	4,870	15,638
IOOF Holdings	470	3,247
Lend Lease Group	359	3,840
Macquarie Group	68	4,367
Magellan Financial Group	224	3,996
National Australia Bank	174	4,006

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Perpetual	90	$3,198
QBE Insurance Group	508	4,821
REA Group	134	5,347
Stockland	3,972	13,117
Suncorp Group	447	4,422
Vicinity Centres	3,203	6,954
		104,572
Health Care — 3.6%
Ansell	486	8,774
Cochlear	183	17,389
CSL	77	6,564
Healthscope	1,905	3,167
nib holdings	2,218	7,762
Primary Health Care	4,705	13,394
Ramsay Health Care	127	6,440
Sonic Healthcare	922	14,573
		78,063
Industrials — 6.1%
Adelaide Brighton	1,836	7,136
ALS	1,136	5,105
Amcor	1,033	11,214
Aurizon Holdings	2,356	8,961
Boral	2,918	12,893
Brambles	977	7,721
CIMIC Group	299	7,786
CSR	2,755	9,223
Downer EDI	1,410	6,637
DuluxGroup	2,098	9,668
Link Administration Holdings	540	3,144
Macquarie Atlas Roads Group	3,456	13,171
Orora	4,834	10,459
Qube Holdings	1,790	3,125
SEEK	368	4,034
Sydney Airport	1,588	7,052
Transurban Group	1,338	10,361
		137,690
Oil & Gas — 0.4%
Santos	1,142	3,468
Woodside Petroleum	193	4,624
		8,092
Real Estate Investment Trusts — 5.2%
Dexus Property Group	1,881	12,823
Goodman Group	3,048	16,011

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
GPT Group	3,999	$14,208
Investa Office Fund	7,563	25,836
Mirvac Group	8,344	12,859
Scentre Group	4,610	15,399
Shopping Centres Australasia Property Group	8,891	14,647
Westfield	663	4,424
		116,207
Telecommunications — 0.3%
Telstra	1,062	4,031
TPG Telecom	738	3,625
		7,656
Utilities — 3.8%
AGL Energy	1,966	33,730
AusNet Services	16,078	19,285
DUET Group	2,483	5,278
Origin Energy	756	4,069
Spark Infrastructure Group	12,610	22,401
		84,763
TOTAL AUSTRALIA		809,023
HONG KONG— 29.6%
Consumer Goods — 7.2%
First Pacific	26,653	20,266
Li & Fung	12,909	5,623
PRADA	1,579	6,573
Shenzhou International Group Holdings	5,034	31,173
Techtronic Industries	2,804	9,721
Vitasoy International Holdings	16,228	31,622
Yue Yuen Industrial Holdings	15,288	55,956
		160,934
Consumer Services — 3.5%
Cathay Pacific Airways	9,544	12,964
Esprit Holdings *	17,635	13,796
Kingston Financial Group	9,972	4,421
MGM China Holdings	1,370	2,673
MTR	7,758	39,593
Wynn Macau *	2,643	4,857
		78,304
Financials — 9.1%
AIA Group	490	3,050
Bank of East Asia	1,621	6,946
Cheung Kong Property Holdings	732	4,849
Dah Sing Financial Holdings	2,832	21,936

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Haitong International Securities Group	19,446	$10,952
Hang Lung Group	4,497	17,299
Hang Lung Properties	1,713	4,239
Hang Seng Bank	220	4,505
Henderson Land Development	629	3,490
Hopewell Holdings	7,779	27,870
Hysan Development	5,245	23,996
Kerry Properties	4,469	12,700
New World Development	4,983	5,780
Sino Land	4,278	7,112
Sun Hung Kai Properties	747	10,340
Swire Properties	4,995	14,098
Wharf Holdings	1,298	9,794
Wheelock	2,210	13,486
		202,442
Industrials — 3.2%
AAC Technologies Holdings	1,701	17,538
CK Hutchison Holdings (A)	773	9,310
NWS Holdings	19,827	35,722
Swire Pacific, Cl A	746	7,610
		70,180
Oil & Gas — 0.0%
Hanergy Thin Film Power Group * (A) (B)	29,000	37
Real Estate Investment Trusts — 1.2%
Link	3,955	27,091
Technology — 1.6%
ASM Pacific Technology	1,160	14,128
VTech Holdings	1,743	21,677
		35,805
Telecommunications — 1.1%
PCCW	41,475	25,229
Utilities — 2.7%
Cheung Kong Infrastructure Holdings	1,333	10,746
CLP Holdings	2,503	24,467
Hong Kong & China Gas	3,171	5,991
Power Assets Holdings	1,964	18,870
		60,074
TOTAL HONG KONG		660,096
NEW ZEALAND— 10.3%
Consumer Services — 1.2%
SKY Network Television	2,167	7,372
SKYCITY Entertainment Group	1,209	3,351

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Trade Me Group	4,089	$15,170
		25,893
Health Care — 1.6%
Fisher & Paykel Healthcare	2,087	13,297
Ryman Healthcare	3,643	23,265
		36,562
Industrials — 1.7%
Auckland International Airport	4,618	23,160
Fletcher Building	2,006	15,443
		38,603
Oil & Gas — 0.5%
Z Energy	2,242	11,967
Real Estate Investment Trusts — 1.3%
Kiwi Property Group	26,929	28,531
Telecommunications — 0.4%
Spark New Zealand	3,240	8,338
Utilities — 3.6%
Contact Energy	8,758	30,630
Mercury NZ	17,670	39,775
Meridian Energy	5,300	10,220
		80,625
TOTAL NEW ZEALAND		230,519
SINGAPORE— 23.6%
Consumer Goods — 1.7%
Golden Agri-Resources	44,231	13,343
Thai Beverage	17,205	10,564
Wilmar International	4,813	13,256
		37,163
Consumer Services — 3.1%
ComfortDelGro	3,170	5,423
Dairy Farm International Holdings	2,462	20,632
Genting Singapore	21,165	14,573
Jardine Cycle & Carriage	170	4,990
Singapore Airlines	2,842	19,971
Singapore Press Holdings	1,813	4,440
		70,029
Financials — 6.4%
Ascendas Real Estate Investment Trust	8,208	14,333
CapitaLand	2,848	6,651
City Developments	1,477	9,677
DBS Group Holdings	587	7,904

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Global Logistic Properties	4,618	$8,523
Hongkong Land Holdings	2,015	13,601
Mapletree Industrial Trust	29,558	34,513
Oversea-Chinese Banking	1,173	7,818
Singapore Exchange	533	2,807
Suntec Real Estate Investment Trust	14,261	17,512
United Overseas Bank	544	8,078
UOL Group	2,564	11,593
		143,010
Industrials — 5.5%
Hutchison Port Holdings Trust	10,699	4,547
Jardine Matheson Holdings	170	10,492
Jardine Strategic Holdings	254	9,670
SATS	9,398	35,223
Singapore Post	9,352	9,725
Singapore Technologies Engineering	2,925	6,852
Venture	6,397	46,270
		122,779
Oil & Gas — 0.5%
Keppel	822	3,600
Sembcorp Industries	2,925	6,540
		10,140
Real Estate Investment Trusts — 5.7%
CapitaLand Commercial Trust	15,445	16,719
CapitaLand Mall Trust	17,153	23,621
Fortune	28,704	33,368
Keppel	23,188	16,624
Mapletree Commercial Trust	19,183	20,833
Mapletree Greater China Commercial Trust	24,042	16,298
		127,463
Telecommunications — 0.7%
Singapore Telecommunications	1,315	3,612
StarHub	5,677	11,968
		15,580
TOTAL SINGAPORE		526,164
TOTAL COMMON STOCK
(Cost $2,107,633)		2,225,802
TOTAL INVESTMENTS — 99.8%
(Cost $2,107,633)†		$2,225,802

Percentages are based on Net Assets of $2,230,170.

*	Non-income producing security.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Scientific Beta Asia ex-Japan ETF

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2017, was $37 and represents 0.0% of net assets.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2017 was $37 and represented 0.0% of Net Assets.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $2,107,633, and the unrealized appreciation and depreciation were $198,118 and $(79,949), respectively.

Cl — Class

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock
Australia	$809,023	$—	$—	$809,023
Hong Kong	660,059	—	37	660,096
New Zealand	230,519	—	—	230,519
Singapore	526,164	—	—	526,164
Total Investments in Securities	$2,225,765	$—	$37	$2,225,802

(a)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X YieldCo Index ETF

	Shares	Value
COMMON STOCK — 85.4%
CANADA— 38.2%
Oil & Gas — 3.3%
Canadian Solar *	22,387	$262,152
Utilities — 34.9%
Brookfield Renewable Partners	27,959	844,921
Innergex Renewable Energy	34,090	360,576
Northland Power	44,436	815,952
TransAlta Renewables	64,332	730,288
		2,751,737
TOTAL CANADA		3,013,889
GUERNSEY— 4.6%
Financials — 4.6%
Renewables Infrastructure Group	260,291	362,184
SPAIN— 3.6%
Utilities — 3.6%
Saeta Yield	31,681	282,460
UNITED STATES— 39.0%
Financials — 8.1%
NRG Yield, Cl A	39,500	641,875
Oil & Gas — 6.6%
8Point3 Energy Partners, Cl A	11,010	149,075
Pattern Energy Group, Cl A	18,644	368,033
		517,108
Real Estate Investment Trusts — 4.3%
Hannon Armstrong Sustainable Infrastructure Capital	18,340	335,255
Utilities — 20.0%
Atlantica Yield	28,876	617,946
NextEra Energy Partners	14,262	449,681
TerraForm Global, Cl A	45,124	198,546
TerraForm Power, Cl A *	26,393	313,285
		1,579,458
TOTAL UNITED STATES		3,073,696
TOTAL COMMON STOCK
(Cost $6,162,007)		6,732,229

EXCHANGE TRADED FUNDS — 14.3%
Bluefield Solar Income Fund	143,190	193,883
Foresight Solar Fund	131,990	180,586
Greencoat UK Wind	236,780	361,941
John Laing Environmental Assets Group	110,030	146,734
NextEnergy Solar Fund	175,650	245,293

Schedule of Investments (Unaudited)	January 31, 2017

Global X YieldCo Index ETF

	Face Amount	Value
EXCHANGE TRADED FUNDS — continued

TOTAL EXCHANGE TRADED FUND
(Cost $1,161,827)		$1,128,437

U.S. TREASURY OBLIGATION — 8.9%
United States Treasury Bill
0.460%, 02/09/17(A)
(Cost $699,928)	$700,000	699,927
TOTAL INVESTMENTS — 108.6%
(Cost $8,023,762)†		$8,560,593

Percentages are based on Net Assets of $7,879,380.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $8,023,762, and the unrealized appreciation and depreciation were $688,515 and $(151,684), respectively.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,732,229	$—	$—	$6,732,229
Exchange Traded Funds	1,128,437	—	—	1,128,437
U.S. Treasury Obligation	—	699,927	—	699,927
Total Investments in Securities	$7,860,666	$699,927	$—	$8,560,593

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES— 99.9%
Basic Materials — 2.3%
Air Products & Chemicals	845	$118,097
Albemarle	443	41,040
Arconic	2,521	57,454
Avery Dennison	336	24,535
CF Industries Holdings	909	32,079
Dow Chemical	4,437	264,577
Eastman Chemical	562	43,555
Ecolab	1,046	125,656
EI du Pont de Nemours	3,425	258,588
FMC	517	31,103
Freeport-McMoRan Copper & Gold *	4,872	81,119
International Flavors & Fragrances	315	36,921
International Paper	1,622	91,805
LyondellBasell Industries, Cl A	1,319	123,023
Mosaic	1,398	43,855
Newmont Mining	2,087	75,716
Nucor	1,248	72,496
PPG Industries	1,064	106,411
Praxair	1,120	132,653
		1,760,683
Consumer Discretionary — 0.1%
PulteGroup	1,222	26,285
Under Armour, Cl C *	731	14,050
		40,335
Consumer Goods — 10.1%
Activision Blizzard	2,694	108,325
Altria Group	7,763	552,570
Archer-Daniels-Midland	2,296	101,621
BorgWarner	802	32,746
Brown-Forman, Cl B	746	34,018
Campbell Soup	777	48,353
Clorox	504	60,480
Coach	1,089	40,674
Coca-Cola	15,422	641,092
Colgate-Palmolive	3,511	226,740
ConAgra Foods	1,671	65,319
Constellation Brands, Cl A	705	105,580
Coty, Cl A	1,701	32,659
Delphi Automotive	1,064	74,544
DR Horton	1,326	39,661
Dr Pepper Snapple Group	728	66,394
Electronic Arts *	1,183	98,698

Schedule of Investments (Unaudited)	January 31, 2017

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Estee Lauder, Cl A	894	$72,602
Ford Motor	15,280	188,861
General Mills	2,352	146,953
General Motors	5,468	200,184
Genuine Parts	567	54,891
Goodyear Tire & Rubber	1,008	32,649
Hanesbrands	1,483	35,162
Harley-Davidson	708	40,384
Harman International Industries	280	31,125
Hasbro	448	36,964
Hershey	560	59,063
Hormel Foods	1,064	38,623
JM Smucker	448	60,861
Kellogg	1,006	73,146
Kimberly-Clark	1,410	170,793
Kraft Heinz	2,356	210,367
Leggett & Platt	504	24,051
Lennar, Cl A	736	32,862
LKQ *	1,201	38,324
Mattel	1,342	35,174
McCormick	448	42,806
Mead Johnson Nutrition, Cl A	728	51,295
Michael Kors Holdings *	672	28,768
Mohawk Industries *	259	55,903
Molson Coors Brewing, Cl B	728	70,267
Mondelez International, Cl A	6,175	273,430
Monsanto	1,735	187,918
Monster Beverage *	1,608	68,501
Newell Brands	1,901	89,974
NIKE, Cl B	5,284	279,524
PepsiCo	5,710	592,583
Philip Morris International	6,165	592,642
Procter & Gamble	10,580	926,809
PVH	336	31,520
Ralph Lauren, Cl A	224	19,808
Reynolds American	3,271	196,685
Snap-On	353	64,080
Stanley Black & Decker	932	115,568
Tyson Foods, Cl A	1,178	73,967
Under Armour, Cl A *	726	15,602
VF	1,288	66,306
Whirlpool	309	54,041
		7,810,510

Schedule of Investments (Unaudited)	January 31, 2017

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Services — 14.2%
Advance Auto Parts	280	$45,987
Alaska Air Group	779	73,086
Amazon.com *	1,550	1,276,393
American Airlines Group	3,187	141,025
AmerisourceBergen, Cl A	1,292	112,766
AutoNation *	280	14,874
AutoZone *	112	81,198
Bed Bath & Beyond	616	24,856
Best Buy	1,080	48,082
Cardinal Health	2,461	184,477
CarMax *	728	48,565
Carnival	1,689	93,537
CBS, Cl B	1,546	99,702
Charter Communications, Cl A *	863	279,569
Chipotle Mexican Grill, Cl A *	112	47,201
Comcast, Cl A	9,400	708,947
Costco Wholesale	1,736	284,617
CVS Health	4,224	332,893
Darden Restaurants	486	35,614
Delta Air Lines	4,531	214,044
Discovery Communications, Cl C *	911	25,244
Discovery Communications, Cl A *	598	16,953
Dollar General	1,011	74,632
Dollar Tree *	921	71,092
Dun & Bradstreet	224	27,467
eBay *	4,153	132,190
Expedia	503	61,160
Foot Locker	529	36,258
Gap	861	19,829
H&R Block	861	18,477
Home Depot	4,805	661,071
Interpublic Group	1,568	36,895
Kohl's	718	28,598
Kroger	3,739	126,976
L Brands	949	57,139
Lowe's	3,427	250,445
Macy's	1,214	35,862
Marriott International, Cl A	1,259	106,511
McDonald's	3,275	401,417
McKesson	1,768	246,017
Netflix *	1,680	236,393
News, Cl A	1,494	18,361
News	430	5,440
Nielsen Holdings	2,066	84,520

Schedule of Investments (Unaudited)	January 31, 2017

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Nordstrom	466	$20,607
Omnicom Group	935	80,083
O'Reilly Automotive *	375	98,351
priceline.com *	193	304,000
Robert Half International	815	38,354
Ross Stores	1,568	103,660
Royal Caribbean Cruises	672	62,919
Scripps Networks Interactive, Cl A	392	29,855
Signet Jewelers	282	21,903
Southwest Airlines	3,805	199,040
Staples	2,543	23,396
Starbucks	5,748	317,405
Sysco	2,032	106,599
Target	2,216	142,887
TEGNA	840	19,244
Tiffany	448	35,267
Time Warner	3,044	294,811
TJX	2,576	192,994
Tractor Supply	504	37,130
TripAdvisor *	448	23,699
Twenty-First Century Fox, Cl A	4,207	132,016
Twenty-First Century Fox, Cl B	1,899	58,888
Ulta Salon Cosmetics & Fragrance *	226	61,535
United Continental Holdings *	1,779	125,366
Urban Outfitters *	336	8,917
Viacom, Cl B	1,351	56,931
Walgreens Boots Alliance	3,386	277,449
Wal-Mart Stores	5,983	399,306
Walt Disney	5,773	638,782
Whole Foods Market	1,257	37,987
Wyndham Worldwide	448	35,419
Wynn Resorts	336	34,080
Yum! Brands	1,375	90,104
		11,035,364
Financials — 18.4%
Affiliated Managers Group	224	34,129
Aflac	1,624	113,664
Allstate	1,456	109,506
American Express	3,044	232,501
American International Group	3,848	247,271
American Tower, Cl A	1,675	173,363
Ameriprise Financial	619	69,495
Aon	1,048	118,110

Schedule of Investments (Unaudited)	January 31, 2017

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Financials — continued
Arthur J Gallagher	682	$36,712
Assurant	224	21,757
AvalonBay Communities	554	96,014
Bank of America	39,701	898,831
Bank of New York Mellon	4,195	187,642
BB&T	3,190	147,346
Berkshire Hathaway, Cl B *	7,465	1,225,304
BlackRock, Cl A	482	180,258
Capital One Financial	1,900	166,041
CBRE Group, Cl A *	1,158	35,157
Charles Schwab	4,833	199,313
Chubb	1,839	241,810
Cincinnati Financial	585	41,289
Citigroup	11,240	627,529
Citizens Financial Group	2,047	74,040
CME Group, Cl A	1,329	160,916
Comerica	672	45,380
Crown Castle International	1,413	124,104
Digital Realty Trust	619	66,623
Discover Financial Services	1,554	107,661
E*TRADE Financial *	1,064	39,847
Equifax	734	86,084
Equinix	280	107,794
Equity Residential	1,438	87,387
Essex Property Trust	261	58,542
Extra Space Storage	504	36,313
Federal Realty Investment Trust	280	39,320
Fifth Third Bancorp	2,998	78,248
Franklin Resources	1,415	56,232
GGP	2,279	56,611
Goldman Sachs Group	1,457	334,120
Hartford Financial Services Group	1,512	73,650
HCP	1,830	55,486
Host Hotels & Resorts	2,912	52,620
Huntington Bancshares	4,277	57,868
Intercontinental Exchange	2,320	135,395
Invesco	1,624	46,966
JPMorgan Chase	14,069	1,190,658
KeyCorp	4,262	76,588
Kimco Realty	1,647	40,994
Leucadia National	1,288	30,719
Lincoln National	914	61,704
Loews	1,069	49,794
M&T Bank	616	100,143

Schedule of Investments (Unaudited)	January 31, 2017

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Financials — continued
Macerich	486	$33,383
Marsh & McLennan	2,023	137,604
Mastercard, Cl A	3,807	404,798
MetLife	4,394	239,078
Mid-America Apartment Communities	415	39,404
Moody's	672	69,666
Morgan Stanley	5,686	241,598
Nasdaq	448	31,602
Navient	1,242	18,680
Northern Trust	840	69,686
People's United Financial	1,230	23,063
PNC Financial Services Group	1,915	230,681
Principal Financial Group	1,064	60,744
Progressive	2,279	85,326
ProLogis	2,055	100,387
Prudential Financial	1,692	177,846
Public Storage	587	126,205
Realty Income	1,009	60,167
Regions Financial	4,920	70,897
S&P Global	1,023	122,944
SL Green Realty	392	42,716
State Street	1,451	110,566
SunTrust Banks	1,960	111,367
Synchrony Financial	3,103	111,149
T Rowe Price Group	959	64,675
Torchmark	448	32,946
Travelers	1,120	131,914
UDR	1,047	36,593
Unum Group	904	41,069
US Bancorp	6,301	331,748
Ventas	1,391	85,783
Visa, Cl A	7,433	614,784
Vornado Realty Trust	672	71,440
Wells Fargo	17,763	1,000,590
Welltower	1,411	93,549
Western Union	1,928	37,750
Weyerhaeuser	2,941	92,142
Willis Towers Watson	506	63,316
XL Group	1,082	40,651
Zions Bancorporation	784	33,077
		14,226,433
Health Care — 12.6%
AbbVie	12,592	769,497

Schedule of Investments (Unaudited)	January 31, 2017

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Aetna	2,720	$322,619
Alexion Pharmaceuticals *	1,731	226,207
Anthem	2,047	315,525
Baxter International	3,785	181,339
Biogen Idec *	1,688	467,981
Boston Scientific *	10,686	257,105
Celgene *	6,003	697,248
Centene *	1,313	83,074
CR Bard	560	132,905
DaVita Healthcare Partners *	1,221	77,839
DENTSPLY SIRONA	1,792	101,606
Edwards Lifesciences *	1,690	162,646
Eli Lilly	7,509	578,419
Envision Healthcare *	873	59,364
Express Scripts Holding *	4,773	328,763
Gilead Sciences	10,206	739,425
Henry Schein *	616	98,474
Hologic *	2,126	86,167
Humana	1,152	228,672
Illumina *	1,155	184,916
Intuitive Surgical *	297	205,729
Laboratory Corp of America Holdings *	784	105,221
Mallinckrodt *	840	40,933
Medtronic	10,629	808,016
Patterson	641	26,672
Quest Diagnostics	1,064	97,803
Regeneron Pharmaceuticals *	583	209,466
Stryker	2,407	297,337
UnitedHealth Group	7,407	1,200,674
Varex Imaging *	312	8,970
Varian Medical Systems *	728	56,529
Vertex Pharmaceuticals *	1,902	163,325
Waters *	616	87,256
Zimmer Biomet Holdings	1,538	181,992
Zoetis, Cl A	3,809	209,266
		9,798,980
Industrials — 11.0%
3M	3,642	636,695
Accenture, Cl A	2,464	280,577
Acuity Brands	280	58,024
Allegion	619	40,650
Alliance Data Systems	224	51,157
AMETEK	1,421	72,613

Schedule of Investments (Unaudited)	January 31, 2017

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Amphenol, Cl A	1,230	$83,013
Automatic Data Processing	1,792	180,974
Ball	673	51,323
Caterpillar	3,584	342,845
CH Robinson Worldwide	875	66,553
Cintas	535	62,119
CSX	5,626	260,990
Cummins	948	139,365
Deere	1,783	190,870
Dover	953	74,096
Eaton	2,794	197,759
Emerson Electric	3,960	232,295
Expeditors International of Washington	1,107	57,653
Fastenal	1,773	88,082
FedEx	1,503	284,232
Fidelity National Information Services	1,286	102,134
Fiserv *	874	93,894
FLIR Systems	560	19,785
Flowserve	815	40,065
Fortive	1,843	101,936
Fortune Brands Home & Security	945	52,098
Global Payments	615	47,527
Illinois Tool Works	1,897	241,298
Ingersoll-Rand	1,585	125,770
Jacobs Engineering Group	759	44,439
JB Hunt Transport Services	560	55,485
Johnson Controls International	5,625	247,387
Kansas City Southern	661	56,787
Martin Marietta Materials	247	56,711
Masco	2,013	66,328
Mettler-Toledo International *	206	87,886
Norfolk Southern	1,795	210,841
PACCAR	2,161	145,457
Parker-Hannifin	831	122,265
Paychex	1,270	76,568
PayPal Holdings *	4,448	176,941
Pentair	1,022	59,920
Quanta Services *	986	35,388
Republic Services, Cl A	1,417	81,307
Rockwell Automation	787	116,468
Roper Technologies	618	118,563
Ryder System	336	26,074
Sealed Air	782	37,927
Sherwin-Williams	320	97,219

Schedule of Investments (Unaudited)	January 31, 2017

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Stericycle *	535	$41,270
TE Connectivity	1,402	104,238
Total System Services	672	34,057
TransDigm Group	315	68,166
Union Pacific	4,983	531,087
United Parcel Service, Cl B	4,166	454,635
United Rentals *	514	65,026
United Technologies	4,631	507,882
Verisk Analytics, Cl A *	955	78,921
Vulcan Materials	504	64,679
Waste Management	2,507	174,237
Westrock	1,006	53,680
WW Grainger	336	84,864
Xerox	3,382	23,437
Xylem	1,105	54,488
		8,537,020
Oil & Gas — 7.1%
Anadarko Petroleum	2,209	153,592
Apache	1,495	89,431
Baker Hughes	1,696	106,984
Cabot Oil & Gas	1,831	39,330
Chesapeake Energy *	2,646	17,067
Chevron	7,415	825,659
Cimarex Energy	376	50,839
Concho Resources *	594	82,827
ConocoPhillips	4,860	236,973
Devon Energy	2,068	94,177
EOG Resources	2,284	232,009
EQT	673	40,804
Exxon Mobil	16,311	1,368,329
First Solar *	290	9,045
Halliburton	3,396	192,112
Helmerich & Payne	446	31,737
Hess	1,046	56,672
Kinder Morgan	7,561	168,913
Marathon Oil	3,340	55,945
Marathon Petroleum	2,070	99,464
Murphy Oil	616	17,809
National Oilwell Varco	1,494	56,488
Newfield Exploration *	784	31,423
Noble Energy	1,680	66,797
Occidental Petroleum	3,007	203,784
Phillips 66	1,742	142,182

Schedule of Investments (Unaudited)	January 31, 2017

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Pioneer Natural Resources	670	$120,754
Range Resources	710	22,961
Schlumberger	5,507	460,991
Southwestern Energy *	1,912	17,227
Spectra Energy	2,755	114,746
TechnipFMC *	1,845	62,029
Tesoro	448	36,221
Transocean	1,402	19,586
Valero Energy	1,783	117,250
Williams	3,209	92,548
		5,534,705
Real Estate Investment Trusts — 0.5%
Apartment Investment & Management, Cl A	616	27,147
Boston Properties	616	80,634
Iron Mountain	953	34,117
Simon Property Group	1,231	226,222
		368,120
Technology — 17.9%
Adobe Systems *	1,963	222,565
Akamai Technologies *	672	46,092
Alphabet, Cl A *	1,184	971,105
Alphabet, Cl C *	1,187	945,790
Analog Devices	1,217	91,202
Apple	21,211	2,573,955
Applied Materials	4,285	146,761
Autodesk *	782	63,608
Broadcom, Cl A	1,584	316,008
CA	1,214	37,962
Cerner *	2,313	124,231
Cisco Systems	20,017	614,922
Citrix Systems *	616	56,173
Cognizant Technology Solutions, Cl A *	2,391	125,743
F5 Networks *	261	34,982
Facebook, Cl A *	9,299	1,211,847
Garmin	448	21,634
Hewlett Packard Enterprise	6,573	149,076
HP	6,775	101,964
Intel	18,863	694,535
International Business Machines	3,441	600,523
Intuit	957	113,481
Juniper Networks	1,474	39,474
KLA-Tencor	616	52,428
Lam Research	676	77,645

Schedule of Investments (Unaudited)	January 31, 2017

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Technology — continued
Linear Technology	952	$60,100
Microchip Technology	840	56,574
Micron Technology *	4,099	98,827
Microsoft	30,916	1,998,719
Motorola Solutions	654	52,784
NetApp	1,120	42,918
NVIDIA	2,173	237,248
Oracle	11,919	478,071
Pitney Bowes	1,185	18,865
Qorvo *	504	32,362
QUALCOMM	5,869	313,581
Red Hat *	728	55,241
salesforce.com *	2,548	201,547
Seagate Technology	1,176	53,096
Skyworks Solutions	728	66,787
Symantec	2,434	67,057
Teradata *	504	14,797
Texas Instruments	3,958	298,987
VeriSign *	382	30,640
Western Digital	1,118	89,138
Xilinx	1,008	58,666
Yahoo! *	3,459	152,438
		13,912,149
Telecommunications — 2.5%
AT&T	24,136	1,017,574
CenturyLink	2,139	55,315
Frontier Communications	4,590	16,019
Level 3 Communications *	1,137	67,606
Verizon Communications	16,012	784,748
		1,941,262
Utilities — 3.2%
AES	2,594	29,676
Alliant Energy	891	33,546
Ameren	952	50,123
American Electric Power	1,943	124,469
American Water Works	711	52,216
CenterPoint Energy	1,693	44,374
CMS Energy	1,118	47,627
Consolidated Edison	1,197	88,997
Dominion Resources	2,468	188,258
DTE Energy	726	71,613
Duke Energy	2,724	213,943
Edison International	1,286	93,724

Schedule of Investments (Unaudited)	January 31, 2017

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Entergy	726	$52,011
Eversource Energy	1,232	68,154
Exelon	3,636	130,460
FirstEnergy	1,678	50,877
NextEra Energy	1,842	227,891
NiSource	1,286	28,768
NRG Energy	1,232	20,377
ONEOK	838	46,182
PG&E	1,968	121,800
Pinnacle West Capital	448	34,778
PPL	2,684	93,511
Public Service Enterprise Group	2,014	89,119
SCANA	560	38,472
Sempra Energy	1,002	102,594
Southern	3,866	191,096
WEC Energy Group	1,232	72,750
Xcel Energy	2,014	83,218
		2,490,624
TOTAL UNITED STATES		77,456,185
TOTAL INVESTMENTS — 99.9%
(Cost $74,931,706)†		$77,456,185

Percentages are based on Net Assets of $77,551,013.

*	Non-income producing security.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $74,931,706, and the unrealized appreciation and depreciation were $3,829,873 and $(1,305,394), respectively.
‡	Fund commenced operations on April 18, 2016.

Cl — Class

S&P — Standard & Poor's

As of January 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-003-1100

Schedule of Investments (Unaudited)	January 31, 2017

Global X China Consumer ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 53.4%
Consumer Goods — 31.0%
ANTA Sports Products	511,696	$1,635,454
Belle International Holdings, Cl A	3,132,696	1,921,763
BYD, Cl H (A)	423,600	2,358,383
China Resources Beer Holdings *	950,288	1,935,027
China Yurun Food Group * (A)	816,788	127,371
Dongfeng Motor Group, Cl H	1,731,446	1,845,394
Great Wall Motor, Cl H *	1,890,297	1,909,945
Guangzhou Automobile Group, Cl H	1,217,617	1,666,517
Hengan International Group	406,949	3,343,450
Li Ning *	931,769	594,413
Tingyi Cayman Islands Holding (A)	1,108,725	1,264,567
Tsingtao Brewery, Cl H	205,017	821,722
Want Want China Holdings (A)	3,457,009	2,477,136
		21,901,142
Consumer Services — 22.4%
Air China, Cl H	1,030,428	743,670
Alibaba Group Holding ADR *	31,971	3,238,982
China Dongxiang Group	1,944,388	363,350
China Southern Airlines, Cl H	1,092,395	630,714
Ctrip.com International ADR *	71,029	3,069,163
GOME Electrical Appliances Holding (A)	6,528,105	816,081
Intime Retail Group	913,184	1,130,984
JD.com ADR *	124,982	3,549,489
New Oriental Education & Technology Group ADR *	15,991	760,372
Vipshop Holdings ADR *	133,631	1,512,703
		15,815,508
TOTAL CHINA		37,716,650
HONG KONG— 46.6%
Consumer Goods — 29.8%
Biostime International Holdings *	110,000	377,094
Brilliance China Automotive Holdings	1,763,600	2,495,612
China Agri-Industries Holdings *	1,227,456	569,486
China Foods	441,613	200,336
China Mengniu Dairy	1,627,052	3,057,269
Geely Automobile Holdings	3,037,400	3,613,086
Li & Fung	3,390,600	1,476,957
Shenzhou International Group Holdings	342,762	2,122,564
Skyworth Digital Holdings	1,117,887	741,959
Techtronic Industries	837,300	2,902,739
Uni-President China Holdings	783,543	599,824
WH Group (B)	3,735,400	2,849,925
		21,006,851

Schedule of Investments (Unaudited)	January 31, 2017

Global X China Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Consumer Services — 16.8%
Chow Tai Fook Jewellery Group	655,379	$559,146
Galaxy Entertainment Group *	871,000	4,170,149
Melco Crown Entertainment ADR	168,195	2,832,404
MTR	593,300	3,027,919
Sun Art Retail Group	1,261,925	1,271,789
		11,861,407
TOTAL HONG KONG		32,868,258
TOTAL COMMON STOCK
(Cost $80,276,689)		70,584,908

REPURCHASE AGREEMENT (C) — 6.1%
Deutsche Bank
0.52%, dated 01/31/17, to be repurchased on 02/01/17 repurchase price $4,315,449 (collateralized by U.S. Treasury Obligations, par value $4,418,633, 1.875%, 08/31/22 with a total market value of $4,413,605)	$4,315,387	4,315,387
TOTAL REPURCHASE AGREEMENTS
(Cost $4,315,387)		4,315,387
TOTAL INVESTMENTS — 106.1%
(Cost $84,592,076)†		$74,900,295

Percentages are based on Net Assets of $70,598,431.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $3,997,837.

(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2017 was $2,849,925 and represents 4.0% of Net Assets.

(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2017 was $4,315,387.

†	At January 31, 2017, the tax basis cost of the Fund's investments was $84,592,076, and the unrealized appreciation and depreciation were $7,297,400 and $(16,989,181), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$70,584,908	$—	$—	$70,584,908
Repurchase Agreement	—	4,315,387	—	4,315,387
Total Investments in Securities	$70,584,908	$4,315,387	$—	$74,900,295

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Schedule of Investments (Unaudited)	January 31, 2017

Global X China Consumer ETF

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X China Energy ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 50.4%
Basic Materials — 8.3%
China Coal Energy, Cl H *	60,941	$31,965
China Shenhua Energy, Cl H	36,930	78,721
Yanzhou Coal Mining, Cl H	26,425	20,808
		131,494
Energy — 0.6%
Tianneng Power International	10,115	8,943
Oil & Gas — 30.8%
China Longyuan Power Group, Cl H	46,066	37,936
China Oilfield Services, Cl H	26,886	29,175
China Petroleum & Chemical, Cl H	211,897	169,586
Huaneng Renewables, Cl H	59,040	18,490
JA Solar Holdings ADR *	503	2,293
JinkoSolar Holding ADR *	418	5,986
Kunlun Energy	45,925	36,814
PetroChina, Cl H	227,483	182,354
Trina Solar ADR *	525	5,245
		487,879
Utilities — 10.7%
CGN Power, Cl H (A)	151,660	43,000
Datang International Power Generation, Cl H	42,412	11,041
ENN Energy Holdings	11,261	55,729
Huadian Fuxin Energy, Cl H	38,460	8,972
Huadian Power International, Cl H	24,961	10,648
Huaneng Power International, Cl H	63,351	41,312
		170,702
TOTAL CHINA		799,018
HONG KONG— 49.6%
Basic Materials — 0.5%
Shougang Fushan Resources Group	43,815	8,583
Energy — 2.6%
Beijing Enterprises Holdings	7,163	35,818
Canvest Environmental Protection Group	8,900	4,485
		40,303
Oil & Gas — 14.2%
China Gas Holdings	23,187	33,648
CNOOC	117,945	149,572
GCL-Poly Energy Holdings *	182,921	23,810
Shunfeng International Clean Energy *	42,700	2,724
United Photovoltaics Group *	50,200	4,594
Xinjiang Goldwind Science & Technology, Cl H	7,140	11,999
		226,347

Schedule of Investments (Unaudited)	January 31, 2017

Global X China Energy ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — 32.3%
Beijing Jingneng Clean Energy, Cl H	31,300	$9,359
China Power International Development	48,374	17,518
China Power New Energy Development	5,920	3,372
China Resources Gas Group	11,970	37,949
China Resources Power Holdings	26,571	45,955
CLP Holdings	15,730	153,765
Concord New Energy Group	78,700	4,361
Hong Kong & China Gas	81,936	154,804
Power Assets Holdings	7,970	76,574
Towngas China *	14,680	8,022
		511,679
TOTAL HONG KONG		786,912
TOTAL COMMON STOCK
(Cost $2,154,031)		1,585,930

U.S. TREASURY OBLIGATION — 6.3%
United States Treasury Bill
0.460%, 02/09/17(B)
(Cost $99,990)	$100,000	99,990
TOTAL INVESTMENTS — 106.3%
(Cost $2,254,021)†		$1,685,920

Percentages are based on Net Assets of $1,585,332.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2017 was $43,000 and represents 2.7% of Net Assets.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $2,254,021, and the unrealized appreciation and depreciation were $44,262 and $(612,363), respectively.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,585,930	$—	$—	$1,585,930
U.S. Treasury Obligation	—	99,990	—	99,990
Total Investments in Securities	$1,585,930	$99,990	$—	$1,685,920

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X China Financials ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 61.4%
Financials — 61.4%
Agile Group Holdings	127,312	$68,256
Agricultural Bank of China, Cl H	2,373,888	997,361
Bank of China, Cl H	2,989,234	1,363,760
Bank of Communications, Cl H	682,271	505,591
China Citic Bank, Cl H	1,108,122	732,621
China Construction Bank, Cl H	3,818,526	2,854,292
China Everbright Bank, Cl H	251,100	121,354
China Galaxy Securities, Cl H	317,000	296,191
China Life Insurance, Cl H	501,140	1,391,814
China Merchants Bank, Cl H	372,734	941,520
China Minsheng Banking, Cl H	546,855	604,692
China Pacific Insurance Group, Cl H	251,012	899,319
Chongqing Rural Commercial Bank, Cl H	228,967	140,166
CITIC Securities, Cl H	201,296	412,484
Country Garden Holdings	664,897	382,176
Guangzhou R&F Properties	86,693	111,504
Industrial & Commercial Bank of China, Cl H	4,601,837	2,834,874
Longfor Properties	123,338	178,346
PICC Property & Casualty, Cl H	415,342	632,700
Ping An Insurance Group of China, Cl H	254,314	1,314,284
Sino-Ocean Group Holding	262,152	113,519
SOHO China *	168,459	85,539
		16,982,363
TOTAL CHINA		16,982,363
HONG KONG— 38.6%
Financials — 38.6%
AIA Group	417,300	2,597,588
Cheung Kong Property Holdings	188,250	1,247,018
China Everbright	77,741	149,283
China Evergrande Group	320,661	224,399
China Overseas Land & Investment	432,166	1,278,227
China Resources Land	242,108	603,449
China Taiping Insurance Holdings *	130,630	288,218
CK Hutchison Holdings	105,950	1,276,013
Haitong Securities, Cl H	263,900	476,148
Hong Kong Exchanges & Clearing	50,300	1,223,248
KWG Property Holding	106,285	61,365
New China Life Insurance, Cl H	84,411	410,124
People's Insurance Group of China, Cl H	728,300	285,337
Poly Property Group *	180,407	70,448
Shenzhen Investment	267,518	109,292

Schedule of Investments (Unaudited)	January 31, 2017

Global X China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Shimao Property Holdings	103,004	$138,589
Sunac China Holdings	165,000	147,151
Yuexiu Property	571,345	83,942
		10,669,839
TOTAL HONG KONG		10,669,839
TOTAL INVESTMENTS — 100.0%
(Cost $30,621,144)†		$27,652,202

Percentages are based on Net Assets of $27,658,774.

*	Non-income producing security.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $30,621,144, and the unrealized appreciation and depreciation were $168,096 and $(3,137,038), respectively.

Cl — Class

As of January 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 64.4%
Consumer Goods — 4.0%
BYD, Cl H	28,214	$157,081
Industrials — 60.4%
Anhui Conch Cement, Cl H	68,187	221,011
China Communications Construction, Cl H	169,233	205,234
China COSCO Holdings, Cl H *	161,432	60,542
China Lesso Group Holdings	61,055	41,861
China National Building Material, Cl H	183,047	107,573
China Railway Construction, Cl H	120,541	168,088
China Railway Group, Cl H	242,758	214,308
China Shanshui Cement Group * (A) (B)	195,552	4,756
China Shipping Container Lines, Cl H *	226,382	48,431
China Shipping Development, Cl H	81,684	45,267
China Zhongwang Holdings	87,788	38,920
CRRC	198,813	194,474
Dongfang Electric, Cl H	21,693	21,918
First Tractor, Cl H	25,341	15,937
Guangshen Railway, Cl H	90,848	58,775
Haitian International Holdings	40,206	81,973
Harbin Power Equipment, Cl H	39,711	19,960
Hollysys Automation Technologies	3,101	52,407
Jiangsu Expressway, Cl H	77,599	97,307
Metallurgical Corp of China, Cl H	179,901	65,614
Shanghai Electric Group, Cl H *	167,171	76,483
Sinotrans, Cl H	127,400	53,197
Weichai Power, Cl H	61,708	109,748
Yangzijiang Shipbuilding Holdings	135,103	77,199
Zhejiang Expressway, Cl H	91,210	92,040
Zhuzhou CRRC Times Electric, Cl H	34,823	199,710
		2,372,733
TOTAL CHINA		2,529,814
HONG KONG— 35.6%
Industrials — 35.6%
AviChina Industry & Technology, Cl H	132,980	98,030
Beijing Capital International Airport, Cl H	91,041	88,467
Beijing Enterprises Water Group	257,900	179,814
China High Speed Transmission Equipment Group	65,050	81,235
China International Marine Containers Group, Cl H	24,580	36,810
China Merchants Holdings International	66,711	179,258
China Resources Cement Holdings	108,621	50,535
China State Construction International Holdings	107,050	174,937
COSCO Pacific	101,900	101,646
Shanghai Industrial Holdings	28,839	77,864

Schedule of Investments (Unaudited)	January 31, 2017

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shenzhen International Holdings	51,606	$74,356
Sunny Optical Technology Group	36,294	213,994
Zoomlion Heavy Industry Science and Technology	86,800	44,186
		1,401,132
TOTAL HONG KONG		1,401,132
TOTAL INVESTMENTS — 100.0%
(Cost $5,157,953)†		$3,930,946

Percentages are based on Net Assets of $3,930,103.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of January 31, 2017 was $4,756 and represented 0.1% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2017, was $4,756 and represents 0.1% of net assets.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $5,157,953, and the unrealized appreciation and depreciation were $171,881 and $(1,398,888), respectively.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$3,926,190	$—	$4,756	$3,930,946
Total Investments in Securities	$3,926,190	$—	$4,756	$3,930,946

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2017, there have been no transfers between Level 1 and Level 2.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X China Materials ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 65.5%
Basic Materials — 65.5%
Aluminum Corp of China, Cl H *	174,939	$90,633
Angang Steel, Cl H *	131,124	101,055
BBMG, Cl H	182,340	70,498
China BlueChemical	224,809	78,226
China Hongqiao Group	73,642	75,926
China Molybdenum, Cl H *	309,254	90,074
Dongyue Group * (A) (B)	104,857	4,403
Fosun International	44,740	68,269
Jiangxi Copper, Cl H	57,591	99,902
Maanshan Iron & Steel, Cl H *	220,225	81,172
Real Gold Mining * (A) (B)	97,864	1
Sinofert Holdings	212,630	35,624
Sinopec Shanghai Petrochemical, Cl H	129,050	80,164
Sinopec Yizheng Chemical Fibre, Cl H *	266,114	53,159
Zhaojin Mining Industry	68,784	60,723
Zijin Mining Group, Cl H	214,859	72,549
		1,062,378
TOTAL CHINA		1,062,378
HONG KONG— 34.5%
Basic Materials — 34.5%
China Lumena New Materials * (A) (B)	1,950	3
China Metal Resources Utilization * (C)	71,900	28,262
China Silver Group	97,000	18,001
Citic Pacific	45,840	68,175
Fufeng Group	129,554	74,967
Kingboard Chemical Holdings	21,100	72,877
Munsun Capital Group *	941,600	27,547
Nine Dragons Paper Holdings	73,070	84,565
TCC International Holdings	263,640	63,877
West China Cement *	267,560	36,896
Yingde Gases	140,579	85,514
		560,684
TOTAL HONG KONG		560,684
TOTAL INVESTMENTS — 100.0%
(Cost $2,126,663)†		$1,623,062

Percentages are based on Net Assets of $1,623,409.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of January 31, 2017 was $4,407 and represented 0.3% of Net Assets.

Schedule of Investments (Unaudited)	January 31, 2017

Global X China Materials ETF

(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2017, was $4,407 and represents 0.3% of net assets.
(C)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2017 was $28,262 and represents 1.7% of Net Assets.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $2,126,663, and the unrealized appreciation and depreciation were $79,722 and $(583,323), respectively.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$1,623,058	$—	$4	$1,623,062
Total Investments in Securities	$1,623,058	$—	$4	$1,623,062

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2017, there have been no transfers between Level 1 and Level 2.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X NASDAQ China Technology ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 58.9%
Technology — 58.9%
21Vianet Group ADR *	14,531	$104,187
500.com ADR, Cl A *	5,074	68,042
Autohome ADR *	11,934	374,608
Baidu ADR *	5,850	1,024,160
Baozun ADR *	6,221	81,557
China Communications Services, Cl H	685,353	467,245
China Finance Online ADR *	6,237	19,210
Coolpad Group *	956,535	101,086
Eastern Communications, Cl B	91,760	64,415
Kingdee International Software Group *	516,589	197,732
Lenovo Group	786,973	518,269
NetEase ADR	4,358	1,106,496
NQ Mobile ADR, Cl A *	26,146	99,616
Shanghai Baosight Software, Cl B	70,200	107,406
Shanghai Potevio, Cl B *	38,097	47,926
SINA *	12,672	883,492
Sohu.com *	8,589	340,726
Travelsky Technology, Cl H	232,795	525,033
Weibo ADR *	9,509	458,524
YY ADR *	10,633	436,804
ZTE, Cl H	181,483	283,474
		7,310,008
TOTAL CHINA		7,310,008
HONG KONG— 41.1%
Technology — 41.1%
Alibaba Health Information Technology *	872,109	405,744
ASM Pacific Technology	48,833	594,730
BYD Electronic International	193,981	156,248
China Electronics Holdings	253,900	50,719
China Public Procurement *	2,702,200	23,681
Chinasoft International *	599,456	288,937
Digital China Holdings *	246,148	215,715
FIH Mobile	885,309	285,239
Heng Xin China Holdings *	1,613,600	14,557
HKBN	170,170	207,467
Hua Hong Semiconductor (A)	95,200	106,373
National Agricultural Holdings *	266,200	52,833
New Sports Group *	3,838,000	43,528
PAX Global Technology	201,680	141,396
Semiconductor Manufacturing International *	721,521	994,964
Suncorp Technologies *	4,008,900	30,482
Tencent Holdings	39,115	1,030,383

Schedule of Investments (Unaudited)	January 31, 2017

Global X NASDAQ China Technology ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
VTech Holdings	37,172	$462,294
		5,105,290
TOTAL HONG KONG		5,105,290
TOTAL INVESTMENTS — 100.0%
(Cost $11,484,698)†		$12,415,298

Percentages are based on Net Assets of $12,418,347.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2017 was $106,373 and represents 0.9% of Net Assets.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $11,484,698, and the unrealized appreciation and depreciation were $2,504,073 and $(1,573,473), respectively.

ADR — American Depositary Receipt
Cl — Class

As of January 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.9%
INDONESIA— 18.9%
Consumer Goods — 5.2%
Astra International	651,181	$387,709
Gudang Garam	14,730	68,120
Unilever Indonesia	36,976	114,092
		569,921
Financials — 9.3%
Bank Central Asia	395,806	453,536
Bank Mandiri	302,280	246,759
Bank Rakyat Indonesia Persero	348,240	305,794
		1,006,089
Telecommunications — 4.4%
Telekomunikasi Indonesia ADR	16,277	478,869
TOTAL INDONESIA		2,054,879
MALAYSIA— 21.9%
Basic Materials — 1.4%
Petronas Chemicals Group	93,124	149,898
Financials — 9.2%
CIMB Group Holdings	183,675	206,087
Malayan Banking	181,631	337,060
Public Bank	100,359	455,405
		998,552
Health Care — 1.2%
IHH Healthcare	90,280	128,404
Industrials — 2.0%
Sime Darby	111,796	224,879
Oil & Gas — 1.1%
Petronas Gas	25,579	120,576
Telecommunications — 3.8%
Axiata Group	147,188	157,173
DiGi.Com	120,600	135,044
Maxis	84,806	117,746
		409,963
Utilities — 3.2%
Tenaga Nasional	114,275	345,702
TOTAL MALAYSIA		2,377,974
PHILIPPINES— 6.0%
Consumer Goods — 1.3%
JG Summit Holdings	99,620	148,734
Consumer Services — 2.0%
SM Investments	15,440	214,078

Schedule of Investments (Unaudited)	January 31, 2017

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Financials — 2.3%
Ayala Land	98,140	$70,107
SM Prime Holdings	299,000	178,445
		248,552
Telecommunications — 0.4%
PLDT ADR	1,442	43,332
TOTAL PHILIPPINES		654,696
SINGAPORE— 30.7%
Consumer Goods — 1.7%
Wilmar International	68,051	187,421
Consumer Services — 2.0%
Jardine Cycle & Carriage	3,558	104,432
Singapore Airlines	16,443	115,549
		219,981
Financials — 21.0%
CapitaLand	82,118	191,772
DBS Group Holdings	58,213	783,859
Oversea-Chinese Banking	106,766	711,622
United Overseas Bank	39,617	588,293
		2,275,546
Telecommunications — 6.0%
Singapore Telecommunications	236,344	649,241
TOTAL SINGAPORE		3,332,189
THAILAND— 22.4%
Consumer Services — 2.7%
CP ALL NVDR	168,873	290,168
Financials — 7.0%
Bangkok Bank NVDR	15,211	75,385
Kasikornbank NVDR	64,828	347,063
Siam Commercial Bank NVDR	78,071	334,812
		757,260
Industrials — 5.1%
Airports of Thailand NVDR	13,850	162,849
Siam Cement NVDR	27,176	390,544
		553,393
Oil & Gas — 6.0%
PTT NVDR	45,894	526,588
PTT Exploration & Production NVDR	44,910	124,998
		651,586
Telecommunications — 1.6%
Advanced Info Service NVDR	38,401	173,410

Schedule of Investments (Unaudited)	January 31, 2017

Global X Southeast Asia ETF

Value
COMMON STOCK — continued
TOTAL THAILAND	$2,425,817
TOTAL INVESTMENTS — 99.9%
(Cost $12,018,277)†	$10,845,555

Percentages are based on Net Assets of $10,851,309.

†	At January 31, 2017, the tax basis cost of the Fund's investments was $12,018,277, and the unrealized appreciation and depreciation were $515,276 and $(1,687,998), respectively.

ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt

As of January 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — 94.5%
CHILE— 44.1%
Basic Materials — 5.5%
CAP	2,794	$25,767
Empresas CMPC *	42,160	91,411
Sociedad Quimica y Minera de Chile ADR	3,461	111,860
		229,038
Consumer Goods — 2.4%
Cia Cervecerias Unidas ADR	2,829	63,907
Vina Concha y Toro	21,410	34,948
		98,855
Consumer Services — 10.1%
Cencosud	42,820	124,927
Latam Airlines Group ADR *	12,591	115,459
Ripley	42,900	25,772
SACI Falabella	18,434	150,021
		416,179
Financials — 9.3%
Banco de Chile ADR	1,510	107,678
Banco de Chile	8,024	961
Banco de Credito e Inversiones	1,839	94,960
Banco Santander Chile ADR	5,885	127,057
Parque Arauco	21,414	51,975
		382,631
Oil & Gas — 3.6%
Empresas COPEC	14,270	146,506
Technology — 0.7%
Sonda	17,974	29,345
Telecommunications — 1.4%
ENTEL Chile *	5,311	57,721
Utilities — 11.1%
AES Gener	92,511	31,843
Aguas Andinas, Cl A	115,519	62,926
Colbun	269,395	52,163
Empresa Nacional de Electricidad ADR	4,237	82,113
Enersis ADR	18,730	169,132
Engie Energia Chile	20,122	33,553
Inversiones Aguas Metropolitanas	17,000	24,787
		456,517
TOTAL CHILE		1,816,792
COLOMBIA— 28.7%
Consumer Goods — 2.5%
Grupo Nutresa	12,518	103,206

Schedule of Investments (Unaudited)	January 31, 2017

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 1.8%
Almacenes Exito	13,511	$72,225
Financials — 13.8%
BanColombia ADR	6,844	259,114
Financiera Colombiana	6,558	77,439
Grupo Aval Acciones y Valores ADR	4,953	41,209
Grupo de Inversiones Suramericana	14,194	189,690
		567,452
Industrials — 5.4%
Cementos Argos	23,665	94,554
Grupo Argos	19,518	129,484
		224,038
Oil & Gas — 3.4%
Ecopetrol ADR *	14,924	140,286
Utilities — 1.8%
Interconexion Electrica	20,297	73,446
TOTAL COLOMBIA		1,180,653
PERU— 13.8%
Basic Materials — 3.8%
Cia de Minas Buenaventura ADR	11,522	158,888
Financials — 10.0%
Credicorp	1,056	172,561
Credicorp Ltd.	1,455	238,155
		410,716
TOTAL PERU		569,604
UNITED STATES— 7.9%
Basic Materials — 4.8%
Southern Copper	5,151	197,592
Financials — 1.3%
Itau CorpBanca ADR	4,383	53,692
Utilities — 1.8%
Enersis Chile ADR	14,838	71,519
TOTAL UNITED STATES		322,803
TOTAL COMMON STOCK
(Cost $4,860,268)		3,889,852

PREFERRED STOCK — 5.5%
CHILE— 0.8%
Consumer Goods — 0.8%
Embotelladora Andina	9,040	32,785

Schedule of Investments (Unaudited)	January 31, 2017

Global X FTSE Andean 40 ETF

	Shares	Value
PREFERRED STOCK — continued
COLOMBIA— 4.7%
Financials — 3.1%
Banco Davivienda	6,518	$70,266
Grupo Aval Acciones y Valores	134,171	54,942
		125,208
Industrials — 1.6%
Grupo Argos	10,444	67,426
TOTAL COLOMBIA		192,634
TOTAL PREFERRED STOCK
(Cost $264,576)		225,419
TOTAL INVESTMENTS — 100.0%
(Cost $5,124,844)†		$4,115,271

Percentages are based on Net Assets of $4,117,048.

*	Non-income producing security.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $5,124,844, and the unrealized appreciation and depreciation were $235,020 and $(1,244,593), respectively.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

As of January 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 86.0%
CHILE— 3.0%
Oil & Gas — 1.5%
Empresas COPEC	141,000	$1,447,603
Utilities — 1.5%
Enersis	8,328,099	1,496,447
TOTAL CHILE		2,944,050
COLOMBIA— 83.0%
Consumer Goods — 4.3%
Grupo Nutresa	512,778	4,227,662
Consumer Services — 4.3%
Almacenes Exito	789,516	4,220,470
Financials — 42.1%
Banco de Bogota	168,957	3,465,678
BanColombia ADR	473,770	17,936,932
Celsia ESP	1,863,935	2,714,532
Financiera Colombiana	336,540	3,973,994
Grupo Aval Acciones y Valores ADR	458,200	3,812,224
Grupo de Inversiones Suramericana	678,050	9,061,532
		40,964,892
Industrials — 13.2%
Cementos Argos	151,500	559,637
Cementos Argos	970,511	3,877,701
Cemex Latam Holdings *	806,336	3,166,474
Grupo Argos	793,505	5,264,175
		12,867,987
Oil & Gas — 8.7%
Canacol Energy *	721,810	2,054,010
Ecopetrol ADR *	688,874	6,475,415
		8,529,425
Telecommunications — 1.6%
Empresa de Telecomunicaciones de Bogota *	6,912,700	1,511,276
Utilities — 8.8%
Empresa de Energia de Bogota	6,660,626	4,108,306
Interconexion Electrica	1,238,333	4,481,017
		8,589,323
TOTAL COLOMBIA		80,911,035
TOTAL COMMON STOCK
(Cost $90,862,400)		83,855,085

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI Colombia ETF

	Shares	Value
PREFERRED STOCK — 13.7%
COLOMBIA— 13.7%
Consumer Services — 2.4%
Avianca Holdings	2,238,731	$2,366,641
Financials — 8.7%
Banco Davivienda	426,290	4,595,567
Grupo Aval Acciones y Valores	1,431,941	586,365
Grupo de Inversiones Suramericana	253,243	3,299,323
		8,481,255
Industrials — 2.6%
Grupo Argos	388,288	2,506,745
TOTAL COLOMBIA		13,354,641
TOTAL PREFERRED STOCK
(Cost $11,965,502)		13,354,641
TOTAL INVESTMENTS — 99.7%
(Cost $102,827,902)†		$97,209,726

Percentages are based on Net Assets of $97,528,491.

†	At January 31, 2017, the tax basis cost of the Fund's investments was $102,827,902, and the unrealized appreciation and depreciation were $4,965,454 and $(10,583,630), respectively.
*	Non-income producing security.

ADR — American Depositary Receipt

As of January 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Brazil Mid Cap ETF

	Shares	Value
COMMON STOCK — 90.8%
BRAZIL— 90.8%
Basic Materials — 6.2%
Cia Siderurgica Nacional ADR *	21,336	$77,663
Fibria Celulose ADR	8,324	76,747
Gerdau ADR	31,548	120,829
		275,239
Consumer Goods — 10.3%
Cosan Industria e Comercio	5,653	72,373
Hypermarcas	13,700	121,736
JBS	28,360	107,293
M Dias Branco *	1,546	60,907
Natura Cosmeticos	6,879	55,265
Sao Martinho	5,322	34,618
		452,192
Consumer Services — 16.4%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	5,301	97,221
Kroton Educacional	55,639	238,975
Localiza Rent a Car	5,532	64,809
Lojas Renner	20,130	152,825
Raia Drogasil *	7,959	165,736
		719,566
Financials — 16.4%
BM&F Bovespa *	64,949	381,792
BR Malls Participacoes *	22,175	103,422
CETIP - Mercados Organizados	8,405	125,723
Grupo BTG Pactual *	4,801	25,306
Multiplan Empreendimentos Imobiliarios *	2,878	57,140
Porto Seguro	3,416	28,541
		721,924
Industrials — 14.8%
CCR	31,675	156,187
Embraer ADR *	5,981	136,726
Klabin	34,814	179,745
Rumo Logistica Operadora Multimodal *	29,800	71,055
WEG	21,082	106,635
		650,348
Telecommunications — 1.8%
Tim Participacoes ADR	5,695	80,470
Utilities — 24.9%
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	12,291	122,418
Cia Energetica de Minas Gerais ADR	29,163	82,823
CPFL Energia ADR	8,038	129,090
EDP - Energias do Brasil	11,184	49,956

Schedule of Investments (Unaudited)	January 31, 2017

Global X Brazil Mid Cap ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — continued
Energisa	12,678	$82,103
Engie Brasil Energia	7,442	84,701
Equatorial Energia	7,295	134,747
Transmissora Alianca de Energia Eletrica	12,621	86,108
Ultrapar Participacoes ADR	15,569	326,015
		1,097,961
TOTAL BRAZIL		3,997,700
TOTAL COMMON STOCK
(Cost $3,898,261)		3,997,700

PREFERRED STOCK — 8.8%
BRAZIL— 8.8%
Basic Materials— 7.1%
Braskem	6,210	64,243
Cia de Transmissao de Energia Eletrica Paulista	1,620	33,837
Lojas Americanas	20,813	110,700
Suzano Papel e Celulose	23,665	100,816
		309,596
Utilities — 1.7%
Centrais Eletricas Brasileiras*	9,654	75,840
TOTAL BRAZIL		385,436
TOTAL PREFERRED STOCK
(Cost $335,635)		385,436

CORPORATE OBLIGATION — 0.1%
Hypermarcas
11.300%, 10/15/18(A) (B)
(Cost $11,802)	$19,655	6,352

TOTAL INVESTMENTS — 99.7%
(Cost $4,245,698)†		$4,389,488

Percentages are based on Net Assets of $4,400,699.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of January 31, 2017 was $6,352 and represented 0.1% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2017, was $6,352 and represents 0.1% of net assets.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $4,245,698, and the unrealized appreciation and depreciation were $500,543 and $(356,753), respectively.

ADR — American Depositary Receipt

Schedule of Investments (Unaudited)	January 31, 2017

Global X Brazil Mid Cap ETF

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$3,997,700	$—	$—	$3,997,700
Preferred Stock	385,436	—	—	385,436
Corporate Obligation	—	—	6,352	6,352
Total Investments in Securities	$4,383,136	$—	$6,352	$4,389,488

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Brazil Consumer ETF

	Shares	Value
COMMON STOCK — 93.0%
BRAZIL— 93.0%
Consumer Goods — 50.8%
AMBEV ADR	43,783	$235,990
Arezzo Industria e Comercio	7,782	71,995
BRF ADR	14,643	206,906
Cia Hering	25,753	126,905
Cosan, Cl A	29,164	238,562
Cosan Industria e Comercio	21,117	270,353
Grendene	15,277	89,900
Hypermarcas	30,150	267,908
JBS	80,156	303,250
M Dias Branco *	6,168	242,998
Marfrig Alimentos *	44,216	90,809
Minerva *	26,815	102,385
Natura Cosmeticos	29,646	238,171
Sao Martinho	26,501	172,379
SLC Agricola	8,306	43,359
		2,701,870
Consumer Services — 42.2%
B2W Cia Digital *	23,684	90,355
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	13,796	253,018
CVC Brasil Operadora e Agencia de Viagens	24,320	201,027
Estacio Participacoes	47,390	239,553
Kroton Educacional	51,788	222,434
Localiza Rent a Car	21,951	257,163
Lojas Renner	32,615	247,610
Multiplus	8,102	91,647
Raia Drogasil *	11,722	244,096
Smiles	10,391	171,782
Via Varejo	78,634	224,244
		2,242,929
TOTAL BRAZIL		4,944,799
TOTAL COMMON STOCK
(Cost $4,558,482)		4,944,799

PREFERRED STOCK — 6.7%
BRAZIL— 6.7%
Preferred Stock — 6.7%
Alpargatas*	35,437	117,055
Lojas Americanas	44,782	238,186
		355,241
TOTAL BRAZIL		355,241
TOTAL PREFERRED STOCK
(Cost $293,209)		355,241

Schedule of Investments (Unaudited)	January 31, 2017

Global X Brazil Consumer ETF

	Face Amount	Value
CORPORATE OBLIGATION — 0.1%
Hypermarcas
11.300%, 10/15/18(A) (B)
(Cost $16,803)	$27,984	$9,044

TOTAL INVESTMENTS — 99.8%
(Cost $4,868,494)†		$5,309,084

Percentages are based on Net Assets of $5,317,242.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of January 31, 2017 was $9,044 and represented 0.2% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2017, was $9,044 and represents 0.2% of net assets.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $4,868,494, and the unrealized appreciation and depreciation were $940,264 and $(499,674), respectively.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$4,944,799	$—	$—	$4,944,799
Preferred Stock	355,241	—	—	355,241
Corporate Obligation	—	—	9,044	9,044
Total Investments in Securities	$5,300,040	$—	$9,044	$5,309,084

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 100.0%
ARGENTINA— 80.3%
Basic Materials — 20.2%
Tenaris ADR	573,988	$20,112,539
Consumer Goods — 2.2%
Cresud SACIF y A ADR *	126,253	2,206,903
Consumer Services — 23.3%
Arcos Dorados Holdings, Cl A *	445,219	2,582,270
Grupo Clarin GDR, Cl B	110,966	2,751,957
MercadoLibre	96,128	17,821,170
		23,155,397
Financials — 13.1%
Banco Macro ADR	55,452	4,166,663
BBVA Banco Frances ADR	144,616	2,650,811
Grupo Financiero Galicia ADR	138,114	4,291,202
IRSA Inversiones y Representaciones ADR *	88,596	1,901,270
		13,009,946
Oil & Gas — 11.9%
Transportadora de Gas del Sur ADR	288,159	3,014,143
YPF ADR	408,046	8,842,357
		11,856,500
Telecommunications — 4.2%
Telecom Argentina ADR	215,734	4,163,666
Utilities — 5.4%
Empresa Distribuidora Y Comercializadora Norte ADR *	33,905	1,145,650
Pampa Energia ADR *	91,163	4,233,610
		5,379,260
TOTAL ARGENTINA		79,884,211
CANADA— 4.9%
Basic Materials — 3.3%
Pan American Silver ^	94,528	1,838,719
Silver Standard Resources *	136,107	1,435,453
		3,274,172
Industrials — 1.6%
Finning International	80,085	1,617,978
TOTAL CANADA		4,892,150
CHILE— 4.6%
Consumer Goods — 3.1%
Cia Cervecerias Unidas ADR	69,796	1,576,692
Embotelladora Andina ADR, Cl B	68,046	1,462,989
		3,039,681
Consumer Services — 1.5%
Cencosud	528,750	1,542,620

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHILE		$4,582,301
LUXEMBOURG— 3.6%
Consumer Goods — 3.6%
Adecoagro *	306,603	3,547,397
MEXICO— 1.2%
Consumer Goods — 1.2%
Arca Continental	225,337	1,217,058
SPAIN— 1.5%
Industrials — 1.5%
Prosegur Cia de Seguridad	229,920	1,446,116
UNITED STATES— 3.9%
Financials — 1.2%
Grupo Supervielle ADR *	83,286	1,226,803
Technology — 2.7%
Globant *	80,669	2,674,177
TOTAL UNITED STATES		3,900,980
TOTAL INVESTMENTS — 100.0%
(Cost $83,582,255)†		$99,470,213

Percentages are based on Net Assets of $99,494,436.

*	Non-income producing security.
^	Traded on the U.S. Stock Exchange.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $83,582,255, and the unrealized appreciation and depreciation were $16,693,732 and $(805,774), respectively.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

As of January 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.7%
GREECE— 87.5%
Basic Materials — 3.4%
Mytilineos Holdings ADR *	626,200	$4,358,164
Mytilineos Holdings *	667,626	4,646,463
		9,004,627
Consumer Goods — 6.4%
JUMBO	874,497	12,285,845
JUMBO ADR	340,000	4,776,660
		17,062,505
Consumer Services — 14.8%
Aegean Airlines	638,024	4,571,449
FF Group ADR *	200,300	3,835,725
FF Group *	313,402	6,001,625
OPAP	2,083,958	18,467,418
OPAP ADR (A)	1,404,900	6,281,308
		39,157,525
Financials — 27.6%
Alpha Bank AE *	17,628,134	31,243,059
Eurobank Ergasias *	21,250,366	12,906,428
Hellenic Exchanges - Athens Stock Exchange	1,066,551	5,152,197
National Bank of Greece *	52,546,459	12,549,866
Piraeus Bank *	60,963,102	11,661,212
		73,512,762
Industrials — 11.4%
Aegean Marine Petroleum Network (A)	602,829	6,661,260
Ellaktor *	2,583,737	3,043,534
Metka Industrial - Construction ADR	130,000	907,569
Metka Industrial - Construction	395,522	2,761,255
Titan Cement	295,410	6,643,556
Titan Cement ADR	439,800	4,945,375
Tsakos Energy Navigation	1,103,935	5,221,613
		30,184,162
Oil & Gas — 7.0%
Hellenic Petroleum *	1,106,788	5,179,117
Motor Oil Hellas Corinth Refineries	547,815	7,873,882
Motor Oil Hellas Corinth Refineries ADR	768,300	5,521,465
		18,574,464
Real Estate Investment Trusts — 2.3%
Grivalia Properties	718,303	6,163,559
Telecommunications — 10.7%
Hellenic Telecommunications Organization	3,120,282	28,426,591
Utilities — 3.9%
Athens Water Supply & Sewage	808,934	4,677,031

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI Greece ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — continued
Public Power *	1,966,605	$5,504,530
		10,181,561
TOTAL GREECE		232,267,756
MONACO— 7.4%
Industrials — 7.4%
GasLog (A)	681,847	11,386,845
GasLog Partners	365,700	8,374,530
		19,761,375
TOTAL MONACO		19,761,375
UNITED STATES— 4.8%
Industrials — 4.8%
Capital Product Partners	1,828,100	6,745,689
Dorian LPG *	521,734	5,900,812
		12,646,501
TOTAL UNITED STATES		12,646,501
TOTAL COMMON STOCK
(Cost $283,000,971)		264,675,632

REPURCHASE AGREEMENTS (B) — 3.0%
Barclays Bank
0.53%, dated 01/31/17, to be repurchased on 02/01/17 repurchase price $6,000,087 (collateralized by U.S Treasury Obligations, ranging in par value $2-$1,574,922, 0.000%-8.750%, 02/15/17-05/15/44, with a total market value of $6,120,000)	$6,000,000	6,000,000
Deutsche Bank
0.52%, dated 01/31/17, to be repurchased on 02/01/17 repurchase price $1,911,228 (collateralized by U.S. Treasury Obligations, par value $1,956,925, 1.875%, 08/31/22 with a total market value of $1,954,699)	1,911,200	1,911,200
TOTAL REPURCHASE AGREEMENTS
(Cost $7,911,200)		7,911,200
TOTAL INVESTMENTS — 102.7%
(Cost $290,912,171)†		$272,586,832

Percentages are based on Net Assets of $265,330,184.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $7,843,547.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2017 was $7,911,200.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $290,912,171, and the unrealized appreciation and depreciation were $22,384,647 and $(40,709,986), respectively.

ADR — American Depositary Receipt

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI Greece ETF

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$264,675,632	$—	$—	$264,675,632
Repurchase Agreements	—	7,911,200	—	7,911,200
Total Investments in Securities	$264,675,632	$7,911,200	$—	$272,586,832

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.9%
NORWAY— 99.9%
Basic Materials — 10.6%
Borregaard	129,017	$1,423,025
Norsk Hydro	1,111,390	6,347,327
Yara International	141,523	5,978,961
		13,749,313
Consumer Goods — 15.7%
Austevoll Seafood	115,618	1,071,481
Bakkafrost P	46,175	1,777,915
Kongsberg Automotive Holding * (A)	654,993	464,113
Leroy Seafood Group	35,950	2,005,973
Marine Harvest	300,267	5,320,887
Norway Royal Salmon	11,253	251,655
Orkla	816,324	7,629,706
Salmar	60,573	1,717,563
		20,239,293
Consumer Services — 5.7%
Europris * (B)	145,940	663,384
Norwegian Air Shuttle * (A)	34,581	1,130,179
Schibsted, Cl B	91,346	2,281,499
Schibsted, Cl A	77,510	2,054,624
XXL (B)	117,454	1,356,158
		7,485,844
Financials — 23.8%
Aker, Cl A	34,320	1,426,567
B2Holding * (A)	156,995	284,309
DnB	1,005,532	16,816,408
Entra (B)	110,942	1,200,065
Gjensidige Forsikring	223,108	3,847,835
Norwegian Property	287,500	345,933
Protector Forsikring	82,609	737,961
Selvaag Bolig	85,158	410,899
Skandiabanken * (B)	60,805	533,944
Sparebank 1 Nord Norge	137,739	908,188
SpareBank 1 SMN	159,900	1,340,962
Storebrand *	518,588	3,167,214
		31,020,285
Industrials — 4.6%
BW LPG (B)	106,650	544,414
Frontline	104,764	725,781
Golden Ocean Group * (A)	96,650	514,511
Hexagon Composites *	141,100	473,320
Hoegh LNG Holdings	64,418	718,344
IDEX * (A)	548,807	453,573

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI Norway ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Ocean Yield	86,107	$654,090
Stolt-Nielsen	39,340	595,282
Thin Film Electronics * (A)	1,185,169	556,015
Wilh Wilhelmsen, Cl B *	104,327	513,536
		5,748,866
Oil & Gas — 28.3%
Akastor * (A)	300,995	541,427
Aker Solutions *	205,166	1,105,656
BW Offshore *	82,998	242,102
Det Norske Oljeselskap	122,722	2,232,868
DNO International * (A)	843,484	882,671
Petroleum Geo-Services * (A)	401,890	1,335,929
REC Silicon * (A)	2,868,294	447,967
Scatec Solar (A) (B)	100,810	453,340
Seadrill *	416,738	812,937
Statoil	1,163,606	21,694,529
Subsea 7 *	297,224	4,049,565
TGS Nopec Geophysical	120,120	2,883,377
		36,682,368
Technology — 1.8%
Atea *	101,961	994,485
Nordic Semiconductor * (A)	162,644	687,917
Opera Software *	145,820	657,522
		2,339,924
Telecommunications — 9.4%
Telenor	768,356	12,196,201
TOTAL NORWAY		129,462,094
TOTAL COMMON STOCK
(Cost $133,626,027)		129,462,094

REPURCHASE AGREEMENT (C) — 2.4%
Deutsche Bank
0.52%, dated 01/31/17, to be repurchased on 02/01/17 repurchase price $3,074,956 (collateralized by U.S. Treasury Obligations, par value $3,148,479, 1.875%, 08/31/22 with a total market value of $3,144,897)
(Cost $3,074,912)	$3,074,912	3,074,912
TOTAL INVESTMENTS — 102.3%
(Cost $136,700,939)†		$132,537,006

Percentages are based on Net Assets of $129,528,280.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $2,969,786.

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI Norway ETF

(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2017 was $4,751,305 and represents 3.7% of Net Assets.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2017 was $3,074,912.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $136,700,939, and the unrealized appreciation and depreciation were $10,164,066 and $(14,327,999), respectively.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$129,462,094	$—	$—	$129,462,094
Repurchase Agreement	—	3,074,912	—	3,074,912
Total Investments in Securities	$129,462,094	$3,074,912	$—	$132,537,006

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — 99.8%
DENMARK— 28.0%
Consumer Goods — 4.3%
Carlsberg, Cl B	5,827	$526,664
Pandora	6,040	791,226
		1,317,890
Financials — 4.4%
Danske Bank	40,803	1,359,547
Health Care — 14.7%
Coloplast, Cl B	5,521	395,354
Novo Nordisk ADR	102,201	3,696,610
Novozymes, Cl B	12,270	478,369
		4,570,333
Industrials — 1.8%
A P Moller - Maersk, Cl B	340	567,671
Oil & Gas — 2.8%
Vestas Wind Systems	12,271	858,746
TOTAL DENMARK		8,674,187
FINLAND— 12.8%
Financials — 3.9%
Sampo, Cl A	26,011	1,205,918
Industrials — 3.1%
Kone, Cl B	21,024	951,991
Technology — 4.6%
Nokia ADR (A)	316,346	1,429,884
Utilities — 1.2%
Fortum	24,509	391,739
TOTAL FINLAND		3,979,532
NORWAY— 9.7%
Basic Materials — 1.3%
Yara International	9,717	410,517
Financials — 3.2%
DnB	59,506	995,172
Oil & Gas — 3.2%
Statoil ADR (A)	52,907	987,773
Telecommunications — 2.0%
Telenor	38,546	611,845
TOTAL NORWAY		3,005,307
SWEDEN— 49.3%
Consumer Goods — 3.2%
Svenska Cellulosa, Cl B	33,003	992,929

Schedule of Investments (Unaudited)	January 31, 2017

Global X FTSE Nordic Region ETF

	Share/Face Amount	Value
COMMON STOCK — continued
Consumer Services — 4.8%
Hennes & Mauritz, Cl B	52,525	$1,502,156
Financials — 21.6%
Investor, Cl B	25,041	999,451
Nordea Bank	176,095	2,129,272
Skandinaviska Enskilda Banken, Cl A	79,695	895,721
Svenska Handelsbanken, Cl A	81,071	1,211,205
Swedbank, Cl A	58,395	1,476,976
		6,712,625
Industrials — 12.9%
Assa Abloy, Cl B	51,737	980,101
Atlas Copco, Cl A	34,253	1,098,325
Sandvik	59,731	806,289
Volvo, Cl B	85,683	1,095,836
		3,980,551
Technology — 4.9%
Ericsson ADR	164,844	970,931
Hexagon, Cl B	14,120	558,882
		1,529,813
Telecommunications — 1.9%
Telia	143,601	582,677
TOTAL SWEDEN		15,300,751
TOTAL COMMON STOCK
(Cost $34,021,415)		30,959,777

REPURCHASE AGREEMENT (B) — 4.9%
Deutsche Bank
0.52%, dated 01/31/17, to be repurchased on 02/01/17 repurchase price $1,504,708 (collateralized by U.S. Treasury Obligations, par value $1,540,686, 1.875%, 08/31/22 with a total market value of $1,538,933)
(Cost $1,504,686)	$1,504,686	1,504,686
TOTAL INVESTMENTS — 104.7%
(Cost $35,526,101)†		$32,464,463

Percentages are based on Net Assets of $31,011,950.

(A)	This security or a partial position of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $1,450,556.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2017 was $1,504,686.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $35,526,101, and the unrealized appreciation and depreciation were $1,819,887 and $(4,881,525), respectively.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	January 31, 2017

Global X FTSE Nordic Region ETF

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$30,959,777	$—	$—	$30,959,777
Repurchase Agreement	—	1,504,686	—	1,504,686
Total Investments in Securities	$30,959,777	$1,504,686	$—	$32,464,463

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI Nigeria ETF

	Shares/Face Amount	Value
COMMON STOCK — 99.8%
NIGERIA— 99.8%
Consumer Goods — 41.3%
Flour Mills of Nigeria	13,957,867	$845,239
Guinness Nigeria	4,122,604	865,680
Nestle Nigeria	1,194,582	2,842,753
Nigerian Breweries	15,199,183	6,955,305
PZ Cussons Nigeria	11,237,917	498,073
Unilever Nigeria	8,908,301	1,035,171
		13,042,221
Financials — 46.7%
Access Bank	77,812,707	1,681,060
Diamond Bank *	129,552,695	398,624
Ecobank Transnational	38,112,232	1,266,249
FBN Holdings	107,948,315	1,236,724
Guaranty Trust Bank	56,533,603	4,385,749
Stanbic IBTC Holdings	24,411,912	1,382,409
Transnational Corp of Nigeria *	222,357,748	582,279
UAC of Nigeria	13,664,885	738,038
United Bank for Africa	99,436,262	1,552,573
Zenith Bank	30,180,085	1,550,990
		14,774,695
Industrials — 7.9%
Dangote Cement	2,649,381	1,439,598
Lafarge Africa	7,910,074	1,061,840
		2,501,438
Oil & Gas — 3.9%
Forte Oil	2,196,251	512,003
Oando *	47,929,177	731,097
		1,243,100
TOTAL NIGERIA		31,561,454
TOTAL COMMON STOCK
(Cost $44,800,550)		31,561,454

U.S. TREASURY OBLIGATION — 7.9%
United States Treasury Bill
0.460%, 02/09/17(A)
(Cost $2,499,745)	$2,500,000	2,499,737
TOTAL INVESTMENTS — 107.7%
(Cost $47,300,295)†		$34,061,191

Percentages are based on Net Assets of $31,632,515.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $47,300,295, and the unrealized appreciation and depreciation were $0 and $(13,239,104), respectively.

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI Nigeria ETF

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$31,561,454	$—	$—	$31,561,454
U.S. Treasury Obligation	—	2,499,737	—	2,499,737
Total Investments in Securities	$31,561,454	$2,499,737	$—	$34,061,191

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 100.0%
ARGENTINA— 3.7%
Consumer Services — 1.9%
MercadoLibre	1,409	$261,214
Financials — 0.5%
Banco Macro ADR	1,018	76,493
Oil & Gas — 1.3%
YPF ADR	8,189	177,456
TOTAL ARGENTINA		515,163
AUSTRALIA— 2.0%
Basic Materials — 0.4%
St. Barbara *	30,900	54,422
Oil & Gas — 1.6%
Oil Search	28,947	150,969
Santos	23,850	72,423
		223,392
TOTAL AUSTRALIA		277,814
CANADA— 3.5%
Basic Materials — 3.5%
B2Gold *	34,239	103,735
Barrick Gold	3,690	68,043
Endeavour Mining *	3,611	68,855
First Quantum Minerals	10,406	130,978
Lucara Diamond	6,573	14,822
Turquoise Hill Resources *	25,477	92,040
		478,473
TOTAL CANADA		478,473
CHILE— 4.1%
Basic Materials — 0.2%
Empresas CMPC *	11,200	24,284
Consumer Goods — 0.3%
Cia Cervecerias Unidas ADR	1,977	44,660
Consumer Services — 1.8%
Cencosud	8,000	23,340
Latam Airlines Group *	9,580	88,416
SACI Falabella	16,660	135,584
		247,340
Financials — 0.4%
Banco de Chile	246,606	29,536
Banco Santander Chile	551,340	29,962
		59,498

Schedule of Investments (Unaudited)	January 31, 2017

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 0.2%
Empresas COPEC	2,380	$24,435
Utilities — 1.2%
AES Gener	27,500	9,465
Empresa Nacional de Electricidad	106,949	68,973
Enersis	491,053	88,235
		166,673
TOTAL CHILE		566,890
COLOMBIA— 0.6%
Consumer Services — 0.1%
Almacenes Exito	1,540	8,232
Financials — 0.1%
Grupo de Inversiones Suramericana	1,261	16,852
Industrials — 0.1%
Cementos Argos	5,046	20,162
Oil & Gas — 0.3%
Ecopetrol *	74,748	35,219
TOTAL COLOMBIA		80,465
CZECH REPUBLIC— 1.0%
Financials — 0.2%
Komercni Banka	815	28,847
Utilities — 0.8%
CEZ	6,621	113,573
TOTAL CZECH REPUBLIC		142,420
EGYPT— 0.4%
Financials — 0.3%
Commercial International Bank Egypt SAE	8,575	34,590
Talaat Moustafa Group	30,000	13,472
		48,062
Telecommunications — 0.1%
Global Telecom Holding SAE *	32,103	11,994
TOTAL EGYPT		60,056
FRANCE— 0.1%
Oil & Gas — 0.1%
Etablissements Maurel et Prom *	3,601	16,500
HONG KONG— 0.4%
Consumer Services — 0.4%
NagaCorp	82,383	48,415

Schedule of Investments (Unaudited)	January 31, 2017

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
HUNGARY— 1.5%
Financials — 1.0%
OTP Bank	4,430	$136,175
Health Care — 0.3%
Richter Gedeon Nyrt	1,916	41,264
Oil & Gas — 0.2%
MOL Hungarian Oil & Gas	386	27,227
TOTAL HUNGARY		204,666
INDONESIA— 10.1%
Consumer Goods — 2.5%
Astra International	288,497	171,769
Gudang Garam	10,254	47,421
Hanjaya Mandala Sampoerna	94,100	27,132
Indofood CBP Sukses Makmur TBK	55,000	34,600
Indofood Sukses Makmur	55,800	33,119
Unilever Indonesia	12,969	40,017
		354,058
Consumer Services — 0.2%
Matahari Department Store	18,500	20,471
Financials — 3.7%
Bank Central Asia	179,458	205,632
Bank CIMB Niaga *	6,233	457
Bank Mandiri	237,818	194,137
Bank Rakyat Indonesia Persero	128,900	113,189
		513,415
Health Care — 0.2%
Kalbe Farma	289,600	31,449
Industrials — 1.1%
Indocement Tunggal Prakarsa	20,100	22,618
Semen Indonesia Persero	140,805	95,170
United Tractors	16,500	27,001
		144,789
Telecommunications — 1.8%
Telekomunikasi Indonesia Persero	882,905	255,895
Utilities — 0.6%
Perusahaan Gas Negara	374,439	80,763
TOTAL INDONESIA		1,400,840
ITALY— 0.7%
Oil & Gas — 0.7%
Saipem *	190,600	97,326

Schedule of Investments (Unaudited)	January 31, 2017

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
JAPAN— 0.9%
Basic Materials — 0.5%
Kyoei Steel	3,300	$66,718
Industrials — 0.4%
Namura Shipbuilding	9,340	62,557
TOTAL JAPAN		129,275
KUWAIT— 1.0%
Financials — 1.0%
Kuwait Finance House	46,514	94,584
National Bank of Kuwait SAK	17,564	42,052
		136,636
TOTAL KUWAIT		136,636
MALAYSIA— 9.0%
Basic Materials — 0.4%
HAP Seng Consolidated	10,700	21,016
Petronas Chemicals Group	16,390	26,382
		47,398
Consumer Goods — 0.3%
IOI	21,600	21,505
Kuala Lumpur Kepong	3,730	20,294
		41,799
Consumer Services — 0.4%
Genting	11,200	20,734
Genting Malaysia	24,500	27,877
		48,611
Financials — 2.1%
CIMB Group Holdings	39,700	44,545
Malayan Banking	60,426	112,135
Public Bank	31,390	142,440
		299,120
Health Care — 0.3%
IHH Healthcare	26,272	37,366
Industrials — 1.2%
MISC	16,600	27,507
Sime Darby	61,989	124,692
Westports Holdings	19,300	18,169
		170,368
Oil & Gas — 0.2%
Petronas Dagangan	2,800	14,880
Petronas Gas	3,789	17,861
		32,741

Schedule of Investments (Unaudited)	January 31, 2017

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 2.7%
Axiata Group	82,067	$87,634
DiGi.Com	121,602	136,166
Maxis	83,996	116,622
Telekom Malaysia	24,185	32,487
		372,909
Utilities — 1.4%
Tenaga Nasional	60,953	184,393
YTL	56,600	19,422
		203,815
TOTAL MALAYSIA		1,254,127
MEXICO— 8.2%
Basic Materials — 2.1%
Grupo Mexico, Cl B	52,788	159,528
Industrias Penoles	1,224	29,069
Mexichem	39,760	94,704
		283,301
Consumer Goods — 1.1%
Arca Continental	5,638	30,451
Coca-Cola Femsa	2,800	17,425
Fomento Economico Mexicano	3,300	24,967
Gruma, Cl B	3,160	42,625
Grupo Bimbo, Ser A	10,560	23,393
Grupo Lala, Cl B	10,581	15,947
		154,808
Consumer Services — 1.3%
Grupo Televisa	12,821	57,538
Wal-Mart de Mexico	69,780	124,026
		181,564
Financials — 0.9%
Grupo Financiero Banorte, Cl O	14,124	67,998
Grupo Financiero Inbursa, Cl O	35,500	53,009
		121,007
Industrials — 1.8%
Alfa, Cl A	63,470	82,728
Cemex *	69,884	64,866
Grupo Aeroportuario del Pacifico, Cl B	3,000	23,358
Grupo Aeroportuario del Sureste, Cl B	1,570	22,898
Promotora y Operadora de Infraestructura	6,353	55,786
		249,636
Telecommunications — 0.7%
America Movil	162,367	102,610

Schedule of Investments (Unaudited)	January 31, 2017

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.3%
Infraestructura Energetica Nova	9,440	$41,833
TOTAL MEXICO		1,134,759
NETHERLANDS— 0.4%
Telecommunications — 0.4%
VimpelCom ADR	12,665	53,573
OMAN— 0.4%
Financials — 0.1%
BankMuscat SAOG	6,940	8,327
Telecommunications — 0.3%
Oman Telecommunications SAOG	13,110	48,858
TOTAL OMAN		57,185
PAKISTAN— 0.9%
Financials — 0.2%
United Bank	11,200	25,149
Oil & Gas — 0.6%
Oil & Gas Development	12,300	18,850
Pakistan Petroleum	34,600	58,583
		77,433
Utilities — 0.1%
K-Electric *	170,800	16,949
TOTAL PAKISTAN		119,531
PANAMA— 1.4%
Consumer Services — 1.4%
Copa Holdings, Cl A	1,993	194,298
PERU— 0.9%
Basic Materials — 0.2%
Hochschild Mining	8,400	26,050
Financials — 0.7%
Credicorp Ltd.	639	104,592
TOTAL PERU		130,642
PHILIPPINES— 4.1%
Consumer Goods — 0.6%
JG Summit Holdings	23,149	34,562
Universal Robina	11,737	38,443
		73,005
Consumer Services — 1.4%
Jollibee Foods	5,200	21,483
SM Investments	12,226	169,515
		190,998

Schedule of Investments (Unaudited)	January 31, 2017

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.6%
Ayala Land	48,000	$34,289
SM Prime Holdings	93,197	55,621
		89,910
Industrials — 0.4%
Aboitiz Equity Ventures	12,600	18,812
Ayala	2,430	39,064
		57,876
Telecommunications — 0.7%
Globe Telecom	400	13,825
PLDT	2,714	80,168
		93,993
Utilities — 0.4%
Aboitiz Power	33,458	28,372
Manila Electric	5,220	29,874
		58,246
TOTAL PHILIPPINES		564,028
POLAND— 4.9%
Basic Materials — 1.0%
KGHM Polska Miedz	4,316	133,655
Consumer Goods — 0.1%
LPP *	9	11,472
Financials — 1.3%
Bank Pekao	1,424	48,155
Bank Zachodni	287	24,711
Powszechna Kasa Oszczednosci Bank Polski *	7,051	54,050
Powszechny Zaklad Ubezpieczen	6,830	60,089
		187,005
Oil & Gas — 1.8%
Polski Koncern Naftowy Orlen S.A.	11,436	232,036
Polskie Gornictwo Naftowe i Gazownictwo	18,700	25,659
		257,695
Telecommunications — 0.1%
Orange Polska *	12,500	16,871
Utilities — 0.6%
PGE	28,390	77,485
TOTAL POLAND		684,183
QATAR— 1.9%
Financials — 0.7%
Qatar National Bank	2,164	96,693
Industrials — 0.9%
Industries Qatar QSC	3,736	117,479

Schedule of Investments (Unaudited)	January 31, 2017

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 0.3%
Ooredoo QSC	1,510	$43,543
TOTAL QATAR		257,715
SINGAPORE— 0.9%
Consumer Goods — 0.9%
Thai Beverage	208,007	127,716
SOUTH AFRICA— 9.0%
Basic Materials — 2.2%
Anglo American Platinum *	1,955	50,945
AngloGold Ashanti *	5,260	66,292
Gold Fields ADR	36,391	127,732
Sasol	1,823	54,029
		298,998
Consumer Goods — 0.6%
Tiger Brands	2,913	87,652
Consumer Services — 2.9%
Naspers, Cl N	1,659	263,107
Shoprite Holdings	5,074	67,377
Woolworths Holdings	12,618	69,408
		399,892
Financials — 1.3%
FirstRand	26,680	99,357
Standard Bank Group	7,555	80,661
		180,018
Health Care — 1.0%
Aspen Pharmacare Holdings	3,301	75,424
Mediclinic International	7,098	69,400
		144,824
Telecommunications — 1.0%
MTN Group	4,803	44,706
Vodacom Group	8,210	91,966
		136,672
TOTAL SOUTH AFRICA		1,248,056
SOUTH KOREA— 0.2%
Consumer Goods — 0.2%
Youngone	1,430	32,855
TAIWAN— 0.6%
Consumer Goods — 0.6%
Taiwan Paiho	27,400	83,303

Schedule of Investments (Unaudited)	January 31, 2017

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
THAILAND— 10.9%
Basic Materials — 0.2%
Indorama Ventures NVDR	33,400	$33,201
Consumer Goods — 0.9%
Carabao Group NVDR	13,700	29,279
Charoen Pokphand Foods NVDR	116,657	94,425
		123,704
Consumer Services — 1.1%
CP ALL NVDR	73,622	126,502
Minor International NVDR	24,600	24,279
		150,781
Financials — 0.8%
Kasikornbank NVDR	6,130	32,818
Siam Commercial Bank NVDR	18,400	78,909
		111,727
Health Care — 0.5%
Bangkok Dusit Medical Services NVDR	72,300	45,585
Bumrungrad Hospital NVDR	4,200	21,352
		66,937
Industrials — 3.1%
Airports of Thailand NVDR	13,494	158,663
CH Karnchang NVDR	116,000	94,717
Siam Cement NVDR	12,770	183,517
		436,897
Oil & Gas — 2.9%
PTT NVDR	17,391	199,544
PTT Exploration & Production NVDR	33,060	92,016
PTT Global Chemical NVDR	39,331	75,679
Thai Oil NVDR	16,800	34,235
		401,474
Technology — 0.4%
Intouch Holdings PCL NVDR	37,470	56,934

Telecommunications — 1.0%
Advanced Info Service NVDR	22,754	102,752
True NVDR	125,520	23,350
		126,102
TOTAL THAILAND		1,507,757
TURKEY— 7.2%
Basic Materials — 1.7%
Eregli Demir ve Celik Fabrikalari	150,273	231,259

Schedule of Investments (Unaudited)	January 31, 2017

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — 0.3%
Ford Otomotiv Sanayi	1,820	$16,834
Tofas Turk Otomobil Fabrikasi	3,400	23,451
		40,285
Consumer Services — 1.0%
Arcelik	4,500	27,248
BIM Birlesik Magazalar	7,919	112,953
		140,201
Financials — 1.0%
Akbank	21,050	46,836
Turkiye Garanti Bankasi	21,525	47,436
Turkiye Is Bankasi, Cl C	32,344	51,060
		145,332
Industrials — 0.2%
Enka Insaat ve Sanayi	16,290	24,767
Oil & Gas — 2.3%
KOC Holding	33,736	135,736
Tupras Turkiye Petrol Rafinerileri	8,033	174,369
		310,105
Telecommunications — 0.7%
Turk Telekomunikasyon	11,236	16,756
Turkcell Iletisim Hizmetleri	28,100	84,404
		101,160
TOTAL TURKEY		993,109
UKRAINE— 0.8%
Consumer Goods — 0.8%
Kernel Holding	5,651	112,738
UNITED ARAB EMIRATES— 3.1%
Financials — 2.5%
Emaar Properties PJSC	103,071	208,505
First Gulf Bank PJSC	27,821	98,092
National Bank of Abu Dhabi PJSC (A)	15,494	43,872
		350,469
Industrials — 0.6%
DP World *	4,172	78,851
TOTAL UNITED ARAB EMIRATES		429,320
UNITED KINGDOM— 3.6%
Basic Materials — 2.4%
Antofagasta	4,950	52,000
Fresnillo	10,011	183,003
KAZ Minerals *	10,440	61,772

Schedule of Investments (Unaudited)	January 31, 2017

Global X Next Emerging & Frontier ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Basic Materials — continued
Mondi	1,600	$35,247
		332,022
Financials — 0.5%
Bank of Georgia Holdings	1,974	73,511
Oil & Gas — 0.7%
Premier Oil *	20,673	21,847
Tullow Oil *	19,540	72,349
		94,196
TOTAL UNITED KINGDOM		499,729
UNITED STATES— 1.6%
Basic Materials — 0.3%
Southern Copper	1,137	43,615
Oil & Gas — 1.3%
Kosmos Energy *	8,338	54,531
Occidental Petroleum	912	61,806
Pacific Drilling *	727	2,399
Seadrill Partners	14,356	58,286
		177,022
TOTAL UNITED STATES		220,637
TOTAL COMMON STOCK
(Cost $15,670,717)		13,860,200

CORPORATE OBLIGATION — 0.0%
Bank Muscat SAOG
0.035%, 03/19/18
(Cost $–)	22,009	5,601

CONVERTIBLE BOND — 0.0%
BankMuscat SAOG
4.500%, 03/20/17
(Cost $–)	2,702	765

TOTAL INVESTMENTS — 100.0%
(Cost $15,670,717)†		$13,866,566

Percentages are based on Net Assets of $13,863,840.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2017, was $43,872 and represents 0.3% of net assets.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $15,670,717, and the unrealized appreciation and depreciation were $971,138 and $(2,775,289), respectively.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2017

Global X Next Emerging & Frontier ETF

Ltd. — Limited

NVDR  — Non-Voting Depositary Receipt

Ser — Series

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$13,860,200	$—	$—	$13,860,200
Corporate Obligation	—	5,601	—	5,601
Convertible Bond	—	765	—	765
Total Investments in Securities	$13,860,200	$6,366	$—	$13,866,566

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X FTSE Portugal 20 ETF

	Shares	Value
COMMON STOCK — 100.2%
PORTUGAL— 100.2%
Basic Materials — 9.9%
Altri	128,031	$561,198
Navigator	249,752	909,313
Semapa-Sociedade de Investimento e Gestao	38,817	551,634
		2,022,145
Consumer Services — 13.3%
Ibersol SGPS	21,372	288,708
Jeronimo Martins	52,615	890,156
NOS SGPS	140,778	792,488
Sonae *	876,424	752,982
		2,724,334
Financials — 13.5%
Banco BPI, Cl G *	486,662	595,357
Banco Comercial Portugues, Cl R * (A)	9,063,664	1,531,948
Banco Espirito Santo * (B) (C)	2,085,614	—
BANIF - Banco Internacional do Funchal * (A) (B) (C)	55,479,410	1,199
Caixa Economica Montepio Geral *	739,941	328,656
Sonae Capital	425,702	317,438
		2,774,598
Industrials — 9.0%
Corticeira Amorim SGPS	49,873	469,448
CTT-Correios de Portugal	126,809	706,314
Mota-Engil	218,032	379,122
Teixeira Duarte	1,339,555	288,083
		1,842,967
Oil & Gas — 22.9%
Galp Energia	317,787	4,677,530
Telecommunications — 3.4%
Pharol SGPS *	1,736,473	480,409
Sonaecom	76,837	225,862
		706,271
Utilities — 28.2%
EDP Renovaveis	129,635	832,590
Energias de Portugal	1,456,729	4,231,666
REN - Redes Energeticas Nacionais	252,195	694,447
		5,758,703
TOTAL PORTUGAL		20,506,548
TOTAL COMMON STOCK
(Cost $28,193,372)		20,506,548

Schedule of Investments (Unaudited)	January 31, 2017

Global X FTSE Portugal 20 ETF

	Face Amount	Value
REPURCHASE AGREEMENT (D) — 2.1%
Deutsche Bank
0.52%, dated 01/31/17, to be repurchased on 02/01/17 repurchase price $425,691 (collateralized by U.S. Treasury Obligations, par value $435,870, 1.875%, 08/31/22 with a total market value of $435,374)
(Cost $425,685)	$425,685	$425,685
TOTAL INVESTMENTS — 102.3%
(Cost $28,619,057)†		$20,932,233

Percentages are based on Net Assets of $20,458,371.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $11,093.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2017 was $1,199 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2017, was $1,199 and represents 0.0% of net assets.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2017 was $425,685.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $28,619,057, and the unrealized appreciation and depreciation were $532,259 and $(8,219,083), respectively.

Cl — Class

Amounts designated as “—“ are either $0 or have been rounded to $0.

The following is a summary of the level of inputs used as of January 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3[a]	Total
Common Stock	$20,505,349	$—	$1,199	$20,506,548
Repurchase Agreement	—	425,685	—	425,685
Total Investments in Securities	$20,505,349	$425,685	$1,199	$20,932,233

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — 101.1%
PAKISTAN— 101.1%
Basic Materials — 10.6%
Dawood Hercules	51,100	$72,166
Engro	294,690	945,185
Fatima Fertilizer	520,400	195,190
Fauji Fertilizer	789,400	872,215
Fauji Fertilizer Bin Qasim	464,100	230,799
		2,315,555
Consumer Goods — 7.8%
Honda Atlas Cars Pakistan	33,300	231,799
Indus Motor	27,890	466,696
Nishat Mills	279,600	426,530
Pak Elektron	346,000	278,338
PAK Suzuki Motor	42,650	282,205
		1,685,568
Financials — 33.3%
Bank Al Habib	1,318,900	721,585
Bank Alfalah	612,500	241,131
Habib Bank	871,750	2,169,955
MCB Bank	823,540	1,901,674
National Bank of Pakistan	896,800	639,795
United Bank	717,590	1,611,282
		7,285,422
Health Care — 3.7%
Ferozsons Laboratories	23,330	150,883
Searle	99,295	650,929
		801,812
Industrials — 19.4%
DG Khan Cement	124,160	272,523
Fauji Cement	1,170,200	502,894
Kohat Cement	48,600	129,832
Lucky Cement *	263,460	2,101,823
Maple Leaf Cement Factory	400,100	505,484
Millat Tractors	13,330	138,264
Packages	55,830	447,466
Pakistan International Bulk Terminal *	527,400	142,512
		4,240,798
Oil & Gas — 17.6%
Byco Petroleum Pakistan *	333,900	72,639
National Refinery	40,300	293,480
Oil & Gas Development	937,940	1,437,449
Pakistan Oilfields	122,320	572,111
Pakistan Petroleum	279,200	472,726

Schedule of Investments (Unaudited)	January 31, 2017

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Pakistan State Oil	217,530	$931,058
Shell Pakistan	15,300	75,054
		3,854,517
Telecommunications — 0.8%
Pakistan Telecommunication	1,006,280	177,915

Utilities — 7.9%
Hub Power	724,242	956,051
K-Electric *	2,737,300	271,628
Kot Addu Power	480,700	369,543
SUI Southern Gas *	389,100	133,357
		1,730,579
TOTAL PAKISTAN		22,092,166
TOTAL COMMON STOCK
(Cost $20,134,987)		22,092,166

RIGHT — 0.0%

	Number Of Rights
Pakistan — 0.0%
Pakistan International Bulk Terminal *	54,342	9,421

TOTAL RIGHT (Cost $–)		9,421

TOTAL INVESTMENTS — 101.1%
(Cost $20,134,987)†		$22,101,587

Percentages are based on Net Assets of $21,860,736.

*	Non-income producing security.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $20,134,987, and the unrealized appreciation and depreciation were $2,146,558 and $(179,958), respectively.

As of January 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

GLX-QH-002-1100

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: March 31, 2017

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: March 31, 2017

*     Print the name and title of each signing officer under his or her signature.